UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

DANIEL J. MAVICO

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MARCH 31

Date of Reporting Period: DECEMBER 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2016

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA CALIFORNIA BOND FUND

DECEMBER 31, 2016

(Form N-Q)

48462 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
PRE	Pre-refunded to a date prior to maturity
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal
Corp., Build America Mutual Assurance Co., National Public Finance
Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Bank of America Corp. or JPMorgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from
California Health Insurance Construction Loan Insurance Program.

1 | USAA California BondFund

PORTFOLIO OF INVESTMENTS

USAA California Bond Fund

December 31, 2016 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (90.4%)

California (87.5%)

$2,000	Alameda Corridor Transportation Auth.	5.00%	10/01/2037	$2,180
1,500	Anaheim Public Financing Auth.	5.00	5/01/2046	1,644
4,235	Association of Bay Area Governments (NBGA)	5.00	1/01/2033	4,810
17,520	Association of Bay Area Governments (INS)	4.75	3/01/2036	17,602
1,500	Association of Bay Area Governments	5.00	7/01/2042	1,580
3,085	Burbank USD, 4.30%, 8/01/2023	4.30 (a)	8/01/2033	2,487
3,000	Burbank USD, 4.35%, 8/01/2023	4.35 (a)	8/01/2034	2,407
5,265	Carlsbad USD (INS) (PRE)	5.00	10/01/2034	5,771
9,500	Centinela Valley Union High School District	4.00	8/01/2050	9,511
3,000	Central USD (INS) (PRE)	5.50	8/01/2029	3,311
5,000	Chula Vista	5.88	1/01/2034	5,444
6,000	City and County of San Francisco Airport
	Commission	4.90	5/01/2029	6,518
1,350	Corona-Norco USD	5.00	9/01/2032	1,496
6,000	Educational Facilities Auth.	5.38	4/01/2034	6,548
1,000	Educational Facilities Auth.	5.00	10/01/2037	1,119
3,100	Educational Facilities Auth.	5.00	10/01/2049	3,524
1,500	Elk Grove Finance Auth. (INS)	5.00	9/01/2038	1,674
15,000	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.21 (b)	1/15/2034	7,406
7,500	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.25 (b)	1/15/2035	3,527
18,000	Golden State Tobacco Securitization (INS)	4.55	6/01/2022	18,694
17,000	Golden State Tobacco Securitization	5.00	6/01/2033	15,421
610	Health Facilities Financing Auth. (NBGA)	5.50	1/01/2019	612
5,000	Health Facilities Financing Auth.	5.00	7/01/2033	5,609
2,000	Health Facilities Financing Auth. (PRE)	6.50	10/01/2033	2,185
8,105	Health Facilities Financing Auth.	4.00	3/01/2039	7,976
1,050	Health Facilities Financing Auth. (NBGA)	5.00	7/01/2039	1,161
2,100	Health Facilities Financing Auth.	5.00	11/15/2039	2,312
14,000	Health Facilities Financing Auth.	4.00	11/15/2041	14,056
7,805	Health Facilities Financing Auth. (NBGA)	5.00	6/01/2042	8,621
2,300	Health Facilities Financing Auth. (NBGA)	5.00	7/01/2044	2,532
10,000	Health Facilities Financing Auth.	4.00	10/01/2047	9,877
9,310	Indio Redevelopment Agency	5.25	8/15/2031	9,770
6,000	Inland Empire Tobacco Securitization Auth.	5.75	6/01/2026	6,244
1,000	Jurupa Public Financing Auth.	5.00	9/01/2042	1,088
3,875	Long Beach Bond Finance Auth.	5.00	11/15/2035	4,457
2,000	Los Angeles County Public Works Financing
	Auth.	5.00	12/01/2044	2,243
6,000	Los Angeles County Public Works Financing
	Auth.	5.00	12/01/2045	6,773
10,000	Madera Redevelopment Agency	5.38	9/01/2038	10,476
5,790	March Joint Powers Redevelopment Agency
	(INS)	4.00	8/01/2041	5,859
6,000	Modesto Irrigation District	5.75	10/01/2034	6,472
3,435	Monrovia Financing Auth.	5.00	12/01/2045	3,838
2,345	Monrovia Financing Auth. (INS)	5.00	12/01/2045	2,620
7,500	Monterey Peninsula CCD (INS) (PRE)	5.11 (b)	8/01/2029	4,143

2 | USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Mountain View Shoreline Regional Park
	Community	5.63%	8/01/2035	$2,268
1,900	Municipal Finance Auth (NBGA)	4.13	5/15/2039	1,918
2,100	Municipal Finance Auth (NBGA)	4.13	5/15/2046	2,103
1,000	Municipal Finance Auth.	5.00	6/01/2050	1,039
1,500	Norco Redevelopment Agency	5.88	3/01/2032	1,668
1,250	Norco Redevelopment Agency	6.00	3/01/2036	1,398
5,000	Norwalk Redevelopment Agency (INS)	5.00	10/01/2030	5,012
3,500	Norwalk Redevelopment Agency (INS)	5.00	10/01/2035	3,510
7,500	Norwalk-La Mirada USD (INS)	5.00 (b)	8/01/2030	4,509
6,205	Oakdale Irrigation District (PRE)	5.50	8/01/2034	6,847
5,500	Palomar Pomerado Health (INS)	4.89 (b)	8/01/2026	3,938
12,230	Palomar Pomerado Health (INS)	6.05 (b)	8/01/2031	6,937
2,000	Pittsburg Successor Redevelopment Agency
	(INS)	5.00	9/01/2029	2,317
4,000	Pollution Control Financing Auth. (c)	5.25	8/01/2040	4,327
10,000	Pollution Control Financing Auth.	5.00	11/21/2045	10,007
1,500	Pomona USD (INS)	5.00	8/01/2039	1,660
6,875	Public Works Board	5.00	4/01/2031	6,898
5,705	Public Works Board	5.00	4/01/2031	5,724
2,000	Regents of the Univ. of California Medical
	Center	4.00	5/15/2044	2,022
2,800	Rio Elementary School District (INS)	4.00	8/01/2045	2,829
120	Riverside County Public Financing Auth. (INS)	4.75	10/01/2035	120
1,250	Riverside County Public Financing Auth. (INS)	4.00	10/01/2036	1,285
1,625	Riverside County Public Financing Auth. (INS)	4.00	10/01/2037	1,666
2,000	Riverside County Redevelopment Successor
	Agency (INS)	4.00	10/01/2037	2,050
2,000	Riverside County Transportation Commission	5.25	6/01/2039	2,295
7,115	Roseville Finance Auth.	5.00	2/01/2037	7,706
2,000	Sacramento Area Flood Control Agency (INS)	5.00	10/01/2044	2,229
1,100	Sacramento County Airport Systems	5.00	7/01/2041	1,226
1,020	Sacramento USD (INS)	5.00	7/01/2038	1,135
2,000	San Diego County Regional Airport Auth.	5.00	7/01/2040	2,166
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,768
1,000	San Diego Public Financing Auth. (PRE)	5.25	5/15/2029	1,121
3,500	San Francisco City and County Airport (PRE)	5.25	5/01/2026	3,693
10,000	San Jose Financing Auth.	5.00	6/01/2039	11,123
3,000	San Jose Redevelopment Agency (INS)	4.45	8/01/2032	3,036
1,500	San Luis & Delta-Mendota (INS)	5.00	3/01/2038	1,637
3,000	San Marcos USD Financing Auth. (INS)	5.00	8/15/2035	3,254
5,000	San Ramon Successor Redevelopment Agency
	(INS)	5.00	2/01/2038	5,550
3,500	Santa Barbara Financing Auth.	5.00	7/01/2029	3,763
9,000	Santa Barbara Financing Auth.	5.00	7/01/2039	9,590
2,000	Santa Clara	5.25	7/01/2032	2,244
5,250	Santa Clarita Community College District	4.00	8/01/2046	5,300
900	Santa Cruz County Redevelopment Successor
	Agency (INS)	4.00	9/01/2035	925
6,000	Santa Cruz County Redevelopment Successor
	Agency (INS)	5.00	9/01/2035	6,788
1,350	Santa Cruz County Redevelopment Successor
	Agency (INS)	4.00	9/01/2036	1,382
1,750	School Finance Auth. (c)	5.00	8/01/2041	1,812
2,250	School Finance Auth. (c)	5.00	8/01/2046	2,322
1,750	Sierra View Local Health Care District (PRE)	5.25	7/01/2037	1,788
10,000	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2032	10,021
4,000	State	5.25	2/01/2030	4,531
6,000	State	4.50	8/01/2030	6,014
5,000	State	5.75	4/01/2031	5,461
3,000	State	5.00	2/01/2043	3,340
2,500	State	5.00	9/01/2045	2,854
8,000	State	4.00	9/01/2046	8,193
2,750	Statewide Communities Dev. Auth	5.00	10/01/2046	2,920

3 | USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,000	Statewide Communities Dev. Auth (NBGA)	4.00%	11/01/2046	$4,052
2,225	Statewide Communities Dev. Auth. (INS)	4.50	2/01/2027	2,228
11,795	Statewide Communities Dev. Auth. (NBGA)
	(PRE)	5.00	12/01/2027	12,228
4,225	Statewide Communities Dev. Auth. (PRE)	5.50	7/01/2031	4,322
4,000	Statewide Communities Dev. Auth. (INS)	4.60	2/01/2037	4,003
13,000	Statewide Communities Dev. Auth. (NBGA)
	(PRE)	5.00	12/01/2037	13,477
3,500	Statewide Communities Dev. Auth. (NBGA)
	(PRE)	5.75	8/15/2038	3,759
2,500	Statewide Communities Dev. Auth.	5.00	11/15/2038	2,599
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2040	2,134
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2042	1,587
500	Statewide Communities Dev. Auth.	5.00	11/01/2043	547
2,400	Statewide Communities Dev. Auth. (NBGA)	5.00	8/01/2044	2,696
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,579
3,000	Statewide Communities Dev. Auth.	4.00	8/15/2051	2,932
1,575	Temecula Valley USD (INS)	5.00	9/01/2040	1,743
7,500	Temecula Valley USD (INS)	4.00	8/01/2045	7,574
5,710	Tulare (INS)	4.00	11/15/2041	5,825
5,000	Tulare (INS)	4.00	11/15/2044	5,086
7,190	Tuolumne Wind Project Auth. (PRE)	5.63	1/01/2029	7,813
4,000	Val Verde USD (INS)	5.00	3/01/2029	4,248
1,105	Val Verde USD (INS)	5.00	8/01/2034	1,252
1,530	Val Verde USD (INS)	5.00	8/01/2035	1,727
1,500	Val Verde USD (INS)	5.13	3/01/2036	1,587
4,000	Val Verde USD (INS)	5.00	8/01/2044	4,442
4,475	Val Verde USD (INS)	4.00	8/01/2045	4,546
4,813	Vallejo Sanitation and Flood Control District
	(INS)	5.00	7/01/2019	4,991
5,000	Victor Valley Union High School District (INS)	4.00	8/01/2037	5,112
7,000	Vista (INS) (PRE)	5.00	5/01/2037	7,098
1,250	Washington Township Health Care District	6.00	7/01/2029	1,354
6,080	Washington Township Health Care District	5.00	7/01/2037	6,133
4,585	West Kern Water District	5.00	6/01/2028	5,013
6,000	Western Placer USD (INS)	4.00	8/01/2041	6,129
				591,653
	Guam (1.9%)
1,000	Power Auth.	5.00	10/01/2034	1,044
4,000	Waterworks Auth.	5.50	7/01/2043	4,384
7,000	Waterworks Auth.	5.00	1/01/2046	7,301
				12,729
	U.S. Virgin Islands (1.0%)
1,590	Public Finance Auth.	4.00	10/01/2022	1,354
1,500	Public Finance Auth.	5.00	10/01/2027	1,245
1,500	Public Finance Auth.	5.00	10/01/2032	1,274
3,000	Public Finance Auth. (c)	5.00	9/01/2033	3,213
				7,086
	Total Fixed-Rate Instruments (cost: $601,359)			611,468

PUT BONDS (3.5%)

California (3.5%)

15,000	Bay Area Toll Auth.	1.97 (d)	4/01/2036	15,057
8,485	Twin Rivers USD (INS)	3.20	6/01/2041	8,495
				23,552
	Total Put Bonds (cost: $23,485)			23,552

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (4.9%)

California (4.9%)

$7,095	Bay Area Toll Auth. (LIQ) (c)	0.93%	4/01/2039	$7,095
500	Educationall Facs Auth (LOC - BNP Paribas)	0.69	1/01/2025	500
9,595	Semitropic Improvement District (LIQ) (c)	0.97	6/01/2017	9,595
15,895	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	1.33	5/01/2040	15,895
				33,085
	Total Variable-Rate Demand Notes (cost: $33,085)			33,085
	Total Investments (cost: $657,929)			$668,105
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$	— $	611,468	$	— $	611,468
Put Bonds		—	23,552		—	23,552
Variable-Rate Demand Notes		—	33,085		—	33,085
Total	$	— $	668,105	$	— $	668,105

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA California Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

6 | USAA California Bond Fund

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

7 | USAA California Bond Fund

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were

$23,769,000 and $13,593,000, respectively, resulting in net unrealized appreciation of $10,176,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $675,743,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2016.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA CALIFORNIA MONEY MARKET FUND

DECEMBER 31, 2016

(Form N-Q)

48463 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Adjustable-rate notes – Similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG	Association of Bay Area Governments
IDA	Industrial Development Authority/Agency

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from: JP Morgan Chase &
Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA California Money Market Fund

PORTFOLIO OF INVESTMENTS

USAA California Money Market Fund

December 31, 2016 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (87.5%)

California (87.5%)

$9,010	ABAG Finance Auth. for Nonprofit Corps. (LOC -
	KBC Bank N.V.)	1.00%	5/15/2035	$9,010
11,100	ABAG Finance Auth. for Nonprofit Corps. (LOC -
	Citigroup, Inc.)	0.69	8/01/2035	11,100
3,700	Alameda County IDA (LOC - BNP Paribas)	0.87	12/01/2040	3,700
4,825	Alameda County IDA (LOC - Comerica Bank,
	N.A.)	0.90	12/01/2040	4,825
9,700	Bay Area Toll Auth. (LOC - Mitsubishi UFJ
	Financial Group Inc.)	0.66	4/01/2045	9,700
4,865	Chino Basin Regional Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.74	6/01/2032	4,865
10,000	Enterprise Dev. Auth. (LOC - Federal Home
	Loan Bank of San Francisco) (a)	0.83	12/01/2042	10,000
8,700	Health Facilities Financing Auth. (LOC -
	Mitsubishi UFJ Financial Group Inc.)	0.67	10/01/2031	8,700
14,950	Health Facilities Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.77	7/01/2033	14,950
4,765	Infrastructure and Economic Dev. Bank (LOC -
	Federal Home Loan Bank of San
	Francisco) (a)	0.74	12/01/2040	4,765
7,905	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.71	9/02/2032	7,905
7,457	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.71	9/02/2050	7,457
9,900	Irvine Assessment District (LOC - Sumitomo
	Mitsui Banking Corp.)	0.71	9/02/2025	9,900
10,000	Livermore (LOC - U.S. Bancorp)	0.68	10/01/2030	10,000
6,085	Los Angeles (LOC - U.S. Bancorp)	0.75	8/01/2035	6,085
800	Novato (LOC - BNP Paribas)	0.80	10/01/2032	800
11,570	Pasadena (LOC - Bank of America Corp.)	0.72	2/01/2035	11,570
3,200	Pollution Control Financing Auth. (LOC - BNP
	Paribas)	0.82	11/01/2019	3,200
10,200	Pollution Control Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.73	11/01/2026	10,200
1,435	Pollution Control Financing Auth. (LOC -
	Comerica Bank, N.A.)	0.90	12/01/2030	1,435
5,985	Rancho Water District (LOC - Wells Fargo &
	Co.)	0.69	9/01/2028	5,985
9,000	Riverside (LOC - Bank of America Corp.)	0.71	3/01/2037	9,000
8,000	Riverside County Asset Leasing Corps. (LOC -
	Wells Fargo & Co.)	0.70	11/01/2032	8,000
10,100	Riverside Electric Public Utilities (LOC -
	Barclays Bank PLC)	0.70	10/01/2029	10,100
6,250	San Diego County (LOC - Comerica Bank, N.A.)	0.77	1/01/2023	6,250
3,200	San Diego County (LOC - Wells Fargo & Co.)	0.73	9/01/2030	3,200
2,500	State (LOC - U.S. Bancorp)	0.72	5/01/2033	2,500
12,000	State (LOC - Barclays Bank PLC)	0.70	5/01/2040	12,000
4,805	Statewide Communities Dev. Auth. (LIQ) (a)	0.92	10/01/2020	4,805
7,950	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank, N.A.)	0.77	12/01/2024	7,950

2 | USAA California Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,000	Statewide Communities Dev. Auth.	0.72%	4/01/2038	$4,000
				223,957
	Total Variable-Rate Demand Notes (cost: $223,957)			223,957

FIXED-RATE INSTRUMENTS (9.2%)

California (9.2%)

12,000	San Diego County Water Auth.	0.70	2/07/2017	12,000
11,600	Statewide Communities Dev. Auth.	0.60	1/11/2017	11,600
				23,600
	Total Fixed-Rate Instruments (cost: $23,600)			23,600

ADJUSTABLE-RATE NOTES (3.2%)

California (3.2%)

8,000 Golden Empire Schools Financing Auth.
(cost: $8,000)	1.22 (b)	5/01/2017	8,000
Total Investments (cost: $255,557)			$255,557
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes	$	— $	223,957	$	— $	223,957
Fixed-Rate Instruments		—	23,600		—	23,600
Adjustable-Rate Notes		—	8,000		—	8,000
Total	$	— $	255,557	$	— $	255,557

3 | USAA California Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

4 | USAA California Money Market Fund

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D .. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $255,909,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

5 | USAA California Money Market Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2016.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA GLOBAL EQUITY INCOME FUND

DECEMBER 31, 2016

(Form N-Q)

98353 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Equity Income Fund

December 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (93.3%)

COMMON STOCKS (93.3%)

Consumer Discretionary (4.3%)

Advertising (0.4%)

3,230	Omnicom Group, Inc.	$275
	Automobile Manufacturers (1.4%)
9,850	Daimler AG(a)	731
27,700	Ford Motor Co.	336
		1,067
	Cable & Satellite (0.8%)
46,220	Sky plc(a)	562
	Home Improvement Retail (1.0%)
166,510	Kingfisher plc(a)	717
	Hotels, Resorts & Cruise Lines (0.5%)
6,840	Carnival Corp.	356
	Restaurants (0.2%)
1,380	McDonald's Corp.	168
	Total Consumer Discretionary	3,145
	Consumer Staples (14.8%)
	Household Products (2.6%)
22,840	Procter & Gamble Co.	1,920
	Hypermarkets & Super Centers (0.7%)
7,430	Wal-Mart Stores, Inc.	514
	Packaged Foods & Meat (3.2%)
8,110	B&G Foods, Inc.	355
26,970	Nestle S.A.(a)	1,935
		2,290
	Personal Products (2.5%)
43,750	Unilever N.V.(a)	1,798
	Soft Drinks (2.0%)
18,580	Coca-Cola Co.	770
6,595	PepsiCo, Inc.	690
		1,460
	Tobacco (3.8%)
8,360	Altria Group, Inc.	565
11,970	British American Tobacco plc(a)	680
9,670	Imperial Tobacco Group plc(a)	421
7,740	Philip Morris International, Inc.	708

1 | USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)
6,300	Reynolds American, Inc.	$353
		2,727
	Total Consumer Staples	10,709

Energy (10.6%)

Integrated Oil & Gas (9.1%)

8,800	Chevron Corp.	1,036
18,110	Exxon Mobil Corp.	1,634
24,220	Galp Energia SGPS S.A.(a)	360
16,410	Occidental Petroleum Corp.	1,169
25,994	Royal Dutch Shell plc "A"(a)	716
6,400	Royal Dutch Shell plc ADR "A"	348
26,820	Total S.A.(a)	1,369
		6,632
	Oil & Gas Drilling (0.5%)
4,550	Helmerich & Payne, Inc.	352
	Oil & Gas Equipment & Services (0.5%)
4,130	Schlumberger Ltd.	347
	Oil & Gas Exploration & Production (0.5%)
6,900	ConocoPhillips	346
	Total Energy	7,677
	Financials (9.9%)
	Consumer Finance (0.8%)
15,515	Synchrony Financial	563
	Diversified Banks (6.3%)
45,530	Australia and New Zealand Banking Group Ltd.(a)	997
4,950	Bank of Montreal	356
8,430	Canadian Imperial Bank of Commerce	688
56,640	DBS Group Holdings Ltd.(a)	676
58,200	HSBC Holdings plc(a)	470
6,300	JPMorgan Chase & Co.	544
12,370	Royal Bank of Canada	837
		4,568
	Multi-Line Insurance (1.9%)
2,000	Allianz SE(a)	331
42,600	AXA S.A.(a)	1,075
		1,406
	Regional Banks (0.4%)
2,710	PNC Financial Services Group, Inc.	317
	Reinsurance (0.5%)
3,700	Swiss Re AG(a)	350
	Total Financials	7,204
	Health Care (16.1%)
	Biotechnology (2.3%)
22,420	AbbVie, Inc.	1,404
3,790	Gilead Sciences, Inc.	271
		1,675
	Health Care Equipment (0.8%)
7,680	Medtronic plc	547
	Pharmaceuticals (13.0%)
41,000	GlaxoSmithKline plc(a)	783
7,400	GlaxoSmithKline plc ADR	285

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
12,680	Johnson & Johnson	$1,461
28,630	Merck & Co., Inc.	1,685
22,500	Novartis AG(a)	1,637
58,980	Pfizer, Inc.	1,916
6,330	Roche Holding AG(a)	1,442
3,100	Sanofi(a)	251
		9,460
	Total Health Care	11,682

Industrials (10.5%)

Aerospace & Defense (1.1%)

47,890	BAE Systems plc(a)	348
2,000	Lockheed Martin Corp.	500
		848
	Building Products (0.5%)
8,302	Johnson Controls International plc	342
	Construction & Engineering (1.5%)
15,760	Vinci S.A.(a)	1,072
	Electrical Components & Equipment (0.7%)
7,820	Eaton Corp. plc	525
	Environmental & Facilities Services (0.5%)
6,700	Republic Services, Inc.	382
	Human Resource & Employment Services (0.5%)
5,400	Adecco Group AG(a)	352
	Industrial Conglomerates (5.7%)
55,798	General Electric Co.	1,763
19,280	Siemens AG(a)	2,370
		4,133
	Total Industrials	7,654
	Information Technology (9.2%)
	Communications Equipment (2.3%)
54,380	Cisco Systems, Inc.	1,643
	Semiconductors (4.1%)
32,850	Intel Corp.	1,192
9,000	Maxim Integrated Products, Inc.	347
15,280	QUALCOMM, Inc.	996
5,690	Texas Instruments, Inc.	415
		2,950
	Systems Software (0.9%)
11,070	Microsoft Corp.	688
	Technology Hardware, Storage, & Peripherals (1.9%)
35,170	HP, Inc.	522
330	Samsung Electronics Co. Ltd.(a)	488
5,200	Western Digital Corp.	353
		1,363
	Total Information Technology	6,644
	Materials (4.4%)
	Commodity Chemicals (0.6%)
4,780	LyondellBasell Industries N.V. "A"	410
	Diversified Chemicals (2.1%)
7,660	BASF SE(a)	714

3 | USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)
8,860	Dow Chemical Co.	$507
17,900	Huntsman Corp.	342
		1,563
	Diversified Metals & Mining (0.9%)
15,500	Rio Tinto Ltd.(a)	667
	Paper Products (0.3%)
7,500	UPM-Kymmene Oyj(a)	184
	Precious Metals & Minerals (0.5%)
28,690	Goldcorp, Inc.	390
	Total Materials	3,214
	Telecommunication Services (5.8%)
	Integrated Telecommunication Services (2.9%)
25,450	AT&T, Inc.	1,082
10,060	Nippon Telegraph & Telephone Corp.(a)	423
83,630	Singapore Telecommunications Ltd.(a)	210
6,780	Verizon Communications, Inc.	362
		2,077
	Wireless Telecommunication Services (2.9%)
19,770	NTT DOCOMO, Inc.(a)	450
18,520	Rogers Communications, Inc.	714
394,710	Vodafone Group plc(a)	971
		2,135
	Total Telecommunication Services	4,212
	Utilities (7.7%)
	Electric Utilities (5.4%)
6,760	American Electric Power Co., Inc.	426
6,910	Duke Energy Corp.	536
9,910	Edison International	713
70,300	EDP-Energias de Portugal S.A.(a)	214
216,750	Enel S.p.A.(a)	954
2,980	NextEra Energy, Inc.	356
20,480	PPL Corp.	697
		3,896
	Independent Power Producers & Energy Traders (0.2%)
13,390	Uniper SE*(a)	184
	Multi-Utilities (2.1%)
103,250	E.ON SE(a)	720
67,110	National Grid plc(a)	785
		1,505
	Total Utilities	5,585
	Total Common Stocks	67,726
	Total Equity Securities (cost: $66,078)	67,726

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

MONEY MARKET INSTRUMENTS (5.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.5%)

	State Street Institutional Treasury Money Market Fund Premier Class, 0.40%(b)(cost:
4,036,615	$4,037)	4,037
	Total Investments (cost: $70,115)	$71,763
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$39,319	$28,407	$	— $	67,726
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,037	—		—	4,037
Total	$43,356	$28,407	$	— $	71,763

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of April 1, 2016, through December 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers into	Transfers into	Transfers into
Assets ($ in 000s)	(out of) Level 1	(out of) Level 2	(out of) Level 3
Common Stocks (I)	$(15,502)	$15,502	$-

(I) Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

5 | USAA Global Equity Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Equity Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Global Equity Income Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

7 | USAA Global Equity Income Fund

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Notes to Portfolio of Investments | 8

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were $4,134,000 and $2,486,000, respectively, resulting in net unrealized appreciation of $1,648,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $72,600,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.1% of net assets at December 31, 2016.

E. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Securities with a value of $28,407,000, which represented 39.1% of the Fund's net assets, were classified as Level 2 at December 31, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b) Rate represents the money market fund annualized seven-day yield at December 31, 2016.

* Non-income-producing security.

9 | USAA Global Equity Income Fund

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA NEW YORK BOND FUND

DECEMBER 31, 2016

(Form N-Q)

48466 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: ACA
Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
Corp., or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the
Federal Housing Administration or the State of New York Mortgage Agency.

1 | USAA New York Bond Fund

PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund

December 31, 2016 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (91.9%)

New York (86.6%)

$1,000	Albany Capital Resource Corp. (PRE)	6.00%	11/15/2025	$1,160
500	Albany IDA	5.00	7/01/2031	506
1,000	Albany IDA (PRE)	5.25	11/15/2032	1,037
1,000	Albany IDA (PRE)	5.25	11/15/2032	1,037
1,500	Brookhaven Local Dev. Corp.	5.25	11/01/2036	1,636
500	Buffalo and Erie County Industrial Land Dev.
	Corp.	6.00	10/01/2031	572
2,000	Buffalo and Erie County Industrial Land Dev.
	Corp.	5.00	7/01/2040	2,115
700	Build NYC Resource Corp.	5.00	6/01/2040	768
1,000	Build NYC Resource Corp.	5.00	8/01/2040	1,099
500	Build NYC Resource Corp.	5.00	7/01/2041	543
1,500	Build NYC Resource Corp.	5.00	8/01/2042	1,630
1,000	Build NYC Resource Corp.	5.50	4/01/2043	1,040
2,000	Build NYC Resource Corp.	5.00	7/01/2045	2,200
1,000	Canton Capital Resource Corp. (INS) (PRE)	5.00	5/01/2040	1,109
2,000	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2048	2,018
1,000	Convention Center Dev. Corp.	3.28 (a)	11/15/2037	416
500	Convention Center Dev. Corp.	5.00	11/15/2045	556
500	Counties Tobacco Trust VI	5.00	6/01/2045	512
2,000	Dormitory Auth. (ETM)	5.30	2/15/2019	2,083
1,500	Dormitory Auth. (NBGA)	5.00	7/01/2024	1,503
2,000	Dormitory Auth.	5.00	7/01/2026	2,182
1,000	Dormitory Auth.	5.00	7/01/2027	1,054
3,275	Dormitory Auth. (INS)	5.50	5/15/2030	4,151
500	Dormitory Auth. (INS)	5.00	7/01/2030	508
1,000	Dormitory Auth.	5.00	7/01/2031	1,083
1,000	Dormitory Auth.	5.00	1/15/2032	1,031
500	Dormitory Auth. (INS)	5.63	11/01/2032	568
2,500	Dormitory Auth. (NBGA)	5.00	6/01/2033	2,599
2,500	Dormitory Auth. (INS) (PRE)	5.00	7/01/2033	2,644
2,000	Dormitory Auth. (PRE)	5.25	7/01/2033	2,187
1,300	Dormitory Auth.	5.75	7/01/2033	1,392
2,000	Dormitory Auth.	5.00	2/15/2034	2,132
1,200	Dormitory Auth. (INS) (PRE)	5.00	7/01/2034	1,306
500	Dormitory Auth.	5.00	7/01/2034	559
1,000	Dormitory Auth.	5.25	7/01/2035	1,057
1,000	Dormitory Auth. (PRE)	5.00	7/01/2036	1,021
2,000	Dormitory Auth. (INS) (PRE)	5.00	8/15/2036	2,051
1,950	Dormitory Auth. (NBGA) (PRE)	4.75	2/15/2037	1,960
250	Dormitory Auth. (INS)	5.30	7/01/2037	255
500	Dormitory Auth.	5.00	5/01/2038	506
2,000	Dormitory Auth. (PRE)	5.00	7/01/2038	2,112
500	Dormitory Auth.	5.50	3/01/2039	535
500	Dormitory Auth.	5.00	5/01/2039	545
1,000	Dormitory Auth. (PRE)	5.50	7/01/2040	1,132
2,000	Dormitory Auth. (INS)	5.50	7/01/2040	2,583
2,000	Dormitory Auth.	5.00	5/01/2041	2,172
1,000	Dormitory Auth.	4.00	7/01/2041	1,029
250	Dormitory Auth.	5.00	7/01/2042	262

2 | USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Dormitory Auth.	5.00%	5/01/2043	$1,083
2,000	Dormitory Auth.	4.00	7/01/2043	2,008
1,000	Dormitory Auth.	5.75	7/01/2043	1,102
1,500	Dormitory Auth.	5.00	7/01/2044	1,639
1,000	Dutchess County IDA (INS)	5.50	4/01/2030	1,111
1,250	Dutchess County Local Dev. Corp.	5.75	7/01/2040	1,373
2,000	Dutchess County Local Dev. Corp.	4.00	7/01/2041	1,978
1,000	Dutchess County Local Dev. Corp.	5.00	7/01/2044	1,087
2,000	Dutchess County Local Dev. Corp.	5.00	7/01/2045	2,200
600	Dutchess County Local Dev. Corp.	5.00	7/01/2046	665
1,000	Environmental Facilities Corp.	4.00	8/15/2046	1,036
250	Erie County IDA	5.25	5/01/2032	278
15	Housing Finance Agency (INS)	6.13	11/01/2020	15
2,500	Liberty Dev. Corp.	5.25	10/01/2035	3,002
560	Liberty Dev. Corp.	5.50	10/01/2037	692
1,000	Liberty Dev. Corp. (b)	5.00	11/15/2044	1,036
2,000	Long Island Power Auth.	5.00	5/01/2038	2,140
1,000	Long Island Power Auth.	5.00	9/01/2041	1,119
2,000	Long Island Power Auth.	5.00	9/01/2044	2,192
500	Monroe County IDC	5.25	10/01/2031	550
1,000	Monroe County IDC	5.00	12/01/2037	1,079
500	Monroe County IDC (INS)	5.00	1/15/2038	550
2,100	Monroe County IDC (NBGA)	5.50	8/15/2040	2,353
2,000	Monroe County IDC	5.00	12/01/2042	2,137
3,000	MTA	5.00	11/15/2035	3,380
1,500	MTA	5.25	11/15/2038	1,695
1,000	Nassau County	5.00	1/01/2038	1,107
1,000	Nassau County (INS)	5.00	4/01/2038	1,113
1,000	Nassau County Local Economic Assistance
	Corp.	5.00	7/01/2037	1,077
2,000	New York City	5.25	8/15/2023	2,124
1,885	New York City Health and Hospital Corp.	5.00	2/15/2025	1,958
1,000	New York City Housing Dev. Corp.	5.00	11/01/2042	1,072
1,000	New York City IDA (INS)	5.25	11/01/2037	1,029
17,090	New York City Municipal Water Finance Auth.	5.12 (a)	6/15/2020	15,970
2,000	New York City Municipal Water Finance Auth.	5.00	6/15/2039	2,140
3,000	New York City Transitional Finance Auth.	5.00	1/15/2034	3,101
1,000	New York City Transitional Finance Auth.	5.13	1/15/2034	1,064
1,000	New York City Transitional Finance Auth.	4.00	8/01/2041	1,032
1,250	New York City Transitional Finance Auth.	5.00	7/15/2043	1,405
2,000	New York City Trust for Cultural Resources	5.00	12/01/2039	2,147
1,000	New York City Trust for Cultural Resources	5.00	8/01/2043	1,113
1,000	New York City Trust for Cultural Resources	4.00	7/01/2046	1,012
825	Newburgh City	5.00	6/15/2023	908
870	Newburgh City	5.00	6/15/2024	951
1,000	Niagara Area Dev. Corp.	4.00	11/01/2024	1,003
750	Niagara Tobacco Asset Securitization Corp.	5.25	5/15/2040	822
1,500	Onondaga Civic Dev. Corp.	5.38	7/01/2040	1,604
1,000	Onondaga Civic Dev. Corp.	5.00	10/01/2040	1,067
1,000	Onondaga Civic Dev. Corp.	5.00	7/01/2042	1,046
1,000	Onondaga County Trust for Cultural Resources	5.00	12/01/2036	1,117
600	Rockland County	5.00	12/15/2021	660
1,265	Rockland County	3.75	10/01/2025	1,282
675	Saratoga County IDA	5.25	12/01/2032	693
1,000	Seneca County IDA (PRE)	5.00	10/01/2027	1,030
1,000 Southold Local Dev. Corp.		5.00	12/01/2045	1,039
500 St. Lawrence County IDA		4.00	7/01/2043	510
1,000	State	5.00	2/15/2039	1,064
220	Suffolk County EDC (PRE)	5.00	7/01/2028	250
1,280	Suffolk County EDC	5.00	7/01/2028	1,393
250	Suffolk County EDC	5.00	7/01/2033	272
1,020 Suffolk Tobacco Asset Securitization Corp.		5.38	6/01/2028	1,014
1,450 Suffolk Tobacco Asset Securitization Corp.		5.00	6/01/2032	1,556
1,000	Thruway Auth. (PRE)	5.00	4/01/2028	1,065
1,000	Thruway Auth.	4.00	1/01/2056	1,016

3 | USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Tompkins County Dev. Corp. (INS)	5.50%	7/01/2033	$1,109
1,500	Tompkins County Dev. Corp.	5.00	7/01/2044	1,576
1,500	Town of Hempstead IDA	4.50	7/01/2036	1,517
3,675	Triborough Bridge and Tunnel Auth.	5.00	11/15/2029	3,920
3,000	Triborough Bridge and Tunnel Auth.	5.00	11/15/2031	3,170
1,000	Triborough Bridge and Tunnel Auth.	3.70 (a)	11/15/2032	587
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,184
1,685	Urban Dev. Corp.	5.00	1/01/2029	1,776
2,000	Urban Dev. Corp.	5.00	3/15/2036	2,146
870	Westchester County Health Care Corp. (PRE)	6.00	11/01/2030	1,008
130	Westchester County Health Care Corp.	6.00	11/01/2030	145
1,500	Westchester County Local Dev. Corp.	5.00	1/01/2034	1,601
1,000	Westchester County Local Dev. Corp.	5.00	11/01/2046	1,047
500	Westchester Tobacco Asset Securitization Corp.	5.00	6/01/2041	515
1,000	Yonkers (INS)	5.00	10/01/2024	1,113
665	Yonkers (INS)	3.00	7/01/2025	675
				185,571
	Guam (3.6%)
500	Government	5.00	1/01/2037	524
500	Government	5.00	12/01/2046	548
1,000 Government Business Privilege Tax		5.00	11/15/2039	1,057
1,000	International Airport Auth. (INS)	5.75	10/01/2043	1,154
1,000	Power Auth. (INS)	5.00	10/01/2030	1,109
500	Power Auth. (INS)	5.00	10/01/2039	551
1,000	Waterworks Auth.	5.00	7/01/2029	1,100
500	Waterworks Auth.	5.00	7/01/2035	538
1,000	Waterworks Auth.	5.50	7/01/2043	1,096
				7,677
	Puerto Rico (0.6%)
1,390	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	5.13	4/01/2032	1,237
	U.S. Virgin Islands (1.1%)
2,000	Public Finance Auth.	5.00	10/01/2032	1,699
750	Water and Power Auth.	5.00	7/01/2018	736
				2,435
	Total Fixed-Rate Instruments (cost: $188,267)			196,920

VARIABLE-RATE DEMAND NOTES (6.5%)

New York (6.5%)

1,425	Albany IDA (LOC - Citizens Financial Group)	0.84	5/01/2035	1,425
990	East Rochester Housing Auth. (LOC - Citizens
	Financial Group)	0.89	12/01/2036	990
6,000	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.73	5/01/2039	6,000
4,300	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.75	11/01/2046	4,300
1,170	Monroe County IDA (LOC - Citizens Financial
	Group)	0.89	7/01/2027	1,170
				13,885
	Total Variable-Rate Demand Notes (cost: $13,885)			13,885

Portfolio of Investments | 4

Market
Value
Units	Security	(000)

LIQUIDATING TRUST (0.2%)

200 Center for Medical Science, Inc.*(c),(d)(cost: $499)	$545
Total Investments (cost: $202,651)	$211,350
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Fixed-Rate Instruments	$	— $	196,920	$	— $	196,920
Variable-Rate Demand Notes		—	13,885		—	13,885
Liquidating Trust		—	—		545	545
Total	$	— $	210,805		$545	$211,350

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Liquidating Trust
Balance as of March 31, 2016	$550
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(5)

Balance as of December 31, 2016	$545

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA New York Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

6 | USAA New York Bond Fund

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

7 | USAA New York Bond Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were

$10,400,000 and $1,701,000, respectively, resulting in net unrealized appreciation of $8,699,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $214,261,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

Notes to Portfolio of Investments | 8

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2016, was $545,000, which represented 0.2% of the Fund's net assets.

(d) Restricted security that is not registered under the Securities Act of 1933.

* Non-income-producing security.

9 | USAA New York Bond Fund

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA NEW YORK MONEY MARKET FUND

DECEMBER 31, 2016

(Form N-Q)

48467 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Royal Bank of
Canada.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA New York Money Market Fund

PORTFOLIO OF INVESTMENTS

USAA New York Money Market Fund

December 31, 2016 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (94.5%)

New York (94.5%)

$1,420	Albany IDA (LOC - Citizens Financial Group)	0.84%	5/01/2035	$1,420
5,995	Build New York City Resource Corp. (LOC -
	Toronto-Dominion Bank)	0.84	12/01/2045	5,995
2,245	Chautauqua County IDA (LOC - Citizens
	Financial Group)	0.85	8/01/2027	2,245
3,300	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.73	5/01/2039	3,300
1,280	Erie County IDA (LOC - Key Bank, N.A.)	0.82	6/01/2022	1,280
3,300	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.75	11/01/2037	3,300
2,800	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.72	5/01/2042	2,800
3,300	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.75	11/01/2046	3,300
3,375	Hudson Yards (LIQ) (LOC - Royal Bank of
	Canada) (a)	0.79	2/15/2019	3,375
2,500	Liberty Development Corp. (LIQ) (LOC - Royal
	Bank of Canada) (a)	0.79	11/15/2019	2,500
2,420	Monroe County IDA (LOC - Manufacturers &
	Traders Trust Co.)	0.77	12/01/2034	2,420
2,655	MTA (LOC - BNP Paribas)	0.77	11/15/2045	2,655
3,300	New York City (LOC - Sumitomo Mitsui Banking
	Corp.)	0.71	9/01/2035	3,300
1,600	New York City (LOC - Manufacturers & Traders
	Trust Co.)	0.87	12/01/2040	1,600
2,500	New York City Health and Hospitals Corp. (LOC
	- JP Morgan Chase & Co.)	0.71	2/15/2026	2,500
740	New York City IDA (LOC - Toronto-Dominion
	Bank)	0.84	12/01/2027	740
3,135	New York City IDA (LOC - JP Morgan Chase &
	Co.)	0.84	12/01/2034	3,135
900	New York City IDA (LOC - Banco Santander SA)	0.97	5/01/2036	900
3,105	New York City IDA (LOC - Key Bank, N.A.)	0.82	7/01/2038	3,105
1,800	Onondaga County IDA (LOC - Manufacturers &
	Traders Trust Co.)	0.77	12/01/2031	1,800
2,505	Ontario County IDA (LOC - Key Bank, N.A.)	0.77	7/01/2030	2,505
2,545	Ramapo Housing Auth. (LOC - Manufacturers &
	Traders Trust Co.)	0.82	12/01/2029	2,545
5,885	Tompkins County IDA (LOC - Bank of America
	Corp.)	0.84	2/01/2037	5,885
3,070	Triborough Bridge and Tunnel Auth. (LOC -
	State Street Bank and Trust Co.)	0.69	1/01/2032	3,070
1,055	Westchester County IDA (LOC - JP Morgan
	Chase & Co.)	0.76	10/01/2028	1,055
				66,730
	Total Variable-Rate Demand Notes (cost: $66,730)			66,730

2 | USAA New York Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (5.7%)

New York (5.7%)

$1,500	Chenango Valley CSD	1.50%	7/14/2017	$1,505
1,000	Indian River CSD	2.00	7/14/2017	1,005
1,500	Waverly CSD	2.00	7/28/2017	1,508
				4,018
	Total Fixed-Rate Instruments (cost: $4,018)			4,018
	Total Investments (cost: $70,748)			$70,748
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes	$	— $	66,730	$	— $	66,730
Fixed-Rate Instruments		—	4,018		—	4,018
Total	$	— $	70,748	$	— $	70,748

3 | USAA New York Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

4 | USAA New York Money Market Fund

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D .. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $70,576,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

5 | USAA New York Money Market Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

DECEMBER 31, 2016

(Form N-Q)

48459 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

1 | USAA Tax Exempt Intermediate-Term Fund

(INS)	Principal and interest payments are insured by one of the following: ACA
Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance
Co., Financial Guaranty Insurance Co., National Public Finance Guarantee
Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Citigroup Inc., Deutsche Bank A.G., Barclays Bank plc., or Wells Fargo
Bank, N.A.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing
Administration, Michigan School Bond Qualification and Loan Program, or
Texas Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund

December 31, 2016 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (85.9%)

Alabama (1.7%)

$5,000	Lower Alabama Gas District	5.00%	9/01/2027	$5,615
7,000	Lower Alabama Gas District	5.00	9/01/2028	7,835
35,000	Lower Alabama Gas District	5.00	9/01/2034	39,641
5,955	Montgomery Medical Clinic Board	5.00	3/01/2033	6,446
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,862
4,605	Private Colleges and Universities Facilities Auth.
	(INS)	4.75	9/01/2026	4,617
8,000	Special Care Facilities Financing Auth.	5.00	2/01/2036	8,693
				74,709
	Arizona (1.9%)
20,310	Apache County IDA	4.50	3/01/2030	21,331
6,000	Health Facilities Auth.	5.00	2/01/2027	6,552
3,270	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2024	3,878
2,115	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2025	2,532
8,315	Phoenix IDA (a)	3.75	7/01/2024	8,233
11,100	Phoenix IDA (a)	5.00	7/01/2034	11,657
1,675	Phoenix IDA	5.00	7/01/2036	1,759
4,250	Phoenix IDA	5.00	10/01/2036	4,691
2,680	Pima County IDA	4.50	6/01/2030	2,821
2,000	Pinal County IDA (INS)	5.25	10/01/2020	2,004
1,250	Pinal County IDA (INS)	5.25	10/01/2022	1,252
2,000	Pinal County IDA (INS)	4.50	10/01/2025	2,001
3,540	State (INS)	5.00	10/01/2019	3,858
7,275	State (INS)	5.25	10/01/2020	7,934
				80,503
	Arkansas (0.1%)
4,290	Pulaski Technical College (INS)	5.00	9/01/2030	4,874
	California (8.3%)
4,500	Alameda Corridor Transportation Auth.	5.00	10/01/2035	4,940
3,000	Alameda Corridor Transportation Auth.	5.00	10/01/2036	3,283
500	Anaheim Public Financing Auth.	5.00	5/01/2028	576
500	Anaheim Public Financing Auth.	5.00	5/01/2029	573
1,000	Anaheim Public Financing Auth.	5.00	5/01/2030	1,141
1,510	Cerritos CCD	5.02 (b)	8/01/2025	1,157
1,000	Cerritos CCD	5.24 (b)	8/01/2027	704
1,000	Cerritos CCD	5.41 (b)	8/01/2028	669
1,520	Chula Vista Financing Auth.	5.00	9/01/2027	1,749
1,700	Chula Vista Financing Auth.	5.00	9/01/2028	1,943
1,785	Chula Vista Financing Auth.	5.00	9/01/2029	2,030
2,635	Chula Vista Financing Auth.	5.00	9/01/2030	2,998
2,095	Chula Vista Financing Auth.	5.00	9/01/2031	2,373
5,000	City and County of San Francisco Airport
	Commission	5.25	5/01/2022	5,430
7,000	City and County of San Francisco Airport
	Commission	5.25	5/01/2023	7,595

3 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,000	City and County of San Francisco Airport
	Commission	4.90%	5/01/2029	$5,432
1,250	Communities Dev. Auth.	5.00	5/15/2032	1,365
2,000	Communities Dev. Auth.	5.00	5/15/2033	2,171
1,250	Communities Dev. Auth.	5.00	5/15/2034	1,350
2,000	Communities Dev. Auth.	5.00	5/15/2035	2,152
2,000	Coronado Community Dev. Agency (INS)	5.00	9/01/2024	2,006
6,810	El Camino CCD	4.25 (b)	8/01/2026	5,011
7,665	El Camino CCD	4.42 (b)	8/01/2027	5,350
5,500	El Camino CCD	4.58 (b)	8/01/2028	3,682
5,500	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.25 (b)	1/15/2035	2,587
46,605	Golden State Tobacco Securitization Corp. (INS)	4.17 (b)	6/01/2025	35,451
2,000	Health Facilities Financing Auth.	5.00	8/15/2027	2,268
5,000	Health Facilities Financing Auth.	5.25	8/15/2031	5,743
2,540	Health Facilities Financing Auth.	4.00	3/01/2033	2,589
2,700	Health Facilities Financing Auth.	4.00	3/01/2034	2,727
3,000	Health Facilities Financing Auth.	4.00	3/01/2035	3,023
1,000	Irvine City	5.00	9/02/2029	1,090
5,000	Irvine USD Special Tax District (INS)	5.25	9/01/2019	5,461
2,500	Irvine USD Special Tax District (INS)	4.50	9/01/2020	2,666
6,745	Kern County Board of Education (INS)	5.00	6/01/2026	6,760
1,300	Los Angeles County	5.00	3/01/2023	1,507
3,500	Pittsburg Redevelopment Agency (INS)	5.00	9/01/2027	4,122
2,640	Pittsburg Redevelopment Agency (INS)	5.00	9/01/2028	3,083
6,400	Public Works Board (PRE)	5.50	4/01/2021	6,991
6,755	Public Works Board (PRE)	5.60	4/01/2022	7,394
3,000	Public Works Board	5.13	3/01/2023	3,305
3,130	Public Works Board (PRE)	5.75	4/01/2023	3,436
1,185	Public Works Board	5.00	11/01/2023	1,363
2,500	Public Works Board	5.25	3/01/2024	2,758
2,000	Public Works Board	5.00	11/01/2024	2,311
1,250	Public Works Board	5.00	3/01/2025	1,434
2,000	Public Works Board	5.38	3/01/2025	2,213
1,365	Public Works Board	5.00	3/01/2026	1,561
10,000	Public Works Board	5.00	4/01/2028	11,315
7,000	Public Works Board	5.00	11/01/2028	8,002
5,000	Public Works Board	5.00	4/01/2029	5,643
11,465	Public Works Board	5.00	10/01/2031	13,186
775	San Diego Public Facilities Financing Auth.	5.00	10/15/2030	894
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2031	1,149
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2032	1,144
1,635	San Diego Public Facilities Financing Auth.	5.00	10/15/2033	1,860
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2034	1,132
1,250	San Diego Public Facilities Financing Auth.	5.00	10/15/2035	1,410
500	School Finance Auth. (a)	5.00	8/01/2031	530
1,600	School Finance Auth. (a)	5.00	8/01/2036	1,667
4,035	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2022	4,046
4,920	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2025	4,933
20,000	State	5.25	10/01/2022	21,938
27,445	State	5.75	4/01/2027	29,926
10,240	State	5.00	8/01/2032	11,889
10,000	State Univ.	5.00	11/01/2029	11,644
10,000	State Univ.	5.00	11/01/2033	11,626
1,000	Statewide Communities Dev. Auth.	5.13	5/15/2031	1,102
6,930	Tobacco Securitization Auth.	4.75	6/01/2025	7,083
1,605	Tulare City (INS)	5.00	11/15/2032	1,844
1,570	Tulare City (INS)	5.00	11/15/2033	1,796
3,655	Tulare City (INS)	5.00	11/15/2034	4,160
2,340	Tulare City (INS)	5.00	11/15/2035	2,653
3,470	Tuolumne Wind Project Auth. (PRE)	5.00	1/01/2022	3,728
10,000	Upland City	6.00	1/01/2026	11,252
2,000	Washington Township Health Care District	5.75	7/01/2024	2,164

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,500	Washington Township Health Care District	5.00%	7/01/2025	$3,773
				361,012
	Colorado (2.7%)
5,000	Adams and Arapahoe Counties Joint School
	District No. 28J	3.20 (b)	12/01/2022	4,333
30,955	Denver Health and Hospital Auth.	4.75	12/01/2027	31,022
255	Health Facilities Auth.	5.25	6/01/2023	256
2,750	Health Facilities Auth.	5.00	6/01/2028	2,963
1,000	Health Facilities Auth.	5.00	12/01/2028	1,103
1,500	Health Facilities Auth.	5.00	12/01/2029	1,644
2,310	Health Facilities Auth.	5.00	6/01/2031	2,468
2,000	Health Facilities Auth.	5.00	6/01/2032	2,124
2,470	Health Facilities Auth.	5.00	6/01/2033	2,602
6,385	Health Facilities Auth.	5.00	6/01/2034	6,670
3,385	Health Facilities Auth.	5.00	6/01/2035	3,512
4,000	Health Facilities Auth.	5.00	12/01/2035	4,269
1,250	Park Creek Metropolitan District	5.00	12/01/2032	1,368
1,000	Park Creek Metropolitan District	5.00	12/01/2034	1,083
10,000	Regional Transportation District	5.00	6/01/2025	10,944
7,585	Regional Transportation District	5.00	6/01/2029	8,380
14,175	Regional Transportation District	5.00	6/01/2030	15,819
15,005	Regional Transportation District	5.00	6/01/2031	16,717
				117,277
	Connecticut (0.6%)
1,120	Hartford City (INS)	5.00	7/01/2028	1,244
2,400	Hartford City (INS)	5.00	7/01/2032	2,602
10,000	Health and Educational Facilities Auth.	5.00	7/01/2034	11,038
7,259	Mashantucket (Western) Pequot Tribe (c),(d)	6.05	7/01/2031	286
1,000	New Haven (INS)	5.00	8/15/2030	1,126
1,000	New Haven (INS)	5.00	8/15/2032	1,122
1,000	New Haven (INS)	5.00	8/15/2033	1,117
1,350	New Haven (INS)	5.00	8/15/2034	1,501
5,000	State	5.00	11/15/2035	5,645
				25,681
	District of Columbia (0.4%)
375	District of Columbia	5.00	7/01/2023	415
3,870	District of Columbia	5.63	10/01/2025	3,940
5,000	District of Columbia	5.75	10/01/2026	5,094
6,000	District of Columbia	5.75	10/01/2027	6,090
1,280	District of Columbia	6.00	7/01/2033	1,486
				17,025
	Florida (6.3%)
2,500	Broward County Airport System	5.00	10/01/2024	2,711
2,000	Broward County School Board	5.00	7/01/2029	2,291
2,000	Broward County School Board	5.00	7/01/2030	2,280
2,325	Halifax Hospital Medical Center	5.00	6/01/2035	2,565
2,750	Halifax Hospital Medical Center	5.00	6/01/2036	3,018
8,000	Hillsborough County IDA	5.65	5/15/2018	8,440
3,500	Jacksonville	5.00	10/01/2028	3,906
1,250	Lake County School Board (INS)	5.00	6/01/2029	1,418
2,225	Lake County School Board (INS)	5.00	6/01/2030	2,512
2,500	Lee County	5.00	10/01/2023	2,918
2,700	Lee County	5.00	10/01/2024	3,191
4,000	Lee County	5.00	10/01/2033	4,490
7,245	Lee County IDA	5.00	10/01/2028	7,453
3,750	Lee County School Board	5.00	8/01/2028	4,328
6,560	Miami Beach City Health Facilities Auth.	5.00	11/15/2029	7,120
7,500	Miami-Dade County	3.75	12/01/2018	7,821

5 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,345	Miami-Dade County (INS) (PRE)	5.00%	10/01/2024	$2,417
2,000	Miami-Dade County	5.00	10/01/2025	2,287
3,670	Miami-Dade County (INS) (PRE)	5.00	10/01/2025	3,782
6,440	Miami-Dade County	5.00	10/01/2026	7,127
2,500	Miami-Dade County (INS) (PRE)	5.00	10/01/2026	2,576
7,000	Miami-Dade County	5.00	10/01/2027	7,739
10,000	Miami-Dade County Expressway Auth.	5.00	7/01/2028	11,311
7,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	7,893
1,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	1,135
1,610	Miami-Dade County Expressway Auth.	5.00	7/01/2030	1,820
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2030	2,267
1,255	Miami-Dade County Expressway Auth.	5.00	7/01/2031	1,416
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2031	2,260
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2032	2,248
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2033	2,241
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2034	2,233
4,750	Miami-Dade County Health Facilities Auth.	5.00	8/01/2027	5,294
4,950	Miami-Dade County Health Facilities Auth.	5.00	8/01/2028	5,480
5,250	Miami-Dade County Health Facilities Auth.	5.00	8/01/2029	5,778
3,500	Miami-Dade County Health Facilities Auth.	5.00	8/01/2030	3,828
5,780	Miami-Dade County Health Facilities Auth.	5.00	8/01/2031	6,293
10,000	Miami-Dade County School Board (INS) (PRE)	5.00	2/01/2024	10,756
12,000	Miami-Dade County School Board (INS) (PRE)	5.25	5/01/2025	12,654
12,000	Orange County Health Facility Auth.	5.25	10/01/2022	13,069
5,000	Orange County Health Facility Auth.	5.38	10/01/2023	5,450
4,000	Orange County Health Facility Auth.	5.00	10/01/2035	4,426
3,055	Osceola County School Board	5.00	6/01/2028	3,444
7,595	Palm Beach County Health Facilities Auth.	5.00	11/15/2023	8,506
1,995	Pinellas County Educational Facilities Auth.	5.00	10/01/2021	2,219
1,080	Pinellas County Educational Facilities Auth.	4.00	10/01/2022	1,159
1,415	Pinellas County Educational Facilities Auth.	4.00	10/01/2023	1,508
2,045	Pinellas County Educational Facilities Auth. (e)	5.38	10/01/2026	2,263
1,895	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	2,050
2,615	Pinellas County Educational Facilities Auth. (e)	6.50	10/01/2031	3,019
3,195	Port St. Lucie Special Assessment	4.00	7/01/2031	3,284
2,000	Port St. Lucie Special Assessment	4.00	7/01/2032	2,043
2,785	Port St. Lucie Special Assessment	4.00	7/01/2033	2,829
1,000	Port St. Lucie Utility System	4.00	9/01/2031	1,052
7,370	Saint Lucie County (INS)	5.00	10/01/2028	8,340
2,045	Saint Lucie County School Board	5.00	7/01/2025	2,340
1,500	Saint Lucie County School Board	5.00	7/01/2026	1,707
3,195	Southeast Overtown/Park West Community
	Redevelopment Agency (a)	5.00	3/01/2030	3,455
8,970	Sunshine State Governmental Financing
	Commission	5.00	9/01/2019	9,747
5,525	Sunshine State Governmental Financing
	Commission	5.00	9/01/2020	6,135
1,055	Sunshine State Governmental Financing
	Commission (INS)	5.00	9/01/2021	1,192
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2028	1,108
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2029	1,103
1,500	Volusia County Educational Facilities Auth.	5.00	10/15/2030	1,648
1,560	Volusia County Educational Facilities Auth.	5.00	10/15/2032	1,699
				272,092
	Georgia (0.5%)
10,000	Burke County Dev. Auth.	7.00	1/01/2023	10,525
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.25	8/01/2023	3,828
400	Glynn-Brunswick Memorial Hospital Auth.	5.25	8/01/2023	421
3,000	Private Colleges and Universities Auth.	5.25	10/01/2027	3,292
2,000	Private Colleges and Universities Auth.	5.25	10/01/2027	2,194
				20,260

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Guam (0.4%)
$1,500	Guam	5.00%	12/01/2030	$1,702
2,000	Guam	5.00	12/01/2031	2,260
1,000	Power Auth. (INS)	5.00	10/01/2027	1,122
1,000	Power Auth.	5.00	10/01/2029	1,097
1,000	Power Auth.	5.00	10/01/2030	1,093
1,000	Power Auth. (INS)	5.00	10/01/2030	1,109
695	Power Auth.	5.00	10/01/2031	756
1,000	Power Auth. (INS)	5.00	10/01/2032	1,124
750	Waterworks Auth.	5.00	7/01/2023	834
600	Waterworks Auth.	5.00	7/01/2024	670
750	Waterworks Auth.	5.00	7/01/2025	842
1,000	Waterworks Auth.	5.00	7/01/2028	1,097
1,000	Waterworks Auth.	5.00	7/01/2029	1,100
3,000	Waterworks Auth.	5.25	7/01/2033	3,287
1,250	Waterworks Auth.	5.00	7/01/2036	1,326
				19,419
	Illinois (12.9%)
3,014	Chicago	6.63	12/01/2022	3,014
30,000	Chicago (INS)	4.45 (b)	1/01/2023	23,239
1,000	Chicago	5.00	1/01/2031	1,081
2,000	Chicago	5.00	11/01/2031	2,203
1,000	Chicago	5.00	1/01/2032	1,078
2,000	Chicago	5.00	11/01/2033	2,178
6,525	Chicago Midway Airport	5.00	1/01/2027	7,260
11,750	Chicago Midway Airport	5.00	1/01/2029	13,122
5,175	Chicago Midway Airport	5.00	1/01/2030	5,752
8,910	Chicago Midway Airport	5.00	1/01/2031	9,874
6,000	Chicago Midway Airport	5.00	1/01/2032	6,625
1,635	Chicago Midway Airport	5.25	1/01/2033	1,814
3,500	Chicago Midway Airport	4.00	1/01/2034	3,585
3,000	Chicago Midway Airport	4.00	1/01/2035	3,061
3,500	Chicago Wastewater Transmission	5.00	1/01/2033	3,767
1,000	Chicago Wastewater Transmission	5.00	1/01/2034	1,071
1,250	Chicago Wastewater Transmission	5.00	1/01/2035	1,336
1,500	Chicago Water	5.00	11/01/2028	1,673
725	Chicago Water	5.00	11/01/2029	804
1,000	Chicago Water	5.00	11/01/2029	1,110
1,000	Chicago Water	5.00	11/01/2030	1,103
1,000	Chicago Water	5.00	11/01/2031	1,096
9,000	Chicago-O'Hare International Airport	5.25	1/01/2024	9,742
3,620	Chicago-O'Hare International Airport (INS)	5.00	1/01/2028	4,079
1,500	Chicago-O'Hare International Airport (INS)	5.00	1/01/2029	1,687
13,480	Chicago-O'Hare International Airport	5.25	1/01/2029	15,333
2,150	Chicago-O'Hare International Airport (INS)	5.13	1/01/2030	2,422
11,560	Chicago-O'Hare International Airport	5.00	1/01/2033	12,795
5,675	Chicago-O'Hare International Airport	5.00	1/01/2034	6,252
2,500	Cook County	5.00	11/15/2031	2,765
9,750	Educational Facilities Auth.	4.00	11/01/2036	9,757
4,500	Educational Facilities Auth.	4.45	11/01/2036	4,629
2,370	Finance Auth. (ETM)	5.50	5/01/2017	2,407
4,340	Finance Auth. (ETM)	5.75	5/01/2018	4,596
2,080	Finance Auth.	5.00	2/15/2020	2,253
1,710	Finance Auth.	5.00	2/15/2022	1,859
750	Finance Auth.	5.25	4/01/2022	751
2,000	Finance Auth.	5.00	4/01/2023	2,001
3,400	Finance Auth. (INS) (PRE)	5.00	11/01/2023	3,632
7,140	Finance Auth.	5.13	2/15/2025	7,753
4,165	Finance Auth.	5.00	4/01/2025	4,165
8,210	Finance Auth.	4.50	5/15/2025	8,810
7,665	Finance Auth.	5.38	8/15/2026	8,625
1,750	Finance Auth.	5.40	4/01/2027	1,746

7 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$8,250	Finance Auth.	5.50%	7/01/2028	$9,351
20,000	Finance Auth.	3.90	3/01/2030	20,556
1,000	Finance Auth.	5.00	5/15/2030	1,091
1,875	Finance Auth.	5.00	5/15/2031	1,977
1,000	Finance Auth.	4.00	10/01/2031	1,038
1,500	Finance Auth.	5.00	8/15/2032	1,593
1,000	Finance Auth.	4.00	10/01/2032	1,032
1,155	Finance Auth.	5.00	8/15/2033	1,216
1,000	Finance Auth.	5.00	8/15/2034	1,046
3,385	Finance Auth.	5.00	9/01/2034	3,565
1,000	Finance Auth.	4.00	10/01/2034	1,017
3,700	Finance Auth.	5.00	11/15/2034	4,055
3,500	Finance Auth.	5.00	12/01/2034	3,792
1,100	Finance Auth.	5.00	5/15/2035	1,154
4,000	Finance Auth.	5.00	8/15/2035	4,298
3,000	Finance Auth.	5.00	11/15/2035	3,278
5,000	Finance Auth.	4.00	12/01/2035	4,870
18,000	Finance Auth.	4.00	2/15/2036	15,699
1,400	Finance Auth.	5.00	5/15/2036	1,422
3,000	Finance Auth.	4.00	12/01/2036	2,896
1,835	Herrin Community USD (INS)	5.00	12/01/2028	2,004
1,925	Herrin Community USD (INS)	5.00	12/01/2029	2,093
2,025	Herrin Community USD (INS)	5.00	12/01/2030	2,195
6,000	Herrin Community USD (INS)	5.00	12/01/2034	6,381
230	Housing Dev. Auth.	4.55	7/01/2021	230
365	Housing Dev. Auth.	4.60	7/01/2023	367
2,800	Kane, Cook and Dupage Counties	5.00	1/01/2032	3,066
4,000	Kane, Cook and Dupage Counties	5.00	1/01/2033	4,349
5,000	Kendall Kane and Will Counties Community Unit
	School District	5.00	2/01/2035	5,550
6,000	Kendall Kane and Will Counties Community Unit
	School District	5.00	2/01/2036	6,641
2,500	Metropolitan Pier and Exposition Auth. (INS)	5.20	6/15/2017	2,539
1,290	Metropolitan Pier and Exposition Auth. (INS)
	(PRE)	5.30	6/15/2018	1,329
1,210	Metropolitan Pier and Exposition Auth. (INS)	5.30	6/15/2018	1,244
1,065	Metropolitan Pier and Exposition Auth. (INS)
	(PRE)	5.40	6/15/2019	1,098
2,935	Metropolitan Pier and Exposition Auth. (INS)	5.40	6/15/2019	3,019
5,000	Metropolitan Pier and Exposition Auth. (INS)	5.70 (b)	6/15/2026	3,366
14,650	Municipal Electric Agency	4.00	2/01/2033	15,036
1,800	Northern Illinois Municipal Power Agency	4.00	12/01/2031	1,847
2,100	Northern Illinois Municipal Power Agency	4.00	12/01/2032	2,141
4,000	Northern Illinois Municipal Power Agency	4.00	12/01/2033	4,056
5,000	Northern Illinois Municipal Power Agency	4.00	12/01/2035	5,020
7,095	Railsplitter Tobacco Settlement Auth.	5.00	6/01/2018	7,446
10,000	Railsplitter Tobacco Settlement Auth.	5.50	6/01/2023	11,261
2,010	Rosemont (INS) (f)	5.00	12/01/2025	2,242
2,110	Rosemont (INS) (f)	5.00	12/01/2026	2,356
3,000	Sports Facilities Auth. (INS)	5.25	6/15/2030	3,317
5,000	Sports Facilities Auth. (INS)	5.25	6/15/2031	5,518
5,000	Sports Facilities Auth. (INS)	5.25	6/15/2032	5,484
8,500	Springfield	5.00	12/01/2030	9,327
3,000	Springfield (INS)	5.00	3/01/2034	3,335
3,700	Springfield School District No. 186 (INS)	5.00	2/01/2024	4,208
7,200	Springfield School District No. 186 (INS)	5.00	2/01/2025	8,134
4,215	Springfield School District No. 186 (INS)	5.00	2/01/2026	4,725
5,000	State (INS)	5.00	1/01/2021	5,260
10,000	State (INS)	5.00	4/01/2029	10,473
7,000	State (INS)	4.00	2/01/2030	6,972
19,200	State	5.00	11/01/2032	19,199
12,475	State Univ.	4.00	4/01/2033	12,619
5,000	Toll Highway Auth.	5.00	12/01/2032	5,624
6,000	Toll Highway Auth.	5.00	1/01/2033	6,748
5,870	Toll Highway Auth.	5.00	1/01/2034	6,549

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,500	Toll Highway Auth.	5.00%	1/01/2034	$2,797
5,600	Toll Highway Auth.	5.00	1/01/2035	6,226
2,000	Toll Highway Auth.	5.00%	1/01/2035	2,230
7,000	Toll Highway Auth.	5.00	1/01/2036	7,761
2,500	Toll Highway Auth.	5.00	1/01/2036	2,780
5,225	Village of Gilberts (INS)	5.00	3/01/2030	5,669
3,000	Village of Volo (INS)	5.00	3/01/2034	3,323
1,250	Village of Volo (INS)	4.00	3/01/2036	1,209
14,070	Will County Forest Preserve District (INS)	5.40 (b)	12/01/2017	13,896
				559,110
	Indiana (0.9%)
1,470	Finance Auth.	5.00	5/01/2024	1,679
6,000	Finance Auth.	3.13	12/01/2024	5,930
1,200	Finance Auth.	5.00	5/01/2027	1,338
1,900	Finance Auth.	5.00	10/01/2027	1,948
1,250	Finance Auth.	5.00	9/01/2030	1,397
1,500	Finance Auth.	5.00	9/01/2031	1,670
10,500	Finance Auth.	5.00	6/01/2032	10,664
3,000	Jasper County (INS)	5.85	4/01/2019	3,236
6,500	Richmond Hospital Auth.	5.00	1/01/2035	7,085
6,000	Rockport (INS)	4.63	6/01/2025	6,068
				41,015
	Iowa (1.3%)
1,325	Finance Auth. (INS)	5.00	12/01/2021	1,329
1,390	Finance Auth. (INS)	5.00	12/01/2022	1,394
1,460	Finance Auth. (INS)	5.00	12/01/2023	1,464
1,535	Finance Auth. (INS)	5.00	12/01/2024	1,539
1,610	Finance Auth. (INS)	5.00	12/01/2025	1,614
1,690	Finance Auth. (INS)	5.00	12/01/2026	1,694
5,425	Finance Auth.	4.00	8/15/2035	5,458
30,555	Finance Auth.	4.00	8/15/2036	30,647
2,475	Waterloo Community School District	5.00	7/01/2024	2,664
2,775	Waterloo Community School District	5.00	7/01/2025	2,985
4,510	Waterloo Community School District	5.00	7/01/2027	4,844
				55,632
	Kentucky (1.3%)
2,410	Ashland Medical Center	4.00	2/01/2036	2,307
2,000	Commonwealth Property and Buildings
	Commission	5.00	2/01/2032	2,262
2,250	Commonwealth Property and Buildings
	Commission	5.00	2/01/2033	2,531
6,130	Economic Dev. Finance Auth.	4.05 (b)	10/01/2024	4,724
7,500	Economic Dev. Finance Auth. (INS)	5.75	12/01/2028	7,823
7,205	Economic Dev. Finance Auth.	5.00	5/15/2031	7,071
2,500	Economic Dev. Finance Auth.	5.00	5/15/2036	2,370
6,750	Economic Dev. Finance Auth.	5.00	5/15/2026	6,858
3,830	Louisville/Jefferson County Metro Government	5.00	12/01/2022	4,281
2,760	Louisville/Jefferson County Metro Government	5.00	12/01/2023	3,065
7,160	Louisville/Jefferson County Metro Government	5.00	12/01/2024	7,908
3,725	Pikeville City Hospital Improvement	5.75	3/01/2026	4,111
				55,311
	Louisiana (2.9%)
2,750	Jefferson Parish Hospital District No. 1 (INS)
	(PRE)	5.50	1/01/2026	3,137
3,000	Jefferson Parish Hospital District No. 1 (INS)
	(PRE)	5.38	1/01/2031	3,408
3,750	Local Government Environmental Facilities and
	Community Dev. Auth.	6.50	8/01/2029	4,211

9 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$700	New Orleans	5.00%	6/01/2031	$780
1,150	New Orleans	5.00	6/01/2032	1,276
1,500	New Orleans	5.00	12/01/2033	1,669
1,500	New Orleans	5.00	6/01/2034	1,649
1,500	New Orleans	5.00	12/01/2035	1,655
14,000	Public Facilities Auth.	3.50	6/01/2030	13,659
2,735	Public Facilities Auth.	4.00	12/15/2032	2,819
8,995	Public Facilities Auth.	5.00	7/01/2033	10,022
3,095	Public Facilities Auth.	4.00	12/15/2033	3,169
2,250	Public Facilities Auth.	5.00	5/15/2034	2,465
13,550	Public Facilities Auth.	5.00	7/01/2034	14,960
3,500	Public Facilities Auth.	4.00	5/15/2035	3,514
1,500	Public Facilities Auth.	4.00	5/15/2036	1,502
2,000	Public Facilities Auth. (INS)	5.00	6/01/2036	2,188
5,330	Shreveport (INS)	5.00	12/01/2031	5,992
5,125	Shreveport (INS)	5.00	12/01/2032	5,739
1,515	Shreveport (INS)	5.00	12/01/2033	1,706
1,500	Shreveport (INS)	5.00	12/01/2034	1,680
1,510	Shreveport (INS)	5.00	12/01/2035	1,684
6,000	State	5.00	8/01/2028	7,042
1,000	State University	4.00	7/01/2031	1,037
1,000	State University	4.00	7/01/2032	1,031
1,000	State University	4.00	7/01/2033	1,025
2,440	Terrebonne Parish Hospital Service District No.
	1	5.00	4/01/2022	2,655
2,570	Terrebonne Parish Hospital Service District No.
	1	5.00	4/01/2023	2,790
2,000	Terrebonne Parish Hospital Service District No.
	1	4.65	4/01/2024	2,127
4,250	Terrebonne Parish Hospital Service District No.
	1	5.00	4/01/2028	4,572
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2023	5,627
10,000	Tobacco Settlement Financing Corp.	5.25	5/15/2031	10,710
				127,500
	Maine (0.4%)
1,635	Health and Higher Educational Facilities Auth.	5.00	7/01/2024	1,778
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2026	1,073
11,500	Health and Higher Educational Facilities Auth.	6.00	7/01/2026	12,381
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2027	1,069
				16,301
	Maryland (0.6%)
2,500	EDC	6.20	9/01/2022	2,742
5,000	Health and Higher Educational Facilities Auth.
	(PRE)	6.00	1/01/2028	5,242
1,415	Health and Higher Educational Facilities Auth.	5.50	1/01/2029	1,604
1,750	Health and Higher Educational Facilities Auth.	5.50	1/01/2030	1,969
1,585	Health and Higher Educational Facilities Auth.	5.50	1/01/2031	1,779
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	1,073
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	1,074
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	1,067
2,200	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	2,343
1,310	Health and Higher Educational Facilities Auth.	5.00	7/01/2035	1,390
5,000	Health and Higher Educational Facilities Auth.	5.50	1/01/2036	5,514
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2036	1,056
				26,853
	Massachusetts (1.2%)
5,545	Bay Transportation Auth. (PRE)	4.60 (b)	7/01/2022	4,394
5,000	Bay Transportation Auth. (PRE)	4.70 (b)	7/01/2024	3,593
1,600	Bay Transportation Auth. (PRE)	4.73 (b)	7/01/2025	1,095

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$640	Dev. Finance Agency	5.00%	7/01/2020	$687
1,480	Dev. Finance Agency	5.00	7/01/2022	1,618
4,500	Dev. Finance Agency	6.25	1/01/2027	5,111
1,720	Dev. Finance Agency	5.00	7/01/2027	1,823
2,000	Dev. Finance Agency	5.00	7/01/2030	2,222
2,000	Dev. Finance Agency	5.00	7/01/2030	2,114
450	Dev. Finance Agency	5.00	1/01/2031	490
1,675	Dev. Finance Agency	5.00	7/01/2031	1,850
645	Dev. Finance Agency	5.00	1/01/2032	698
535	Dev. Finance Agency	5.00	1/01/2033	575
2,155	Dev. Finance Agency	5.00	4/15/2033	2,272
700	Dev. Finance Agency	5.00	1/01/2034	747
735	Dev. Finance Agency	5.00	1/01/2035	781
1,500	Dev. Finance Agency	5.00	7/01/2035	1,611
1,000	Dev. Finance Agency	5.00	1/01/2036	1,060
2,000	Dev. Finance Agency	5.00	7/01/2036	2,158
1,000	Dev. Finance Agency	5.00	7/01/2036	1,071
3,110	Health and Educational Facilities Auth.	5.00	7/01/2019	3,340
9,000	Health and Educational Facilities Auth.	6.00	7/01/2024	9,875
4,000	Health and Educational Facilities Auth.	5.00	7/15/2027	4,055
110	Water Pollution Abatement Trust	4.75	8/01/2025	110
				53,350
	Michigan (2.1%)
3,000	Building Auth.	5.00	10/15/2029	3,440
2,000	Finance Auth. (NBGA)	5.00	5/01/2024	2,279
1,700	Finance Auth. (NBGA)	5.00	5/01/2025	1,950
8,200	Finance Auth.	5.00	12/01/2034	9,089
6,000	Finance Auth.	4.00	11/15/2035	5,960
4,600	Finance Auth.	5.00	12/01/2035	5,080
3,765	Finance Auth.	4.00	11/15/2036	3,724
10,000	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2029	10,920
13,560	Great Lakes Water Auth.	4.00	7/01/2032	13,678
12,000	Kent Hospital Finance Auth.	5.00	11/15/2029	13,256
2,775	Livonia Public Schools School District (INS)	5.00	5/01/2032	3,139
2,875	Livonia Public Schools School District (INS)	5.00	5/01/2033	3,235
2,965	Livonia Public Schools School District (INS)	5.00	5/01/2034	3,319
3,065	Livonia Public Schools School District (INS)	5.00	5/01/2035	3,421
2,770	Livonia Public Schools School District (INS)	5.00	5/01/2036	3,082
3,000	State Trunk Line Fund	5.00	11/01/2019	3,293
2,000	State Trunk Line Fund	5.00	11/01/2020	2,187
				91,052
	Minnesota (0.2%)
1,080	Chippewa County	5.38	3/01/2022	1,088
5,120	Chippewa County	5.50	3/01/2027	5,160
1,750	St. Paul Housing and Redevelopment Auth.	5.00	11/15/2029	1,927
1,275	St. Paul Housing and Redevelopment Auth.	5.00	11/15/2030	1,402
				9,577
	Mississippi (0.3%)
2,000	Dev. Bank	5.00	4/01/2028	2,250
7,000	Dev. Bank (INS)	5.00	9/01/2030	7,845
1,000	Hospital Equipment and Facilities Auth.	5.25	12/01/2021	1,002
				11,097
	Missouri (1.1%)
1,780	Cape Girardeau County Health Care Facilities
	IDA	5.00	6/01/2025	1,990
17,545	Cape Girardeau County Health Care Facilities
	IDA	5.00	6/01/2027	17,565

11 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,555	Cape Girardeau County Health Care Facilities
	IDA	5.00%	6/01/2027	$2,833
2,740	Cape Girardeau County Health Care Facilities
	IDA	6.00	3/01/2033	2,828
1,000	Dev. Finance Board	5.00	6/01/2030	1,097
4,215	Dev. Finance Board	5.00	6/01/2031	4,608
2,310	Health and Educational Facilities Auth.	5.00	5/01/2030	2,484
2,350	Health and Educational Facilities Auth.	5.25	5/01/2033	2,544
1,760	Riverside IDA (INS)	5.00	5/01/2020	1,812
1,380	Saint Louis County IDA	5.00	9/01/2023	1,545
2,750	Saint Louis County IDA	5.50	9/01/2033	3,054
1,330	St. Joseph IDA (PRE)	5.00	4/01/2027	1,344
2,110	Stoddard County IDA	6.00	3/01/2037	2,150
				45,854
	Montana (0.2%)
8,500	Forsyth	3.90	3/01/2031	8,704
	Nebraska (0.1%)
1,250	Douglas County Hospital Auth.	5.00	11/01/2028	1,410
1,600	Douglas County Hospital Auth.	5.00	11/01/2030	1,786
2,400	Public Power Generation Agency	5.00	1/01/2037	2,634
				5,830
	Nevada (1.7%)
3,660	Clark County	5.00	7/01/2026	4,316
2,220	Clark County	5.00	7/01/2027	2,624
20,470	Clark County	5.00	7/01/2032	23,027
10,845	Clark County	5.00	7/01/2033	12,161
18,000	Humboldt County	5.15	12/01/2024	19,326
2,000	Las Vegas Convention and Visitors Auth.	4.00	7/01/2033	2,043
4,560	Las Vegas Convention and Visitors Auth.	4.00	7/01/2034	4,632
5,075	Las Vegas Convention and Visitors Auth.	4.00	7/01/2035	5,135
				73,264
	New Jersey (4.9%)
1,135	Bayonne City (INS)	5.00	7/01/2034	1,268
1,000	Bayonne City (INS)	5.00	7/01/2035	1,113
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2029	1,078
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2030	1,076
7,300	EDA (ETM)	5.25	9/01/2019	8,015
2,700	EDA	5.25	9/01/2019	2,850
5,000	EDA (INS)	5.00	7/01/2022	5,118
3,500	EDA	4.45	6/01/2023	3,708
18,410	EDA	5.00	3/01/2025	19,196
10,000	EDA (INS)	5.00	6/15/2025	10,960
5,125	EDA	5.00	6/15/2025	5,395
2,500	EDA	5.00	6/15/2026	2,660
9,000	EDA	5.25	6/15/2033	9,203
5,740	Educational Faciliites Auth.	5.50	9/01/2028	6,131
4,000	Educational Faciliites Auth.	5.50	9/01/2029	4,261
3,000	Educational Faciliites Auth.	5.50	9/01/2030	3,183
4,590	Educational Faciliites Auth.	5.50	9/01/2031	4,854
8,075	Educational Faciliites Auth.	5.50	9/01/2032	8,508
500	Educational Facilities Auth.	4.00	7/01/2033	507
750	Educational Facilities Auth.	4.00	7/01/2034	758
1,250	Educational Facilities Auth.	4.00	7/01/2035	1,258
1,800	Educational Facilities Auth. (INS)	4.00	7/01/2036	1,804
4,535	Essex County Improvement Auth. (INS)	6.00	11/01/2025	5,069
2,000	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2027	2,274
1,500	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2030	1,676
1,455	New Brunswick Parking Auth. (INS)	5.00	9/01/2035	1,653

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	New Brunswick Parking Auth. (INS)	5.00%	9/01/2036	$2,265
7,300	New Jersey EDA (PRE)	5.25	9/01/2022	8,298
2,700	New Jersey EDA	5.25	9/01/2022	2,840
500	Newark Housing Auth. (INS)	4.00	12/01/2029	514
750	Newark Housing Auth. (INS)	4.00	12/01/2030	767
500	Newark Housing Auth. (INS)	4.00	12/01/2031	509
500	South Jersey Transportation Auth.	5.00	11/01/2030	553
750	South Jersey Transportation Auth.	5.00	11/01/2031	828
1,085	South Jersey Transportation Auth.	5.00	11/01/2034	1,182
1,000	State Building Auth.	4.00	6/15/2030	926
20,000	State Turnpike Auth.	5.00	1/01/2021	21,306
7,675	State Turnpike Auth.	5.00	1/01/2034	8,665
10,000	State Turnpike Auth.	5.00	1/01/2034	11,157
4,725	State Turnpike Auth.	5.00	1/01/2035	5,319
5,000	Tobacco Settlement Financing Corp.	5.00	6/01/2017	5,081
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2022	5,363
20,000	Transportation Trust Fund Auth.	4.47 (b)	12/15/2025	13,518
3,000	Transportation Trust Fund Auth.	5.00	6/15/2030	3,200
2,000	Transportation Trust Fund Auth.	5.25	6/15/2033	2,056
3,000	Transportation Trust Fund Auth.	5.25	6/15/2034	3,080
				211,003
	New Mexico (0.5%)
20,000	Farmington Pollution Control	4.70	5/01/2024	21,455
	New York (5.8%)
2,500	Albany IDA (PRE)	5.75	11/15/2022	2,603
3,700	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2034	3,868
4,760	Dormitory Auth.	5.30	2/15/2017	4,778
12,560	Dormitory Auth. (ETM)	5.30	2/15/2019	13,081
24,935	Dormitory Auth. (PRE)	5.00	7/01/2022	25,456
15	Dormitory Auth. (ETM)	5.00	5/01/2023	17
735	Dormitory Auth.	5.00	5/01/2023	787
15	Dormitory Auth. (PRE)	5.00	5/01/2024	18
735	Dormitory Auth.	5.00	5/01/2024	781
25	Dormitory Auth. (PRE)	5.00	5/01/2025	29
1,175	Dormitory Auth.	5.00	5/01/2025	1,238
20	Dormitory Auth. (PRE)	5.00	5/01/2026	23
980	Dormitory Auth.	5.00	5/01/2026	1,026
1,000	Dormitory Auth. (INS)	5.00	10/01/2027	1,173
1,000	Dormitory Auth. (INS)	5.00	10/01/2028	1,168
1,300	Dormitory Auth. (INS)	5.00	10/01/2029	1,512
20,000	Dormitory Auth.	5.00	2/15/2032	23,114
2,000	Erie County IDA	5.00	5/01/2028	2,312
17,075	Long Island Power Auth.	5.00	4/01/2023	18,052
5,000	Monroe County IDC (NBGA)	5.75	8/15/2030	5,664
80	MTA (PRE)	6.25	11/15/2023	87
1,920	MTA	6.25	11/15/2023	2,098
8,000	MTA (PRE)	6.25	11/15/2023	8,746
6,800	MTA (PRE)	5.00	11/15/2024	7,041
2,500	MTA (INS) (PRE)	5.00	11/15/2024	2,589
10,000	MTA	5.00	11/15/2034	11,306
2,000	MTA	5.00	11/15/2034	2,261
2,000	MTA	5.00	11/15/2035	2,253
3,000	MTA	5.00	11/15/2035	3,380
1,100	Nassau County	5.00	1/01/2035	1,228
1,150	Nassau County	5.00	1/01/2036	1,279
5,000	New York City	5.13	11/15/2022	5,344
2,625	New York City (PRE)	5.13	12/01/2022	2,724
1,705	New York City	5.13	12/01/2022	1,767
3,610	New York City (PRE)	5.13	12/01/2023	3,746
2,390	New York City	5.13	12/01/2023	2,478
815	New York City (PRE)	5.00	8/01/2024	834

13 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,425	New York City	5.00%	8/01/2024	$4,526
5,000	New York City	5.25	11/15/2024	5,355
2,995	New York City (PRE)	5.00	2/01/2025	3,123
2,005	New York City	5.00	2/01/2025	2,083
3,500	New York City Transitional Finance Auth.	5.00	1/15/2022	3,739
5	New York City Transitional Finance Auth. (PRE)	5.00	5/01/2026	5
24,995	New York City Transitional Finance Auth.	5.00	5/01/2026	26,988
15,350	New York City Transitional Finance Auth.	5.00	7/15/2034	17,412
575	Newburgh City	5.00	6/15/2023	633
2,250	Niagara Area Dev. Corp.	4.00	11/01/2024	2,257
1,670	Niagara Falls City School District (INS)	5.00	6/15/2023	1,925
1,450	Niagara Falls City School District (INS)	5.00	6/15/2024	1,689
1,670	Niagara Falls City School District (INS)	5.00	6/15/2025	1,930
1,585	Rockland County	3.50	10/01/2021	1,625
1,190	Rockland County	3.63	10/01/2022	1,218
1,560	Rockland County	3.63	10/01/2023	1,590
1,665	Rockland County	3.63	10/01/2024	1,688
790	Saratoga County Capital Resource Corp.	5.00	12/01/2028	893
220	Suffolk County EDC (PRE)	5.00	7/01/2028	250
1,280	Suffolk County EDC	5.00	7/01/2028	1,393
1,350	Westchester County Local Dev. Corp.	5.00	1/01/2028	1,479
2,600	Yonkers (INS)	5.00	10/01/2023	2,914
				250,576
	North Carolina (0.8%)
3,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2024	3,118
5,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2026	5,370
1,500	Medical Care Commission	5.00	10/01/2025	1,567
4,805	Medical Care Commission	6.38	7/01/2026	5,492
5,500	Medical Care Commission	5.00	7/01/2027	5,648
1,850	Medical Care Commission	5.00	10/01/2030	1,870
2,000	Municipal Power Agency No. 1 (PRE)	5.25	1/01/2020	2,083
3,600	Turnpike Auth. (INS)	5.00	1/01/2022	3,788
3,330	Turnpike Auth. (INS)	5.13	1/01/2024	3,516
				32,452
	North Dakota (0.3%)
11,085	Grand Forks City Health Care System	5.00	12/01/2029	12,020
	Ohio (1.7%)
9,000	Air Quality Dev. Auth.	5.70	8/01/2020	3,766
3,000	American Municipal Power, Inc. (PRE)	5.00	2/15/2021	3,317
2,760	American Municipal Power, Inc. (PRE)	5.00	2/15/2022	3,052
7,165	Buckeye Tobacco Settlement Financing Auth.	5.13	6/01/2024	6,466
2,000	Cleveland Airport System	5.00	1/01/2030	2,189
1,000	Cleveland Airport System	5.00	1/01/2031	1,094
2,805	Dayton City School District	5.00	11/01/2028	3,370
3,655	Dayton City School District	5.00	11/01/2029	4,424
3,160	Dayton City School District	5.00	11/01/2030	3,843
2,000	Dayton City School District	5.00	11/01/2031	2,444
420	Fairview Park City (INS)	4.13	12/01/2020	421
4,365	Hamilton County (INS)	4.30 (b)	12/01/2025	3,309
1,350	Hamilton County Healthcare	5.00	1/01/2031	1,428
1,400	Hamilton County Healthcare	5.00	1/01/2036	1,437
9,000	Hancock County Hospital Facilities	6.50	12/01/2030	10,403
750	Southeastern Ohio Port Auth.	5.50	12/01/2029	799
750	Southeastern Ohio Port Auth.	5.00	12/01/2035	765
1,000	State	5.00	5/01/2031	1,119
500	State	5.00	5/01/2033	555
7,210	State Hospital System	5.00	1/15/2034	7,896
6,000	State Hospital System	5.00	1/15/2035	6,556
3,070	State Hospital System	5.00	1/15/2036	3,345

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Turnpike and Infrastructure Commission	5.25%	2/15/2029	$2,305
				74,303
	Oklahoma (0.5%)
1,160	Chickasaw Nation (a)	5.38	12/01/2017	1,190
5,000	Chickasaw Nation (a)	6.00	12/01/2025	5,340
2,020	Comanche County Hospital Auth.	5.00	7/01/2021	2,144
13,100	Norman Regional Hospital Auth.	5.00	9/01/2027	13,129
				21,803
	Oregon (0.1%)
1,000	Washington, Yamhill and Multnomah Counties
	Hillsboro School District No. 1J (INS)
	(PRE)	4.58 (b)	6/15/2025	693
5,900	Washington, Yamhill and Multnomah Counties
	Hillsboro School District No. 1J (INS)
	(PRE)	4.59 (b)	6/15/2026	3,903
				4,596
	Pennsylvania (5.7%)
1,410	Allegheny County Higher Education Building
	Auth. (PRE)	5.13	3/01/2025	1,599
1,000	Allegheny County IDA	5.00	9/01/2021	1,001
1,220	Allegheny County IDA	5.10	9/01/2026	1,221
1,500	Allegheny County Sanitary Auth. (INS)	4.00	12/01/2033	1,557
1,475	Allegheny County Sanitary Auth. (INS)	4.00	12/01/2034	1,521
5,000	Beaver County IDA	2.15	3/01/2017	3,245
3,000	Bethlehem Auth. (INS)	5.00	11/15/2030	3,374
1,885	Butler County Hospital Auth.	5.00	7/01/2035	2,039
1,000	Chester County IDA	5.00	10/01/2034	1,028
5,000	Commonwealth Financing Auth.	5.00	6/01/2034	5,474
6,500	Cumberland County Municipal Auth.	4.00	12/01/2026	6,588
2,000	Dauphin County General Auth.	4.00	6/01/2030	2,084
1,000	Dauphin County General Auth.	4.00	6/01/2031	1,037
1,000	Delaware County Auth.	5.00	10/01/2025	1,059
2,720	Delaware River Port Auth.	5.00	1/01/2025	2,998
13,000	Economic Dev. Financing Auth.	4.00	10/01/2023	13,807
1,730	Higher Educational Facilities Auth.	5.25	7/15/2025	1,959
2,020	Higher Educational Facilities Auth.	5.25	7/15/2026	2,273
2,125	Higher Educational Facilities Auth.	5.25	7/15/2027	2,379
2,245	Higher Educational Facilities Auth.	5.25	7/15/2028	2,506
2,415	Higher Educational Facilities Auth.	5.00	7/15/2030	2,637
1,625	Higher Educational Facilities Auth.	5.00	7/01/2032	1,770
1,965	Higher Educational Facilities Auth.	5.25	7/15/2033	2,168
5,000	Luzerne County (INS)	5.00	11/15/2029	5,514
1,200	Montgomery County IDA	5.00	11/15/2023	1,341
2,750	Montgomery County IDA	5.00	11/15/2024	3,056
1,000	Montour School District (INS)	5.00	4/01/2033	1,126
1,500	Montour School District (INS)	5.00	4/01/2034	1,678
1,500	Montour School District (INS)	5.00	4/01/2035	1,673
1,525	Northeastern Hospital and Education Auth.	5.00	3/01/2037	1,609
3,250	Philadelphia Gas Works	5.00	10/01/2031	3,644
2,050	Philadelphia Gas Works	4.00	10/01/2036	2,071
9,895	Philadelphia School District	5.00	9/01/2031	10,785
5,000	Philadelphia School District	5.00	9/01/2032	5,425
4,000	Philadelphia School District	5.00	9/01/2033	4,320
5,100	Philadelphia School District	5.00	9/01/2034	5,478
1,250	Public School Building Auth.	5.00	4/01/2023	1,352
10,000	Public School Building Auth.	5.00	6/01/2029	10,979
6,100	Public School Building Auth. (INS)	5.00	6/01/2031	6,740
15,380	Public School Building Auth. (INS)	4.00	12/01/2031	15,761
3,500	Turnpike Commission	5.00	12/01/2032	3,888

15 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,500	Turnpike Commission	5.00%	12/01/2032	$1,675
7,145	Turnpike Commission	5.00	12/01/2033	7,896
4,345	Turnpike Commission (INS)	5.00	12/01/2033	4,834
25,000	Turnpike Commission	4.00	6/01/2034	25,116
6,250	Turnpike Commission	5.00	12/01/2034	6,872
2,000	Turnpike Commission	5.00	12/01/2034	2,235
3,000	Turnpike Commission	5.00	12/01/2034	3,299
10,655	Turnpike Commission	5.00	6/01/2035	11,673
5,700	Turnpike Commission	5.00	12/01/2035	6,245
2,000	Turnpike Commission	5.00	12/01/2035	2,226
3,320	Turnpike Commission	5.00	12/01/2035	3,637
8,255	Turnpike Commission	5.00	6/01/2036	9,018
5,750	Turnpike Commission	5.00	6/01/2036	6,268
3,690	Turnpike Commission	5.00	12/01/2036	4,031
				246,789
	Puerto Rico (0.1%)
2,600	Industrial, Tourist, Educational, Medical, and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2027	2,412
	Rhode Island (0.4%)
2,000	Health and Educational Building Corp. (PRE)	6.00	9/01/2033	2,455
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2028	2,183
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2029	2,166
2,500	Tobacco Settlement Financing Corp.	5.00	6/01/2030	2,693
1,350	Turnpike and Bridge Auth.	5.00	10/01/2033	1,521
4,345	Turnpike and Bridge Auth.	5.00	10/01/2035	4,860
				15,878
	South Carolina (1.2%)
5,000	Lexington County Health Services District, Inc.	5.00	11/01/2024	5,153
7,335	Lexington County Health Services District, Inc.	5.00	11/01/2026	7,559
7,200	Piedmont Municipal Power Agency (INS)	5.00	1/01/2028	7,924
2,700	Piedmont Municipal Power Agency (INS)	5.00	1/01/2028	2,971
9,835	Public Service Auth.	5.00	12/01/2034	11,094
7,000	Public Service Auth.	5.00	12/01/2035	7,854
8,500	Public Service Auth.	5.00	12/01/2036	9,515
				52,070
	South Dakota (0.0%)
1,700	Health and Educational Facilities Auth.	5.00	11/01/2024	1,835
	Tennessee (0.3%)
5,000	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2035	5,508
5,110	Jackson Health, Educational, and Housing
	Facility Board (PRE)	5.25	4/01/2023	5,372
1,890	Jackson Health, Educational, and Housing
	Facility Board	5.25	4/01/2023	1,972
				12,852
	Texas (11.2%)
5,610	Austin Utility Systems (INS)	5.15 (b)	5/15/2017	5,587
425	Bastrop ISD (NBGA) (ETM)	5.60 (b)	2/15/2017	425
2,730	Bastrop ISD (NBGA)	5.60 (b)	2/15/2017	2,727
590	Bexar County Health Facilities Dev. Corp.
	(PRE)	5.00	7/01/2027	602
2,895	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2027	2,922

Portfolio of Investments | 16

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,740	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00%	12/01/2025	$2,910
2,990	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2027	3,116
1,640	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2028	1,704
1,600	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2029	1,663
1,700	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2030	1,760
5,150	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.25	12/01/2035	5,393
4,240	Boerne ISD (NBGA)	3.66 (b)	2/01/2026	3,141
2,680	Central Regional Mobility Auth. (INS) (PRE)	4.55	1/01/2020	2,680
3,445	Central Regional Mobility Auth. (INS) (PRE)	4.60	1/01/2021	3,445
700	Central Regional Mobility Auth.	5.00	1/01/2021	769
500	Central Regional Mobility Auth.	5.00	1/01/2022	554
885	Central Regional Mobility Auth.	5.90 (b)	1/01/2022	738
500	Central Regional Mobility Auth.	5.00	1/01/2023	560
7,000	Central Regional Mobility Auth.	6.25 (b)	1/01/2024	5,365
2,500	Central Regional Mobility Auth. (PRE)	5.75	1/01/2025	2,788
2,535	Central Regional Mobility Auth.	6.50 (b)	1/01/2026	1,775
3,500	Central Regional Mobility Auth.	5.00	1/01/2033	3,753
1,250	Central Regional Mobility Auth.	5.00	1/01/2034	1,354
1,100	Central Regional Mobility Auth.	5.00	1/01/2035	1,189
1,300	Clifton Higher Education Finance Corp. (NBGA)	4.00	8/15/2032	1,352
1,800	Corpus Christi Utility System	4.00	7/15/2032	1,878
1,100	Corpus Christi Utility System	4.00	7/15/2033	1,141
1,050	Corpus Christi Utility System	4.00	7/15/2034	1,082
1,000	Corpus Christi Utility System	4.00	7/15/2035	1,026
2,000	Dallas/Fort Worth International Airport	5.25	11/01/2028	2,334
7,500	Dallas/Fort Worth International Airport	5.25	11/01/2029	8,731
1,000	Decatur Hospital Auth.	5.25	9/01/2029	1,048
1,000	Decatur Hospital Auth.	5.00	9/01/2034	1,027
1,215	Downtown Redevelopment Auth. (INS)	5.00	9/01/2029	1,364
1,380	Downtown Redevelopment Auth. (INS)	5.00	9/01/2030	1,543
2,000	Downtown Redevelopment Auth. (INS)	5.00	9/01/2031	2,229
1,500	Downtown Redevelopment Auth. (INS)	5.00	9/01/2032	1,665
2,680	Downtown Redevelopment Auth. (INS)	5.00	9/01/2033	2,961
4,710	Harris County Cultural Education Facilities
	Finance Corp.	5.00	12/01/2027	5,311
1,400	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2028	1,522
40,000	Harris County IDC	5.00	2/01/2023	43,136
750	Harris County Municipal Utility District (INS)	5.00	3/01/2030	851
2,030	Harris County Municipal Utility District (INS)	5.00	3/01/2031	2,295
2,500	Harris County Municipal Utility District (INS)	5.00	3/01/2032	2,815
5,615	Houston	5.00	9/01/2032	6,318
5,345	Houston	5.00	9/01/2033	5,983
2,150	Houston	5.00	9/01/2034	2,396
1,575	Houston	5.00	9/01/2035	1,749
4,000	Houston Airport System	5.00	7/01/2024	4,211
7,000	Houston Airport System	5.00	7/01/2025	7,367
2,300	Houston Convention & Entertainment Facilities
	Department	5.00	9/01/2029	2,612
1,000	Houston Convention & Entertainment Facilities
	Department	5.00	9/01/2030	1,133
3,850	Houston Higher Education Finance Corp.	5.25	9/01/2031	4,288
4,075	Houston Higher Education Finance Corp.	5.25	9/01/2032	4,525
3,885	Houston ISD Public Facility Corp. (INS)	5.40 (b)	9/15/2017	3,849
4,000	Karnes County Hospital District	5.00	2/01/2029	4,277
4,000	Karnes County Hospital District	5.00	2/01/2034	4,202
740	Laredo Waterworks and Sewer System	4.00	3/01/2032	769
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2033	1,033
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2034	1,027

17 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,500	Laredo Waterworks and Sewer System	4.00%	3/01/2035	$1,535
1,500	Laredo Waterworks and Sewer System	4.00	3/01/2036	1,530
605	Marlin ISD Public Facility Corp. (c)	5.85	2/15/2018	609
3,100	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2026	3,385
1,075	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2035	1,098
2,040	Midlothian Dev. Auth. (INS)	5.00	11/15/2018	2,044
2,235	Midlothian Dev. Auth. (INS)	5.00	11/15/2021	2,239
1,695	Midlothian Dev. Auth. (INS)	5.00	11/15/2026	1,698
1,880	Midlothian Dev. Auth.	5.13	11/15/2026	1,884
2,155	New Braunfels ISD (NBGA)	3.04 (b)	2/01/2023	1,830
7,500	New Hope Cultural Education Facilities Corp.	5.00	7/01/2030	7,961
1,000	New Hope Cultural Education Facilities Corp.	5.00	11/01/2031	1,066
9,000	New Hope Cultural Education Facilities Corp.	5.00	7/01/2035	9,395
1,475	New Hope Cultural Education Facilities Corp.	4.00	11/01/2036	1,348
1,635	Newark Higher Education Finance Corp.	4.00	4/01/2032	1,677
2,000	Newark Higher Education Finance Corp.	4.00	4/01/2033	2,042
4,470	Newark Higher Education Finance Corp.	4.00	4/01/2034	4,539
1,650	Newark Higher Education Finance Corp.	4.00	4/01/2035	1,669
2,150	Newark Higher Education Finance Corp.	4.00	4/01/2036	2,171
7,000	North East Texas Regional Mobility Auth.	5.00	1/01/2036	7,552
5,485	North East Texas Regional Mobility Auth.	5.00	1/01/2036	5,888
2,190	North Texas Tollway Auth. (PRE)	6.00	1/01/2023	2,297
310	North Texas Tollway Auth.	6.00	1/01/2023	323
15,000	North Texas Tollway Auth.	6.00	1/01/2025	16,259
20,000	North Texas Tollway Auth. (INS)	3.85 (b)	1/01/2029	12,812
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,689
8,000	North Texas Tollway Auth.	5.00	1/01/2032	9,022
7,500	North Texas Tollway Auth.	5.00	1/01/2034	8,430
1,515	North Texas Tollway Auth.	5.00	1/01/2034	1,721
1,200	North Texas Tollway Auth.	5.00	1/01/2035	1,358
1,385	North Texas Tollway Auth.	5.00	1/01/2036	1,562
2,230	Permanent Univ. Fund	5.00	7/01/2032	2,610
3,250	Permanent Univ. Fund	5.00	7/01/2033	3,785
2,500	Permanent Univ. Fund	5.00	7/01/2034	2,899
9,205	Sabine River Auth. (INS)	4.95	3/01/2018	9,534
2,000	San Leanna Education Facilities Corp.	5.00	6/01/2018	2,028
940	San Leanna Education Facilities Corp. (PRE)	5.13	6/01/2023	956
1,025	San Leanna Education Facilities Corp.	5.13	6/01/2023	1,035
475	San Leanna Education Facilities Corp. (PRE)	5.13	6/01/2024	483
525	San Leanna Education Facilities Corp.	5.13	6/01/2024	530
1,270	San Leanna Education Facilities Corp. (PRE)	5.13	6/01/2025	1,292
275	San Leanna Education Facilities Corp.	5.13	6/01/2025	278
1,645	Tarrant County Cultural Education Facilities
	Finance Corp. (PRE)	5.25	11/15/2022	1,706
2,105	Tarrant County Cultural Education Facilities
	Finance Corp.	5.25	11/15/2022	2,164
1,100	Tarrant County Cultural Education Facilities
	Finance Corp.	6.00	11/15/2026	1,103
8,890	Tarrant County Cultural Education Facilities
	Finance Corp.	4.00	5/15/2027	8,359
8,300	Tarrant County Cultural Education Facilities
	Finance Corp. (PRE)	5.13	5/15/2027	8,430
14,565	Tarrant County Cultural Education Facilities
	Finance Corp.	4.00	5/15/2031	13,174
13,000	Transportation Commission (PRE)	4.50	4/01/2026	13,121
7,235	Transportation Commission	5.00	10/01/2026	8,835
10,000	Transportation Commission	5.00	8/15/2033	10,843
8,500	Transportation Commission	5.00	8/15/2034	9,175
6,987	Trophy Club Public Improvement District No. 1
	(INS)	5.00	6/01/2033	7,735
7,170	Tyler Health Facilities Dev. Corp.	5.25	11/01/2019	7,279
7,945	Tyler Health Facilities Dev. Corp.	5.25	11/01/2021	8,039
3,360	Tyler Health Facilities Dev. Corp.	5.25	11/01/2022	3,396
3,800	Tyler Health Facilities Dev. Corp.	5.25	11/01/2023	3,839
8,745	Tyler Health Facilities Dev. Corp. (PRE)	5.25	7/01/2026	8,925

Portfolio of Investments | 18

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.50%	7/01/2027	$11,593
7,875	Univ. of Texas System (PRE)	4.25	8/15/2025	7,909
2,125	Univ. of Texas System	4.25	8/15/2025	2,134
5,970	Williamson County	5.13	2/15/2022	6,002
				485,794
	U.S. Virgin Islands (0.2%)
6,500	Public Finance Auth. (a)	5.00	9/01/2030	7,068
	Utah (0.2%)
18,631	Jordanelle Special Service District (a),(c) (g)	12.00	8/01/2030	8,381
	Vermont (0.3%)
9,000	EDA	5.00	12/15/2020	9,994
2,500	Educational and Health Buildings Financing
	Agency	5.00	12/01/2036	2,776
				12,770
	Virginia (0.9%)
1,750	Albemarle County IDA	5.00	1/01/2024	1,750
2,290	College Building Auth.	5.00	6/01/2021	2,291
11,280	College Building Auth.	5.00	6/01/2026	11,280
2,150	Fairfax County Economic Dev. Auth.	5.00	10/01/2036	2,320
14,924	Farms of New Kent Community Dev. Auth.
	(c),(g)	5.13	3/01/2036	3,729
10,000	Roanoke County EDA	5.00	7/01/2025	10,967
1,000	Small Business Financing Auth.	5.13	9/01/2022	1,020
750	Stafford County EDA	5.00	6/15/2033	822
2,620	Stafford County EDA	5.00	6/15/2034	2,855
1,930	Stafford County EDA	5.00	6/15/2035	2,095
				39,129
	Washington (0.1%)
5,000	Tobacco Settlement Auth.	5.25	6/01/2031	5,417
	Wisconsin (0.6%)
1,500	Health and Educational Facilities Auth. (PRE)	5.00	8/15/2026	1,741
2,000	Health and Educational Facilities Auth.	5.00	7/15/2028	2,200
1,935	Health and Educational Facilities Auth. (PRE)	5.00	8/15/2029	2,246
5,000	Health and Educational Facilities Auth.	5.13	4/15/2031	5,499
1,000	Health and Educational Facilities Auth.	5.00	8/15/2034	1,105
9,830	Health and Educational Facilities Auth.	4.00	11/15/2036	9,868
1,500	Public Finance Auth.	4.05	11/01/2030	1,460
				24,119
	Total Fixed-Rate Instruments (cost: $3,670,363)			3,716,024

PUT BONDS (6.8%)

Arizona (1.1%)

16,000	Health Facilities Auth.	2.57 (h)	2/01/2048	16,271
30,000	Health Facilities Auth.	2.57 (h)	2/01/2048	30,461
				46,732
	Arkansas (0.7%)
29,000	Dev. Finance Auth.	2.27 (h)	9/01/2044	28,784
	California (0.8%)
10,000	Bay Area Toll Auth.	1.62 (h)	4/01/2045	9,937

19 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$17,000	Bay Area Toll Auth.	1.82% (h)	4/01/2045	$17,011
8,500	Health Facilities Financing Auth.	2.00	10/01/2036	7,884
				34,832
	Florida (0.4%)
16,000	Putnam County Dev. Auth. (INS)	5.35	3/15/2042	16,802
	Indiana (0.1%)
4,000	Rockport Pollution Control	1.75	6/01/2025	3,988
	Louisiana (0.4%)
16,750	St. Charles Parish	4.00	12/01/2040	17,576
	Massachusetts (0.1%)
6,000	Dev. Finance Agency (PRE)	5.75	12/01/2042	6,595
	Michigan (0.4%)
15,000	Hospital Finance Auth.	6.00	12/01/2034	15,655
	Mississippi (0.4%)
2,170	Hospital Equipment and Facilities Auth.	1.40	9/01/2018	2,168
14,000	Hospital Equipment and Facilities Auth.	1.40	9/01/2022	13,983
				16,151
	New Jersey (0.4%)
20,000	Transportation Trust Fund Auth.	1.92 (h)	6/15/2034	19,278
	New Mexico (1.0%)
10,000	Farmington	4.75	6/01/2040	10,099
20,000	Farmington	5.20	6/01/2040	21,383
12,000	Farmington Pollution Control	1.88	4/01/2033	11,631
				43,113
	Ohio (0.3%)
30,000	Ohio Water Dev. Auth.	4.00	12/01/2033	12,557
	Pennsylvania (0.4%)
8,800	Beaver County IDA	2.70	4/01/2035	3,689
11,000	Berks County Municipal Auth.	2.22 (h)	11/01/2039	11,085
8,750	Economic Dev. Financing Auth.	2.55	11/01/2041	3,664
				18,438
	Texas (0.3%)
14,935	San Antonio Housing Trust Finance Corp.
	(NBGA)	3.50	4/01/2043	14,970
	Total Put Bonds (cost: $319,671)			295,471

ADJUSTABLE-RATE NOTES (0.4%)

New Jersey (0.4%)

10,000	EDA	2.27	9/01/2027	9,307
10,000	EDA	2.32	3/01/2028	9,222
				18,529
	Total Adjustable-Rate Notes (cost: $20,000)			18,529

Portfolio of Investments | 20

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (6.0%)

Arizona (0.2%)

$9,000	Phoenix IDA (LIQ) (LOC - Barclays Bank plc) (a)	0.91%	6/01/2036	$9,000
	California (0.5%)
2,300	Infrastructure and Economic Dev. Bank (LOC -
	California Bank & Trust)	0.88	10/01/2028	2,300
5,355	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	0.91	12/01/2030	5,355
10,230	Antioch USD (LIQ) (LOC - Deutsche Bank A.G.)
	(a)	0.87	8/01/2047	10,230
4,815	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	1.33	5/01/2040	4,815
				22,700
	District of Columbia (0.5%)
20,560	District (LIQ) (LOC - Deutsche Bank A.G.) (a)	0.99	10/01/2041	20,560
	Florida (0.3%)
12,000	Lee Memorial Health System (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	0.96	4/01/2037	12,000
	Idaho (0.2%)
10,155	Housing and Finance Association (i)	0.91	1/01/2038	10,155
	Illinois (1.1%)
7,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.24	12/01/2039	7,000
10,200	Chicago Park District (INS) (LIQ) (a)	1.02	1/01/2022	10,200
2,990	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.03	4/01/2037	2,990
25,995	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.05	2/01/2039	25,995
				46,185
	Kentucky (0.2%)
10,000	Economic Dev. Finance Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	0.99	1/01/2045	10,000
	Louisiana (1.5%)
30,000	St. James Parish	0.94	11/01/2040	30,000
35,100	St. James Parish	0.95	11/01/2040	35,100
				65,100
	Pennsylvania (0.3%)
11,915	Emmaus General Auth. (INS) (LIQ)	0.74	12/01/2028	11,915
	South Carolina (0.3%)
13,510	Jobs EDA (LIQ) (LOC - Deutsche Bank A.G.) (a)	0.93	11/01/2029	13,510
	South Dakota (0.3%)
13,210	Health and Educational Facilities Auth. (LIQ)
	(LOC - Deutsche Bank A.G.) (a)	0.91	11/01/2040	13,210
	Tennessee (0.3%)
15,000	Chattanooga Health, Educational and Housing
	Facilities Board	1.00	5/01/2039	15,000

21 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Texas (0.3%)
$5,100	Port of Port Arthur Navigation District	0.85%	12/01/2039	$5,100
5,900 Port of Port Arthur Navigation District		0.85	11/01/2040	5,900
				11,000
	Total Variable-Rate Demand Notes (cost: $260,335)			260,335
	Total Investments (cost: $4,270,369)			$4,290,359
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	3,703,914	$12,110	$3,716,024
Put Bonds		—	295,471	—	295,471
Adjustable-Rate Notes		—	18,529	—	18,529
Variable-Rate Demand Notes		—	260,335	—	260,335
Total	$	— $	4,278,249	$12,110	$4,290,359

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Fixed-Rate Instruments
Balance as of March 31, 2016	$12,117
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(7)

Balance as of December 31, 2016	$12,110

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate- Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

23 | USAA Tax Exempt Intermediate-Term Fund

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals and other relevant information related to the securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 24

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were $131,051,000 and $111,061,000, respectively, resulting in net unrealized appreciation of $19,990,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,328,687,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

25 | USAA Tax Exempt Intermediate-Term Fund

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at December 31, 2016, was $13,005,000, which represented 0.3% of the Fund's net assets.

(d) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e) At December 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f) At December 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $4,598,000, of which all were when-issued securities.

(g) At December 31, 2016, the issuer was in default with respect to portions of interest and/or principal payments.

(h) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2016.

(i) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA TAX EXEMPT LONG-TERM FUND

DECEMBER 31, 2016

(Form N-Q)

48460 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

1 | USAA Tax Exempt Long-Term Fund

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build
America Mutual Assurance Co., CIFG Assurance N.A., Federal Guaranty Insurance
Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America
Corp., Deutsche Bank A.G., Dexia Credit Local, or JP Morgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas Permanent
School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund

December 31, 2016 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (94.7%)

Alabama (1.2%)

$4,245	Chatom IDB (INS)	5.00%	8/01/2037	$4,593
11,500	Lower Alabama Gas District	5.00	9/01/2046	12,718
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,862
7,000	Port Auth.	6.00	10/01/2035	7,963
2,000	Selma IDB	5.80	5/01/2034	2,222
				29,358
	Arizona (2.8%)
5,000	Apache County IDA	4.50	3/01/2030	5,251
5,000	Goodyear	5.63	7/01/2039	5,581
6,000	Health Facilities Auth.	5.00	2/01/2042	6,268
7,000	Maricopa County	5.00	6/01/2035	7,550
1,600	Maricopa County IDA	5.00	7/01/2047	1,656
1,000	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2029	1,220
1,500	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2030	1,841
1,200	Phoenix IDA	5.00	7/01/2041	1,248
6,000	Phoenix IDA (a)	5.00	7/01/2044	6,231
3,000	Pima County IDA	4.00	9/01/2029	3,111
2,685	Pima County IDA	4.50	6/01/2030	2,826
3,000	Pima County IDA	5.25	10/01/2040	3,239
10,000	Pinal County Electrical District	4.00	7/01/2041	10,102
2,000	Yavapai County IDA (PRE)	5.63	8/01/2033	2,133
7,500	Yavapai County IDA (PRE)	5.63	8/01/2037	7,997
				66,254
	Arkansas (0.1%)
1,000	Dev. Finance Auth. (INS)	4.97 (b)	7/01/2028	708
1,165	Dev. Finance Auth. (INS)	4.98 (b)	7/01/2029	794
1,150	Dev. Finance Auth. (INS)	4.99 (b)	7/01/2030	755
2,500	Dev. Finance Auth. (INS)	5.03 (b)	7/01/2036	1,112
				3,369
	California (10.0%)
1,000	Cerritos CCD	5.63 (b)	8/01/2031	576
2,500	Cerritos CCD	5.67 (b)	8/01/2032	1,376
2,175	Cerritos CCD	5.71 (b)	8/01/2033	1,144
1,000	Cerritos CCD	5.76 (b)	8/01/2034	502
1,500	Cerritos CCD	5.82 (b)	8/01/2035	707
2,200	Cerritos CCD	5.88 (b)	8/01/2036	990
8,500	Coachella Valley USD (INS)	5.95 (b)	8/01/2041	2,874
6,700	Corona-Norco USD (INS) (PRE)	5.50	8/01/2039	7,395
3,000	El Camino CCD	5.08 (b)	8/01/2034	1,553
3,000	El Camino CCD	5.24 (b)	8/01/2038	1,314
10,000	El Monte Union High School District (INS)	5.75 (b)	6/01/2042	3,299
2,500	Escondido Union High School District (INS)	5.00	6/01/2037	2,697
2,410	Golden State Tobacco Securitization (INS)	4.55	6/01/2022	2,503
5,000	Golden State Tobacco Securitization (INS)	4.60	6/01/2023	5,195

3 | USAA Tax Exempt Long-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)
$2,000	Golden State Tobacco Securitization		5.00%	6/01/2030	$2,246
5,000	Indio Redevelopment Agency		5.25	8/15/2035	5,246
17,025	Inland Empire Tobacco Securitization Auth.		5.75	6/01/2026	17,716
2,000	Jurupa Public Finance Auth. (INS)		5.00	9/01/2033	2,167
1,200	Los Alamitos USD, 5.95%, 8/01/2024		5.95 (c)	8/01/2034	1,025
4,500	Los Alamitos USD, 6.05%, 8/01/2024		6.05 (c)	8/01/2042	3,769
3,000	Monterey Peninsula USD (INS) (PRE)		5.50	8/01/2034	3,492
15,000	Palomar Pomerado Health (INS) (PRE)		5.13	8/01/2037	15,373
1,860	Paramount USD		6.82 (b)	8/01/2034	895
2,000	Paramount USD		6.86 (b)	8/01/2035	919
2,750	Paramount USD		6.88 (b)	8/01/2036	1,193
2,750	Paramount USD		6.90 (b)	8/01/2037	1,136
5,000	Pollution Control Financing Auth. (a)		5.00	7/01/2037	5,015
6,000	Pollution Control Financing Auth.		5.00	11/21/2045	6,004
2,500	Public Works Board		5.00	12/01/2029	2,835
2,000	Public Works Board (PRE)		5.00	10/01/2030	2,294
2,950	Public Works Board		5.00	6/01/2031	3,331
1,110	Public Works Board (PRE)		5.00	10/01/2031	1,273
2,000	Public Works Board		5.00	12/01/2031	2,264
3,500	Public Works Board		5.00	10/01/2039	3,927
2,560	Sacramento City Schools Joint Powers
		Financing Auth. (INS)	5.00	3/01/2036	2,829
2,000	Sacramento City Schools Joint Powers
		Financing Auth. (INS)	5.00	3/01/2040	2,201
2,500	San Diego Public Facilities Financing Auth.		5.00	10/15/2044	2,768
3,000	San Marcos Schools Financing Auth. (INS)		5.00	8/15/2040	3,254
13,605	San Ysidro School District (INS)		5.58 (b)	8/01/2036	5,834
14,285	San Ysidro School District (INS)		5.64 (b)	8/01/2037	5,680
15,000	Santa Ana USD (INS)		5.45 (b)	4/01/2029	9,390
5,000	Southern California Public Power Auth.		5.00	7/01/2040	5,433
24,700	State		4.50	8/01/2030	24,759
5,000	State		5.75	4/01/2031	5,461
3,695	State	(PRE)	5.00	11/01/2032	3,820
2,305	State		5.00	11/01/2032	2,365
5,000	State	(PRE)	5.00	12/01/2032	5,186
8,000	State		5.25	4/01/2035	9,035
6,750	State		5.00	2/01/2038	7,535
8,000	State		4.00	9/01/2046	8,193
8,885	Stockton USD (INS)		7.33 (b)	8/01/2034	4,246
2,500	Victor Elementary School District (INS) (PRE)		5.13	8/01/2034	2,737
5,180	Washington Township Health Care Dist.		5.25	7/01/2030	5,561
5,000	Washington Township Health Care Dist.		5.50	7/01/2038	5,351
					235,883
	Colorado (2.1%)
15,765	Denver Health and Hospital Auth.		4.75	12/01/2034	15,789
2,000	E-470 Public Highway Auth.		5.38	9/01/2026	2,176
10,000	E-470 Public Highway Auth. (INS)		5.06 (b)	9/01/2035	4,165
2,500	Educational and Cultural Facilities Auth.		5.25	4/01/2043	2,769
1,310	Health Facilities Auth.		5.00	6/01/2029	1,313
865	Health Facilities Auth.		5.25	6/01/2031	867
2,000	Health Facilities Auth.		5.00	6/01/2035	2,003
720	Health Facilities Auth.		5.25	6/01/2036	721
5,000	Health Facilities Auth.		5.00	12/01/2042	5,059
6,000	Health Facilities Auth.		5.00	6/01/2045	6,094
1,000	Park Creek Metropolitan District		5.00	12/01/2045	1,065
5,000	Regional Transportation District		5.00	6/01/2044	5,464
2,000	Vista Ridge Metropolitan District (INS)		5.00	12/01/2036	2,003
					49,488
	Connecticut (0.2%)
2,000	Health and Educational Facilities Auth.		5.00	7/01/2035	2,161

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$51,295	Mashantucket (Western) Pequot Tribe (d),(e)	6.05%	7/01/2031	$2,024
				4,185
	Delaware (0.2%)
4,000	EDA	5.40	2/01/2031	4,383
	District of Columbia (2.2%)
1,305	District of Columbia	5.00	7/01/2036	1,408
1,500	District of Columbia	5.00	7/01/2042	1,611
1,700	District of Columbia	6.00	7/01/2043	1,952
1,450	District of Columbia	6.00	7/01/2048	1,660
7,500	Metropolitan Washington Airports Auth.	5.13	10/01/2034	7,919
5,000	Metropolitan Washington Airports Auth.	5.00	10/01/2039	5,458
10,000	Metropolitan Washington Airports Auth.	5.63	10/01/2039	10,618
10,000	Metropolitan Washington Airports Auth.	5.00	10/01/2053	10,415
10,000	Washington Convention & Sports Auth.	5.00	10/01/2040	10,826
				51,867
	Florida (9.8%)
7,000	Atlantic Beach Health Care Facilities Auth.	5.63	11/15/2043	7,642
2,000	Brevard County Health Facilities Auth. (PRE)	7.00	4/01/2039	2,250
20,000	Brevard County School Board (INS) (PRE)	5.00	7/01/2032	20,415
1,500	Broward County (PRE)	5.25	10/01/2034	1,604
350	Broward County School Board (INS) (PRE)	5.25	7/01/2027	383
10,000	Broward County School Board (INS) (PRE)	5.00	7/01/2032	10,210
2,000	Clearwater	5.25	12/01/2039	2,159
5,675	Department of Children and Family Services	5.00	10/01/2025	5,693
1,500	Escambia County	6.25	11/01/2033	1,669
1,000	Escambia County Housing Finance Auth. (INS)
	(PRE)	5.75	6/01/2031	1,103
3,950	Gainesville	5.25	10/01/2034	4,371
3,000	Halifax Hospital Medical Center	5.00	6/01/2046	3,230
1,000	Hialeah Gardens Health Care Facilities Auth.
	(LOC - SunTrust Bank) (PRE)	5.00	8/15/2037	1,025
600	Higher Educational Facility Auth.	5.00	4/01/2032	651
1,500	Higher Educational Facility Auth.	5.25	4/01/2042	1,629
2,270	Jacksonville	5.00	10/01/2029	2,521
500	Lakeland Educational Facility	5.00	9/01/2037	540
1,000	Lakeland Educational Facility	5.00	9/01/2042	1,078
4,000	Lee County IDA	5.75	10/01/2042	4,186
5,000	Lee County IDA	5.50	10/01/2047	5,155
1,500	Miami (INS)	5.00	10/01/2034	1,597
13,125	Miami (INS)	5.25	7/01/2035	14,109
4,000	Miami (INS)	5.25	7/01/2039	4,300
2,000	Miami Beach	5.00	9/01/2040	2,162
525	Miami-Dade County (PRE)	5.00	10/01/2029	589
6,350	Miami-Dade County	5.00	10/01/2029	7,009
3,950	Miami-Dade County	5.00	10/01/2034	4,319
23,205	Miami-Dade County	5.38	10/01/2035	25,569
5,000	Miami-Dade County	5.00	7/01/2039	5,543
5,000	Miami-Dade County	5.00	7/01/2040	5,430
1,750	Miami-Dade County	5.00	10/01/2043	1,892
5,000	Miami-Dade County School Board (INS) (PRE)	5.25	2/01/2027	5,403
5,000	Miami-Dade County School Board (INS) (PRE)	5.00	5/01/2033	5,255
2,500	Municipal Loan Council (INS)	5.25	10/01/2033	2,786
3,000	Orange County Health Facilities Auth. (PRE)	5.25	10/01/2035	3,206
1,500	Orange County Health Facilities Auth.	4.00	10/01/2045	1,482
5,000	Orange County School Board (INS) (PRE)	5.00	8/01/2032	5,118
10,000	Orange County School Board (INS) (PRE)	5.50	8/01/2034	11,032
4,745	Orlando-Orange County Expressway Auth.
	(PRE)	5.00	7/01/2035	5,274
1,255	Orlando-Orange County Expressway Auth.	5.00	7/01/2035	1,356

5 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Orlando-Orange County Expressway Auth.
	(PRE)	5.00%	7/01/2035	$2,223
5,000	Palm Beach County Health Facilities Auth.	5.00	5/15/2041	5,271
155	Palm Beach County Solid Waste Auth. (PRE)	5.00	10/01/2031	177
9,845	Palm Beach County Solid Waste Auth.	5.00	10/01/2031	10,980
1,000	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	1,082
1,000	Pinellas County Educational Facilities Auth.	5.25	10/01/2030	1,086
3,650	Pinellas County Educational Facilities Auth. (f)	6.00	10/01/2041	4,077
1,000	Sarasota County Public Hospital District	5.63	7/01/2039	1,073
3,000	St. Petersburg Health Facilities Auth. (PRE)	6.50	11/15/2039	3,412
2,200	Tampa Housing Auth.	4.85	7/01/2036	2,203
3,050	Tampa-Hillsborough County Expressway Auth.	5.00	7/01/2042	3,339
2,350	Volusia County Educational Facilities Auth.
	(INS)	5.00	10/15/2029	2,591
2,000	Volusia County Educational Facilities Auth.	5.00	10/15/2045	2,128
				230,587
	Georgia (1.6%)
3,500	Atlanta Airport	5.00	1/01/2035	3,763
10,000	Burke County Dev. Auth.	7.00	1/01/2023	10,525
4,000	Dahlonega Downtown Dev. Auth. (INS)	5.00	7/01/2040	4,322
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.63	8/01/2034	3,849
400	Glynn-Brunswick Memorial Hospital Auth.	5.63	8/01/2034	420
1,600	Private Colleges & Universities Auth.	5.00	10/01/2032	1,714
10,000	Savannah EDA	6.15	3/01/2017	10,059
1,000	Thomasville Hospital Auth.	5.25	11/01/2035	1,095
1,250	Thomasville Hospital Auth.	5.38	11/01/2040	1,372
				37,119
	Hawaii (0.3%)
6,000	Department of Budget and Finance	6.50	7/01/2039	6,517
	Idaho (0.1%)
1,500	Health Facilities Auth. (INS)	5.00	7/01/2035	1,615
	Illinois (12.9%)
520	Chicago (INS)	5.25	1/01/2029	522
4,006	Chicago	6.75	12/01/2032	4,006
3,000	Chicago	5.00	1/01/2039	3,185
4,000	Chicago	5.00	1/01/2044	4,232
3,000	Chicago	5.00	11/01/2044	3,210
3,000	Chicago Park District	5.00	1/01/2040	3,213
6,000	Chicago-Midway Airport	5.00	1/01/2046	6,578
5,000	Chicago-O'Hare International Airport	5.75	1/01/2039	5,605
5,000	Chicago-O'Hare International Airport	5.75	1/01/2043	5,630
2,000	Finance Auth.	5.00	4/01/2026	2,000
5,000	Finance Auth.	5.50	8/15/2028	5,298
2,500	Finance Auth. (INS) (PRE)	5.75	11/01/2028	2,704
14,000	Finance Auth.	3.90	3/01/2030	14,389
5,000	Finance Auth. (PRE)	7.25	11/01/2030	5,537
4,500	Finance Auth.	5.00	4/01/2031	4,400
7,065	Finance Auth.	5.50	4/01/2032	7,007
8,000	Finance Auth. (PRE)	6.00	10/01/2032	9,393
6,000	Finance Auth.	4.00	2/01/2033	6,167
5,000	Finance Auth. (PRE)	5.75	10/01/2035	5,391
7,000	Finance Auth.	5.00	4/01/2036	6,659
2,000	Finance Auth.	4.00	3/01/2038	2,001
5,000	Finance Auth.	4.00	7/01/2038	4,887
20,000	Finance Auth.	5.38	8/15/2039	20,968
1,205	Finance Auth.	5.25	10/01/2039	1,251
12,395	Finance Auth.	4.00	10/01/2040	12,338

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$11,000	Finance Auth.	4.00%	2/15/2041	$9,183
5,000	Finance Auth.	6.00	7/01/2043	5,709
2,000	Finance Auth.	5.00	8/15/2044	2,103
4,500	Finance Auth.	4.00	12/01/2046	4,160
990	Housing Dev. Auth.	4.85	1/01/2037	993
935	Metropolitan Pier and Expositon Auth. (INS)
	(PRE)	5.50	6/15/2020	964
4,065	Metropolitan Pier and Expositon Auth. (INS)	5.50	6/15/2020	4,184
770	Metropolitan Pier and Expositon Auth. (INS)
	(PRE)	5.55	6/15/2021	794
1,730	Metropolitan Pier and Expositon Auth. (INS)	5.55	6/15/2021	1,781
9,000	Municipal Power Agency	4.00	12/01/2041	8,888
10,000	Railsplitter Tobacco Settlement Auth.	5.50	6/01/2023	11,261
23,980	Regional Transportation Auth. (INS)	5.75	6/01/2020	27,086
37,550	Regional Transportation Auth. (INS)	6.50	7/01/2030	49,345
10,000	Rosemont (INS) (g)	5.00	12/01/2046	10,526
3,000	Springfield (INS)	5.00	3/01/2040	3,297
2,000	Springfield Metro Sanitary District	5.75	1/01/2053	2,272
8,000	State (INS)	5.00	4/01/2029	8,379
1,000	State (INS)	4.00	2/01/2031	989
1,000	State (INS)	4.00	2/01/2032	988
1,000	Univ. of Illinois	5.13	4/01/2036	1,080
1,467	Village of Montgomery Kane and Kendall
	Counties (INS)	4.70	3/01/2030	1,468
1,487	Village of Round Lake (INS)	4.70	3/01/2033	1,494
				303,515
	Indiana (2.1%)
5,540	Evansville Redevelopment Auth. (INS)	4.00	2/01/2038	5,600
3,605	Evansville Redevelopment Auth. (INS)	4.00	2/01/2039	3,635
3,440	Finance Auth.	5.00	10/01/2033	3,494
5,000	Finance Auth.	5.00	6/01/2039	4,952
1,495	Finance Auth.	5.00	2/01/2040	1,591
4,000	Finance Auth.	5.00	10/01/2044	4,273
5,000	Finance Auth.	5.50	4/01/2046	5,232
6,000	Indianapolis (INS)	5.50	1/01/2038	6,441
7,000	Richmond Hospital Auth.	5.00	1/01/2039	7,535
7,500	Rockport (INS)	4.63	6/01/2025	7,585
				50,338
	Iowa (0.7%)
5,000	Finance Auth. (INS)	4.75	12/01/2031	5,011
5,000	Finance Auth. (INS)	5.00	12/01/2039	5,011
6,235	Finance Auth.	5.00	5/15/2041	6,573
				16,595
	Kansas (0.2%)
2,500	Coffeyville (INS) (a)	5.00	6/01/2042	2,593
2,000	Wyandotte County/Kansas City	5.00	9/01/2045	2,216
				4,809
	Kentucky (0.8%)
1,000	Ashland Medical Center	5.00	2/01/2040	1,045
1,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2033	1,047
4,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2038	4,181
5,500	Economic Dev. Finance Auth.	5.00	5/15/2046	4,979
1,100	Municipal Power Agency (INS) (PRE)	5.00	9/01/2037	1,130
3,900	Municipal Power Agency (INS) (PRE)	5.00	9/01/2037	4,005
2,000	Owen County	6.25	6/01/2039	2,161
				18,548

7 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Louisiana (3.0%)
$2,500	Lafayette Public Trust Financing Auth. (INS)	5.50%	10/01/2035	$2,748
3,750	Local Government Environmental Facilities and
	Community Dev. Auth.	6.50	8/01/2029	4,211
8,210	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	4.00	10/01/2046	8,000
25,000	Parish of St. John the Baptist	5.13	6/01/2037	25,004
1,250	Public Facilities Auth.	4.00	5/15/2041	1,221
6,000	Public Facilities Auth.	5.00	11/01/2045	6,346
5,000	Public Facilities Auth. (INS)	5.25	6/01/2051	5,476
9,000	Public Facilities Auth.	4.00	1/01/2056	8,807
1,100	Shreveport (INS)	4.00	12/01/2037	1,099
1,000	Shreveport	5.00	12/01/2040	1,076
5,500	Shreveport	5.00	12/01/2041	6,055
1,500	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,620
				71,663
	Maine (0.3%)
9,000	Health and Higher Education Facilities Auth.	4.00	7/01/2046	7,768
	Maryland (0.6%)
2,500	EDC	6.20	9/01/2022	2,742
5,000	Health and Higher Educational Facilities Auth.
	(PRE)	5.75	1/01/2033	5,230
6,000	Health and Higher Educational Facilities Auth.
	(PRE)	5.75	1/01/2038	6,276
				14,248
	Massachusetts (1.4%)
1,000	Dev. Finance Agency	4.00	7/01/2038	942
1,000	Dev. Finance Agency	5.00	4/15/2040	1,041
3,000	Dev. Finance Agency	5.00	7/01/2044	3,135
4,000	Dev. Finance Agency	5.50	7/01/2044	4,250
1,000	Dev. Finance Agency	5.00	7/01/2046	1,059
3,370	Dev. Finance Agency	4.00	10/01/2046	3,121
10,000	Health and Educational Facilities Auth.	6.25	7/01/2030	10,962
3,500	Health and Educational Facilities Auth.	5.00	7/15/2032	3,544
500	Health and Educational Facilities Auth.	5.00	7/15/2037	506
5,000	School Building Auth. (INS) (PRE)	4.75	8/15/2032	5,120
				33,680
	Michigan (0.8%)
2,000	Genesee County Water Supply System (INS)	4.00	2/01/2041	1,997
2,900	Genesee County Water Supply System (INS)	5.00	2/01/2046	3,191
4,500	Lansing Board of Water & Light	5.00	7/01/2037	4,955
4,000	Livonia Public Schools School District (INS)	5.00	5/01/2045	4,400
3,000	Strategic Fund	5.63	7/01/2020	3,349
				17,892
	Minnesota (0.4%)
4,000	Chippewa County	5.50	3/01/2037	4,031
2,500	Higher Education Facilities Auth.	5.00	10/01/2039	2,674
3,000	St. Louis Park (PRE)	5.75	7/01/2030	3,204
				9,909
	Mississippi (0.2%)
1,000	Hospital Equipment and Facilities Auth.	5.25	12/01/2026	1,002

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,000	Warren County	5.38%	12/01/2035	$3,309
				4,311
	Missouri (2.4%)
2,745	Cape Girardeau County Health Care Facilities
	IDA	6.00	3/01/2033	2,833
20,000	Cape Girardeau County IDA	5.00	6/01/2036	19,779
1,000	Cape Girardeau County IDA (PRE)	5.75	6/01/2039	1,103
17,775	Dev. Finance Board	4.00	6/01/2046	17,472
6,000	Health and Educational Facilities Auth. (PRE)	5.50	11/15/2033	6,477
1,500	Health and Educational Facilities Auth.	5.50	11/15/2033	1,590
5,000	St. Louis County IDA	5.88	9/01/2043	5,584
2,110	Stoddard County IDA	6.00	3/01/2037	2,149
				56,987
	Montana (0.4%)
4,000	Forsyth	3.90	3/01/2031	4,096
5,000	Forsyth	5.00	5/01/2033	5,438
				9,534
	Nebraska (0.3%)
975	Douglas County Hospital Auth. (PRE)	6.13	8/15/2031	1,006
1,275	Douglas County Hospital Auth.	6.13	8/15/2031	1,308
3,400	Douglas County Hospital Auth.	5.00	11/01/2048	3,639
				5,953
	Nevada (1.6%)
4,000	Clark County (INS)	5.00	7/01/2026	4,310
11,000	Clark County	5.13	7/01/2034	11,811
5,000	Clark County (INS)	5.25	7/01/2039	5,391
4,400	Las Vegas Convention and Visitors Auth.	4.00	7/01/2041	4,421
12,140	Las Vegas Convention and Visitors Auth.	4.00	7/01/2046	12,178
				38,111
	New Jersey (2.7%)
6,000	EDA	5.00	9/01/2024	6,196
2,000	EDA	5.00	6/15/2028	2,119
10,000	EDA	5.00	6/15/2040	10,012
3,000	EDA	5.25	6/15/2040	3,053
4,000	EDA	5.00	6/15/2041	4,003
5,000	Educational Facilities Auth.	5.00	9/01/2036	5,019
11,435	Health Care Facilities Financing Auth.	5.00	7/01/2029	11,436
15,000	Health Care Facilities Financing Auth. (PRE)	5.63	7/01/2032	17,478
1,250	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2046	1,341
2,000	Transportation Trust Fund Auth.	5.25	6/15/2041	2,037
				62,694
	New Mexico (0.2%)
5,000	Farmington	5.90	6/01/2040	5,458
	New York (2.7%)
2,040	Buffalo and Erie County Industrial Land Dev.
	Corp.	5.38	10/01/2041	2,251
1,495	Dormitory Auth. (PRE)	5.25	7/01/2024	1,527
2,250	Dormitory Auth.	5.25	7/01/2029	2,400
16,130	Liberty Dev. Corp.	5.25	10/01/2035	19,366
5,000	MTA	3.55 (b)	11/15/2032	2,917
60	New York City	5.88	8/01/2019	60
2,970	New York City (PRE)	5.13	12/01/2028	3,082

9 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,030	New York City	5.13%	12/01/2028	$2,103
220	New York City Municipal Water Finance Auth.
	(PRE)	5.00	6/15/2037	232
1,280	New York City Municipal Water Finance Auth.	5.00	6/15/2037	1,338
7,500	New York City Transitional Finance Auth.	5.00	1/15/2034	7,753
2,000	New York Thruway Auth.	5.00	1/01/2051	2,206
5,000	Triborough Bridge and Tunnel Auth.	3.62 (b)	11/15/2031	2,975
10,000	Triborough Bridge and Tunnel Auth.	5.00	11/15/2031	10,566
3,000	Triborough Bridge and Tunnel Auth.	3.66 (b)	11/15/2032	1,709
2,500	Triborough Bridge and Tunnel Auth.	3.70 (b)	11/15/2032	1,467
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,184
				64,136
	North Carolina (1.1%)
10,000	Capital Facilities Finance Agency	4.63	11/01/2040	10,649
3,750	Charlotte-Mecklenburg Hospital Auth.	5.25	1/15/2034	3,996
5,000	Columbus County Industrial Facilities & Pollution
	Control Financing Auth.	6.25	11/01/2033	5,564
5,250	Medical Care Commission	5.00	7/01/2033	5,382
				25,591
	North Dakota (0.3%)
4,685	Fargo	6.25	11/01/2031	5,476
2,500	McLean County	4.88	7/01/2026	2,648
				8,124
	Ohio (1.4%)
6,000	Air Quality Dev. Auth.	5.70	8/01/2020	2,511
10,000	Buckeye Tobacco Settlement Financing Auth.	5.88	6/01/2030	8,726
10,000	Buckeye Tobacco Settlement Financing Auth.	5.75	6/01/2034	8,682
1,000	Cleveland (INS)	5.00	1/01/2031	1,097
2,500	Hamilton County Healthcare	5.00	1/01/2051	2,502
4,640	Higher Education Facility Commission (INS)	5.00	5/01/2036	4,649
1,680	Lake County (PRE)	5.63	8/15/2029	1,800
320	Lake County	5.63	8/15/2029	339
2,000	Turnpike Commission	5.25	2/15/2033	2,277
				32,583
	Oklahoma (0.6%)
4,200	Comanche County Hospital Auth.	5.00	7/01/2032	4,306
10,000	Municipal Power Auth.	4.00	1/01/2047	10,151
				14,457
	Oregon (0.2%)
2,000	Deschutes County Hospital Facility	4.00	1/01/2046	1,956
1,125	Keizer	5.20	6/01/2031	1,170
1,180	Yamhill County Hospital Auth.	5.00	11/15/2051	1,133
				4,259
	Pennsylvania (2.4%)
750	Allegheny County Higher Education Building
	Auth. (PRE)	5.50	3/01/2031	862
460	Allegheny County IDA	5.13	9/01/2031	460
4,000	Allegheny County Sanitary Auth. (INS)	5.00	6/01/2040	4,363
7,000	Economic Dev. Financing Auth.	4.00	10/01/2023	7,434
480	Erie Parking Auth. (INS) (PRE)	5.13	9/01/2032	538
1,390	Erie Parking Auth. (INS)	5.13	9/01/2032	1,490
595	Erie Parking Auth. (INS) (PRE)	5.20	9/01/2035	669
1,700	Erie Parking Auth. (INS)	5.20	9/01/2035	1,823
1,970	Higher Educational Facilities Auth.	5.25	7/15/2033	2,174

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,750	Higher Educational Facilities Auth.	5.50%	7/15/2038	$3,033
4,000	Northampton County General Purpose Auth.	4.00	8/15/2040	3,887
1,000	Philadelphia School District	5.00	9/01/2037	1,062
2,000	Philadelphia School District	5.00	9/01/2038	2,119
1,250	Turnpike Commission, 5.00%, 12/01/2018	5.00 (c)	12/01/2033	1,267
8,000	Turnpike Commission	5.00	6/01/2039	8,668
10,000	Turnpike Commission	5.25	12/01/2044	11,077
3,000	Turnpike Commission	5.00	12/01/2046	3,242
3,200	Washington County IDA	5.00	11/01/2036	3,441
				57,609
	Puerto Rico (0.1%)
2,000	Industrial, Tourist, Educational, Medical,
	Environmental Control Facilities Financing
	Auth.	5.38	4/01/2042	1,734
	Rhode Island (0.9%)
5,700	EDC (INS)	5.00	7/01/2031	5,708
12,185	EDC (INS)	5.00	7/01/2036	12,199
2,000	Health and Educational Building Corp. (PRE)	6.00	9/01/2033	2,455
245	Housing and Mortgage Finance Corp.	6.85	10/01/2024	246
				20,608
	South Carolina (0.4%)
2,250	Greenwood County	5.38	10/01/2039	2,409
7,000	Public Service Auth.	5.25	12/01/2055	7,701
				10,110
	South Dakota (0.5%)
500	Educational Enhancement Funding Corp.	5.00	6/01/2027	550
2,500	Health and Educational Facilities Auth.	5.25	11/01/2029	2,694
3,000	Health and Educational Facilities Auth.	5.25	7/01/2038	3,112
4,000	Health and Educational Facilities Auth.	5.00	7/01/2042	4,320
				10,676
	Tennessee (0.7%)
3,095	Jackson (PRE)	5.50	4/01/2033	3,263
1,145	Jackson	5.50	4/01/2033	1,196
2,000	Johnson City Health and Educational Facilities
	Board	5.00	8/15/2042	2,112
4,155	Knox County Health, Educational and Housing
	Facilities Board	5.02 (b)	1/01/2036	1,620
4,000	Knox County Health, Educational and Housing
	Facilities Board	5.03 (b)	1/01/2037	1,481
1,500	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	10/01/2045	1,610
4,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2046	4,320
				15,602
	Texas (18.6%)
3,000	Arlington Higher Education Finance Corp.
	(NBGA)	5.00	2/15/2046	3,359
15,075	Bell County Health Facilities Dev. Corp. (ETM)	6.50	7/01/2019	16,193
280	Bexar County Health Facilities Dev. Corp.
	(PRE)	5.00	7/01/2033	286
1,240	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2033	1,249

11 | USAA Tax Exempt Long-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)
$330	Bexar County Health Facilities Dev. Corp.
	(PRE)		5.00%	7/01/2037	$337
1,465	Bexar County Health Facilities Dev. Corp.		5.00	7/01/2037	1,474
8,450	Bexar County Health Facilities Dev. Corp.		4.00	7/15/2045	7,465
6,000	Central Texas Regional Mobility Auth. (PRE)(f)		5.75	1/01/2031	6,871
5,000	Central Texas Regional Mobility Auth.		4.00	1/01/2041	4,850
2,500	Central Texas Regional Mobility Auth.		5.00	1/01/2042	2,642
3,500	Central Texas Regional Mobility Auth.		5.00	1/01/2045	3,737
1,000	Clifton Higher Education Finance Corp.		6.00	8/15/2033	1,137
4,250	Clifton Higher Education Finance Corp. (NBGA)		5.00	8/15/2039	4,791
2,750	Clifton Higher Education Finance Corp.		6.00	8/15/2043	3,119
6,000	Corpus Christi Utility System		4.00	7/15/2039	6,043
4,825	Cypress Fairbanks ISD (NBGA) (PRE)		5.00	2/15/2035	4,850
175	Cypress Fairbanks ISD (NBGA)		5.00	2/15/2035	176
4,000	Dallas/Fort Worth International Airport		5.00	11/01/2034	4,385
9,000	Fort Worth		6.00	3/01/2029	9,864
8,085	Fort Worth (PRE)		6.25	3/01/2033	8,926
3,710	Guadalupe-Blanco River Auth. (INS)		5.00	5/15/2039	3,756
1,275	Harris County		4.75	10/01/2031	1,278
4,000	Harris County Cultural Education Facilities
	Finance Corp.		5.25	10/01/2029	4,367
6,100	Harris County Cultural Education Facilities
	Finance Corp.		5.00	6/01/2038	6,439
1,500	Harris County Health Facilities Dev. Corp.
	(PRE)		7.25	12/01/2035	1,667
15,000	Harris County Hospital District		4.00	2/15/2042	15,022
7,000	Harris County IDC		5.00	2/01/2023	7,549
1,000	Hopkins County Hospital District		5.75	2/15/2028	1,033
3,715	Houston		5.00	9/01/2040	4,079
12,500	Houston Airport System		5.50	7/01/2034	13,209
10,000	Houston Higher Education Finance Corp.		5.00	9/01/2042	10,776
22,000	Houston ISD (NBGA) (PRE)		5.00	2/15/2033	22,116
2,390	Irving		5.00	8/15/2043	2,467
7,250	Judson ISD (NBGA)		4.50	2/01/2035	7,273
14,750	Judson ISD (NBGA) (PRE)		4.50	2/01/2035	14,797
6,000	Karnes County Hospital District		5.00	2/01/2044	6,187
1,900	Kerrville Health Facilities Dev. Corp.		5.00	8/15/2035	2,030
3,000	Laredo CCD (INS)		5.25	8/01/2035	3,302
1,000	Laredo Waterworks and Sewer System		4.00	3/01/2041	1,012
5,300	Matagorda County		6.30	11/01/2029	5,822
9,615	Matagorda County		4.00	6/01/2030	9,951
6,000	Matagorda County		4.00	6/01/2030	6,210
610	Midlothian Dev. Auth.		5.13	11/15/2026	611
6,000	New Hope Cultural Education Facilities Finance
	Corp.		5.00	7/01/2047	6,178
1,250	New Hope Cultural Education Facilities Finance
	Corp.		5.00	4/01/2048	1,287
5,000	North Fort Bend Water Auth.		5.00	12/15/2036	5,450
2,630	North Texas Tollway Auth. (PRE)		5.63	1/01/2028	2,749
370	North Texas Tollway Auth.		5.63	1/01/2028	383
2,280	North Texas Tollway Auth. (PRE)		5.63	1/01/2033	2,383
10,385	North Texas Tollway Auth. (PRE)		5.63	1/01/2033	10,853
2,105	North Texas Tollway Auth. (PRE)		5.63	1/01/2033	2,200
2,770	North Texas Tollway Auth. (PRE)		5.63	1/01/2033	2,895
615	North Texas Tollway Auth.		5.63	1/01/2033	637
1,845	North Texas Tollway Auth.		5.63	1/01/2033	1,911
15,000	North Texas Tollway Auth. (PRE)		5.75	1/01/2033	15,695
3,000	North Texas Tollway Auth.		7.55 (b)	9/01/2037	1,186
6,245	North Texas Tollway Auth. (PRE)		5.75	1/01/2040	6,534
4,720	North Texas Tollway Auth. (PRE)		5.75	1/01/2040	4,939
1,535	North Texas Tollway Auth.		5.75	1/01/2040	1,592
5,000	North Texas Tollway Auth.		5.00	1/01/2045	5,556
2,000	Red River Education Finance Corp.		4.00	6/01/2041	1,884
4,950	San Leanna	Education Facilities Corp. (PRE)	4.75	6/01/2032	5,029
1,075	San Leanna	Education Facilities Corp.	4.75	6/01/2032	1,081

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$820	San Leanna Education Facilities Corp. (PRE)	5.13%	6/01/2026	$834
180	San Leanna Education Facilities Corp.	5.13	6/01/2026	182
1,490	San Leanna Education Facilities Corp. (PRE)	5.13	6/01/2027	1,516
325	San Leanna Education Facilities Corp.	5.13	6/01/2027	328
2,395	San Leanna Education Facilities Corp. (PRE)	5.13	6/01/2036	2,437
1,080	State (PRE)	4.50	4/01/2033	1,090
3,740	State	4.50	4/01/2033	3,768
180	State (PRE)	4.50	4/01/2033	182
6,315	Tarrant County Cultural Education Facilities
	Finance Corp.	5.63	11/15/2027	6,401
3,600	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2036	3,672
14,895	Tarrant County Cultural Education Facilities
	Finance Corp. (PRE)	5.13	5/15/2037	15,129
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.75	11/15/2037	4,037
4,500	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2045	4,538
7,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	7,220
3,850	Transportation Commission	5.00	8/15/2041	4,223
6,500	Transportation Commission	5.00	8/15/2042	6,923
18,530	Turnpike Auth. (INS)	5.25 (b)	8/15/2030	11,333
22,000	Tyler Health Facilities Dev. Corp.	5.25	11/01/2032	22,007
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.00	7/01/2033	10,194
1,230	Tyler Health Facilities Dev. Corp.	5.38	11/01/2037	1,231
1,000	Uptown Dev. Auth. (PRE)	5.50	9/01/2029	1,105
4,770	Wood County Central Hospital District	6.00	11/01/2041	5,039
				436,518
	Vermont (0.1%)
3,000	Educational and Health Buildings Financing
	Agency	5.00	10/15/2046	3,096
	Virginia (1.6%)
5,000	Alexandria IDA	5.00	10/01/2050	5,320
11,280	College Building Auth.	5.00	6/01/2026	11,280
5,000	College Building Auth.	5.00	6/01/2029	4,838
1,437	Farms of New Kent Community Dev. Auth.
	(d),(h)	5.13	3/01/2036	359
8,665	Farms of New Kent Community Dev. Auth.
	(d),(h)	5.45	3/01/2036	2,165
2,000	Farms of New Kent Community Dev. Auth.
	(d),(h)	5.80	3/01/2036	500
3,749	Lewistown Commerce Center Community Dev.
	Auth.	6.05	3/01/2044	3,268
1,808	Lewistown Commerce Center Community Dev.
	Auth.	6.05	3/01/2044	1,660
5,771	Lewistown Commerce Center Community Dev.
	Auth. (d)	6.05	3/01/2054	849
5,000	Small Business Financing Auth.	5.25	9/01/2037	5,076
1,588	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	1,591
				36,906
	Washington (0.1%)
2,500	Health Care Facilities Auth. (INS) (PRE)	6.00	8/15/2039	2,784
	West Virginia (0.1%)
2,000	EDA	5.38	12/01/2038	2,176

13 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Wisconsin (0.8%)
$5,000	Health & Educational Facilities Auth.	5.75%	11/15/2030	$5,440
2,500	Health & Educational Facilities Auth.	5.38	8/15/2037	2,698
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,034
7,800	Kaukauna (INS)	5.00	12/15/2035	8,650
				17,822
	Wyoming (0.5%)
2,360	Municipal Power Agency (PRE)	5.50	1/01/2033	2,464
2,300	Municipal Power Agency (PRE)	5.50	1/01/2038	2,401
6,000	Sweetwater County	5.25	7/15/2026	6,531
				11,396
	Total Fixed-Rate Instruments (cost: $2,179,106)			2,228,825

PUT BONDS (0.7%)

Arizona (0.2%)

5,000	Health Facilities Auth.	2.57 (i)	2/01/2048	5,077
	Florida (0.2%)
4,000	Putnam County Dev. Auth. (INS)	5.35	3/15/2042	4,200
	Louisiana (0.3%)
6,750	St. Charles Parish	4.00	12/01/2040	7,083
	Total Put Bonds (cost: $15,750)			16,360

ADJUSTABLE-RATE NOTES (0.8%)

New Jersey (0.8%)

20,000 EDA (cost: $20,000)	2.32	3/01/2028	18,443

VARIABLE-RATE DEMAND NOTES (3.1%)

California (1.6%)

2,600	Bay Area Toll Auth. (LIQ) (a)	0.93	4/01/2039	2,600
29,065	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	0.92	12/01/2033	29,065
5,990	State (LIQ) (LOC - Dexia Credit Local) (a)	0.90	8/01/2027	5,990
				37,655
	Illinois (0.7%)
10,000	Chicago Board of Education (INS) (LIQ) (a)	1.13	12/01/2039	10,000
5,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.24	12/01/2039	5,000
				15,000
	Pennsylvania (0.2%)
5,335	Bucks County Water and Sewer Auth. (INS)
	(LIQ) (a)	1.02	12/01/2019	5,335
	Texas (0.3%)
900	Port of Port Arthur Navigation District	0.85	12/01/2039	900
5,400	Port of Port Arthur Navigation District	0.85	11/01/2040	5,400
				6,300

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Washington (0.3%)
$7,500	Health Care Facilities Auth. (LIQ) (a)	1.04%	2/01/2019	$7,500
	Total Variable-Rate Demand Notes (cost: $71,790)			71,790
	Total Investments (cost: $2,286,646)			$2,335,418
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	2,225,801	$3,024	$2,228,825
Put Bonds		—	16,360	—	16,360
Adjustable-Rate Notes		—	18,443	—	18,443
Variable-Rate Demand Notes		—	71,790	—	71,790
Total	$	— $	2,332,394	$3,024	$2,335,418

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed-Rate Instruments
Balance as of March 31, 2016	$ 3,026
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(2)

Balance as of December 31, 2016	$ 3,024

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

15 | USAA Tax Exempt Long-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

16 | USAA Tax Exempt Long-Term Fund

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

17 | USAA Tax Exempt Long-Term Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were

$125,431,000 and $76,659,000, respectively, resulting in net unrealized appreciation of $48,772,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,352,910,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 18

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2016, was $5,897,000, which represented 0.2% of the Fund's net assets.

(e) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(f) At December 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g) At December 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $10,526,000, of which all were when-issued securities.

(h) At December 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(i) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2016.

19 | USAA Tax Exempt Long-Term Fund

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA TAX EXEMPT MONEY MARKET FUND

DECEMBER 31, 2016

(Form N-Q)

48461 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

1 | USAA Tax Exempt Money Market Fund

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Citigroup Inc., Royal Bank of Canada, or JPMorgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Investments Intercap Program or National
Rural Utility Corp.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Money Market Fund

December 31, 2016 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (74.3%)

Alabama (6.3%)

$20,000	Chatom IDB (NBGA)	0.86%	8/01/2041	$20,000
10,000	Columbia IDB	0.78	12/01/2037	10,000
1,020	Huntsville Educational Building Auth. (LOC -
	BB&T Corp.)	0.80	12/01/2022	1,020
25,000	Mobile County IDA (LOC - Swedbank AB)	0.79	7/01/2040	25,000
12,000	Mobile IDB	0.79	8/01/2017	12,000
30,000	Mobile IDB	0.78	6/01/2034	30,000
32,500	Tuscaloosa County Port Auth. (LOC - PNC
	Financial Services Group)	0.80	12/01/2031	32,500
5,190	West Jefferson IDB	0.77	6/01/2028	5,190
				135,710
	Arkansas (0.2%)
5,175	Texarkana (LOC - PNC Financial Services
	Group)	0.87	3/01/2021	5,175
	California (2.3%)
9,010	ABAG Finance Auth. for Nonprofit Corps. (LOC -
	KBC Bank N.V.)	1.00	5/15/2035	9,010
7,450	Bay Area Toll Auth. (LOC - Mitsubishi UFJ
	Financial Group Inc.)	0.66	4/01/2045	7,450
11,675	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.71	9/02/2050	11,675
5,500	Pasadena (LOC - Bank of America Corp.)	0.72	2/01/2035	5,500
5,670	Riverside County Asset Leasing Corps. (LOC -
	Wells Fargo & Co.)	0.70	11/01/2032	5,670
3,500	Riverside Electric Public Utilities (LOC -
	Barclays Bank PLC)	0.70	10/01/2029	3,500
7,600	Statewide Communities Dev. Auth.	0.69	4/01/2046	7,600
				50,405
	Colorado (0.4%)
9,085	Sheridan County (LOC - JP Morgan Chase &
	Co.)	0.74	12/01/2029	9,085
	Connecticut (0.2%)
5,000	Health and Educational Facilities Auth. (LOC -
	Bank of America Corp.)	0.79	7/01/2030	5,000
	District of Columbia (1.1%)
1,800	District of Columbia (LOC - Bank of America
	Corp.)	0.88	7/01/2022	1,800
6,300	District of Columbia (LOC - SunTrust Bank)	0.80	10/01/2037	6,300
1,520	Metropolitan Washington Airports Auth. (LOC -
	Toronto-Dominion Bank)	0.71	10/01/2039	1,520

3 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$13,835	Metropolitan Washington Airports Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.75%	10/01/2039	$13,835
				23,455
	Florida (4.0%)
4,650	Dade County IDA	0.77	6/01/2021	4,650
18,600	Escambia County	0.79	4/01/2039	18,600
11,040	Jacksonville	0.71	5/01/2029	11,040
2,560	Lee County IDA (LOC - Fifth Third Bank)	0.85	6/01/2025	2,560
24,400	Martin County	0.76	7/15/2022	24,400
16,810	St. Lucie County	0.78	9/01/2028	16,810
8,560	UCF Health Facilities Corp. (LOC - Fifth Third
	Bank)	0.83	7/01/2037	8,560
				86,620
	Georgia (1.1%)
10,000	Burke County Dev. Auth.	0.82	7/01/2049	10,000
2,100	Cobb County Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	0.79	2/01/2030	2,100
12,600	Roswell Housing Auth. (LOC - Northern Trust
	Corp.)	0.76	9/01/2027	12,600
				24,700
	Illinois (7.2%)
10,000	Bridgeview (LOC - Bank of Montreal)	0.80	12/01/2038	10,000
2,980	Dev. Finance Auth. (LOC - Bank of America
	Corp.)	0.78	9/01/2032	2,980
16,000	Dev. Finance Auth. (LOC - Fifth Third Bank)	0.85	2/01/2033	16,000
1,770	Educational Facilities Auth. (LOC - Fifth Third
	Bank)	0.83	7/01/2024	1,770
3,490	Educational Facilities Auth. (LOC - Huntington
	National Bank)	1.00	10/01/2032	3,490
2,490	Finance Auth. (LOC - Fifth Third Bank)	0.92	3/01/2031	2,490
5,980	Finance Auth. (LOC - Northern Trust Corp.)	0.83	4/01/2033	5,980
11,900	Finance Auth. (LOC - Huntington National Bank)	1.00	10/01/2033	11,900
11,760	Finance Auth. (LOC - JP Morgan Chase & Co.)	0.72	5/01/2038	11,760
13,875	Finance Auth. (LOC - Fifth Third Bank)	0.95	6/01/2038	13,875
8,800	Finance Auth. (LOC - Key Bank, N.A.)	0.75	11/01/2039	8,800
20,145	Finance Auth. (LOC - Bank of Montreal)	0.77	8/01/2040	20,145
15,400	Galesburg Revenue (LOC - PNC Financial
	Services Group)	0.78	3/01/2031	15,400
13,200	Kane County (LOC - Fifth Third Bank)	0.85	2/01/2028	13,200
18,890	Village of Morton Grove (LOC - Bank of America
	Corp.)	0.78	12/01/2041	18,890
				156,680
	Indiana (1.7%)
5,445	Berne (LOC - Federal Home Loan Bank of
	Indianapolis)	0.83	10/01/2033	5,445
11,025	Dearborn County EDA (LOC - Fifth Third Bank)	0.85	4/01/2036	11,025
3,865	Evansville (LOC - Fifth Third Bank)	0.83	1/01/2025	3,865
9,115	Finance Auth. (LOC - Federal Home Loan Bank
	of Indianapolis)	0.82	7/01/2029	9,115
1,010	Finance Auth. (LOC - Fifth Third Bank)	0.85	9/01/2031	1,010
2,245	Finance Auth. (LOC - PNC Financial Services
	Group)	0.87	6/01/2037	2,245
4,000	Hospital Revenue Finance Auth. (LOC - Bank of
	Montreal)	0.70	12/01/2031	4,000
				36,705

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Iowa (5.5%)
$6,850	Chillicothe	0.77%	1/01/2023	$6,850
12,750	Council Bluffs	0.76	1/01/2025	12,750
9,600	Finance Auth	0.77	6/01/2039	9,600
31,160	Finance Auth.	0.77	6/01/2036	31,160
41,763	Finance Auth.	0.77	9/01/2036	41,763
10,900	Louisa County	0.75	10/01/2024	10,900
5,500	Urbandale (LOC - Wells Fargo & Co.)	0.82	11/01/2020	5,500
				118,523
	Kentucky (1.2%)
11,490	Georgetown (LOC - Fifth Third Bank)	0.83	11/15/2029	11,490
2,495	Lexington-Fayette Urban County (LOC - Federal
	Home Loan Bank of Cincinnati)	0.97	12/01/2027	2,495
3,916	Lexington-Fayette Urban County (LOC - Fifth
	Third Bank)	0.83	12/01/2031	3,916
8,430	Lexington-Fayette Urban County (LOC - Fifth
	Third Bank)	0.83	1/01/2033	8,430
				26,331
	Louisiana (1.9%)
175	Environmental Facilities and Community Dev.
	Auth. (LOC - Federal Home Loan Bank of
	Dallas)	0.85	4/01/2018	175
7,500	Environmental Facilities and Community Dev.
	Auth.	0.79	12/01/2030	7,500
1,535	Hammond Area Economic and Industrial Dev.
	District (LOC - Federal Home Loan Bank
	of Dallas)	0.79	3/01/2033	1,535
5,905	New Orleans (LOC - Capital One, N.A.)	0.95	8/01/2024	5,905
7,915	Public Facilities Auth.	0.75	8/01/2017	7,915
270	Public Facilities Auth. (LOC - Capital One, N.A.)	0.99	7/01/2023	270
11,000	St. James Parish	0.95	11/01/2040	11,000
6,275	St. Tammany Parish Dev. District (LOC -
	Federal Home Loan Bank of Dallas)	0.79	3/01/2033	6,275
				40,575
	Maryland (0.4%)
9,420	Williamsport (LOC - Manufacturers & Traders
	Trust Co.)	0.77	11/01/2037	9,420
	Michigan (2.6%)
4,500	Finance Auth. (LOC - Fifth Third Bank)	0.81	12/01/2032	4,500
2,000	Finance Auth. (LOC - Fifth Third Bank)	0.81	12/01/2032	2,000
7,500	Finance Auth. (LOC - Fifth Third Bank)	0.81	12/01/2032	7,500
25,545	Higher Educational Facilities Auth. (LOC -
	Comerica Bank, N.A.)	0.77	11/01/2036	25,545
10,000	Oakland County EDC (LOC - Fifth Third Bank)	0.85	3/01/2029	10,000
3,115	Strategic Fund (LOC - Fifth Third Bank)	0.85	8/01/2023	3,115
940	Strategic Fund (LOC - Fifth Third Bank)	0.85	10/01/2027	940
2,065	Strategic Fund (LOC - Fifth Third Bank)	0.85	4/01/2035	2,065
				55,665
	Minnesota (0.3%)
1,970	Canby Community Hospital District No.1	1.10	11/01/2026	1,970
4,515	New Ulm (LOC - Federal Home Loan Bank of
	Chicago)	0.82	10/01/2040	4,515
				6,485

5 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Mississippi (0.6%)
$4,425	Business Finance Corp. (LOC - Federal Home
	Loan Bank of Dallas)	0.79%	3/01/2033	$4,425
8,170	Business Finance Corp. (LOC - PNC Financial
	Services Group)	0.79	12/01/2036	8,170
				12,595
	Missouri (1.4%)
1,050	Health and Educational Facilities Auth. (LOC -
	Fifth Third Bank)	0.85	11/01/2020	1,050
20,000	Jackson County IDA (LOC - Commerce Bank,
	N.A.)	0.80	7/01/2025	20,000
3,300	St. Louis County IDA (LOC - U.S. Bancorp)	0.74	6/15/2024	3,300
6,800	St. Louis County IDA (LOC - Fifth Third Bank)	0.79	9/01/2038	6,800
				31,150
	Nebraska (0.5%)
10,000	Washington County	0.77	12/01/2040	10,000
	New Hampshire (2.3%)
34,990	Business Finance (LOC - Landesbank Hessen-
	Thuringen)	0.78	9/01/2030	34,990
6,185	Health and Education Facilities Auth. (LOC -
	Citizens Financial Group)	0.85	7/01/2038	6,185
7,890	Health and Educational Facilities Auth. (LOC -
	Citizens Financial Group)	0.90	10/01/2030	7,890
				49,065
	New Jersey (0.2%)
3,210	EDA (LOC - Bank of America Corp.)	0.79	11/01/2027	3,210
	New Mexico (0.2%)
5,000	Hospital Equipment Loan Council (LOC - Fifth
	Third Bank)	0.86	7/01/2025	5,000
	New York (10.0%)
4,000	Albany IDA (LOC - Citizens Financial Group)	0.84	5/01/2035	4,000
9,420	Albany IDA (LOC - Key Bank, N.A.)	0.77	7/01/2035	9,420
15,045	Amherst IDA (LOC - Manufacturers & Traders
	Trust Co.) (a)	0.77	10/01/2031	15,045
32,905	Dormitory Auth. (LOC - Citizens Financial
	Group)	0.89	6/01/2038	32,905
300	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.73	5/01/2039	300
1,095	Erie County IDA (LOC - Key Bank, N.A.)	0.82	6/01/2022	1,095
4,035	Erie County IDA (LOC - Key Bank, N.A.)	0.82	3/01/2024	4,035
3,590	Guilderland IDA (LOC - Key Bank, N.A.)	0.82	7/01/2032	3,590
6,900	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.75	11/01/2037	6,900
4,400	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.72	5/01/2042	4,400
1,800	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.72	5/01/2042	1,800
6,370	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.75	11/01/2046	6,370
19,025	Hudson Yards (LIQ) (LOC - Royal Bank of
	Canada) (b)	0.79	2/15/2019	19,025
12,500	Liberty Development Corp. (LIQ) (LOC - Royal
	Bank of Canada) (b)	0.79	11/15/2019	12,500

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$12,105	MTA (LOC - BNP Paribas)	0.77%	11/15/2045	$12,105
5,800	New York City (LIQ) (b)	0.76	8/01/2020	5,800
6,700	New York City (LOC - Sumitomo Mitsui Banking
	Corp.)	0.71	9/01/2035	6,700
5,900	New York City (LOC - Manufacturers & Traders
	Trust Co.)	0.87	12/01/2040	5,900
25,255	New York City IDA (LOC - Key Bank, N.A.)	0.82	7/01/2038	25,255
845	Niagara County IDA (LOC - Key Bank, N.A.)	0.82	9/01/2021	845
4,175	Oneida County IDA (LOC - Citizens Financial
	Group)	0.83	7/01/2037	4,175
4,850	Onondaga County IDA (LOC - Manufacturers &
	Traders Trust Co.)	0.77	12/01/2031	4,850
6,895	Ontario County IDA (LOC - Key Bank, N.A.)	0.77	7/01/2030	6,895
7,700	Ramapo Housing Auth. (LOC - Manufacturers &
	Traders Trust Co.)	0.82	12/01/2029	7,700
2,160	Seneca County IDA (LOC - Key Bank, N.A.)	0.82	4/01/2020	2,160
2,110	St. Lawrence County (LOC - Citizens Financial
	Group)	0.87	7/01/2037	2,110
3,485	Syracuse IDA (LOC - Key Bank, N.A.)	0.82	1/01/2033	3,485
6,200	Tompkins County IDA (LOC - Bank of America
	Corp.)	0.84	2/01/2037	6,200
500	Triborough Bridge and Tunnel Auth. (LOC -
	State Street Bank and Trust Co.)	0.69	1/01/2032	500
				216,065
	Ohio (2.0%)
2,880	Akron Metropolitan Housing Auth. (LOC -
	Huntington National Bank)	0.91	4/01/2018	2,880
2,800	Cincinnati and Hamilton County (LOC - Fifth
	Third Bank)	0.79	9/01/2025	2,800
3,900	Hamilton County (LOC - Fifth Third Bank)	0.83	12/01/2024	3,900
10,500	Hamilton County (LOC - Fifth Third Bank)	0.85	12/01/2026	10,500
1,450	Highland County (LOC - Fifth Third Bank)	0.85	8/01/2024	1,450
2,920	Loraine Port Auth. (LOC - Key Bank, N.A.)	0.85	7/01/2028	2,920
10,945	Pike County Health Care Facilities (LOC - Bank
	of America Corp.)	0.81	11/01/2033	10,945
1,965	Pike County Health Care Facilities (LOC - Bank
	of America Corp.)	0.81	11/01/2033	1,965
3,790	Toledo-Lucas County Port Auth. (LOC - Fifth
	Third Bank)	0.77	9/01/2019	3,790
1,640	Wayne County (LOC - Fifth Third Bank)	0.87	9/01/2021	1,640
				42,790
	Oklahoma (4.2%)
6,520	Edmond EDA (LOC - Bank of Oklahoma, N.A.)	0.87	6/01/2031	6,520
8,700	Garfield County Industrial Auth.	0.77	1/01/2025	8,700
30,400	Muskogee Industrial Trust	0.74	1/01/2025	30,400
36,000	Muskogee Industrial Trust	0.76	6/01/2027	36,000
8,615	Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
	N.A.)	0.87	11/01/2026	8,615
				90,235
	Pennsylvania (3.0%)
8,355	Allegheny County Hospital Dev. Auth. (LOC -
	PNC Financial Services Group)	0.78	6/01/2035	8,355
5,250	Chartiers Valley Industrial and Commercial Dev.
	Auth.	1.25	11/15/2017	5,250
34,050	Delaware Valley Regional Finance Auth. (LOC -
	Bayerische Landesbank)	0.85	6/01/2042	34,050

7 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$16,570	Derry Township Industrial and Commercial Dev.
	Auth. (LOC - PNC Financial Services
	Group)	0.78%	11/01/2030	$16,570
				64,225
	Rhode Island (0.5%)
4,285	EDC (LOC - Citizens Financial Group)	0.85	3/01/2038	4,285
7,365	Health and Educational Building Corp. (LOC -
	Citizens Financial Group)	0.86	6/01/2035	7,365
				11,650
	South Carolina (0.5%)
3,800	EDA (LOC - Fifth Third Bank)	0.85	2/01/2028	3,800
6,060	Public Service Auth. (LIQ) (b)	0.84	6/01/2037	6,060
				9,860
	South Dakota (0.6%)
5,975	Health and Educational Facilities Auth.	1.10	11/01/2020	5,975
2,475	Health and Educational Facilities Auth.	1.10	11/01/2025	2,475
5,105	Health and Educational Facilities Auth.	1.10	11/01/2027	5,105
				13,555
	Tennessee (0.7%)
4,530	Memphis-Shelby County IDB (LOC - SunTrust
	Bank)	0.80	1/01/2028	4,530
10,245	Metropolitan Government of Nashville and
	Davidson County (LOC - Fifth Third Bank)	0.83	12/01/2024	10,245
				14,775
	Texas (4.5%)
26,300	Atascosa County IDC (NBGA)	0.79	6/30/2020	26,300
13,440	Austin (LOC - JP Morgan Chase & Co.)	0.74	11/15/2029	13,440
7,200	Brazos Harbor IDC	0.79	7/01/2022	7,200
15,000	Port Arthur	0.78	12/01/2040	15,000
25,000	Port Arthur	0.78	6/01/2041	25,000
11,000	Port of Port Arthur Navigation District	0.85	12/01/2039	11,000
				97,940
	Virginia (3.0%)
3,100	Albemarle County IDA (LOC - SunTrust Bank)	0.80	10/01/2037	3,100
3,000	Fairfax County IDA	0.72	5/15/2042	3,000
3,095	Greene County EDA (LOC - BB&T Corp.)	0.79	6/01/2026	3,095
4,100	Hampton Roads Sanitation District	0.71	8/01/2046	4,100
10,645	Hanover County EDA (LOC - U.S. Bancorp)	0.75	11/01/2025	10,645
5,715	Hanover County EDA (LOC - Bank of New York
	Mellon Corp.)	0.75	11/01/2025	5,715
5,850	Lexington IDA	0.69	1/01/2035	5,850
5,500	Loudoun County IDA (LOC - Northern Trust
	Corp.)	0.75	6/01/2034	5,500
10,600	Loudoun County IDA	0.70	2/15/2038	10,600
2,500	Lynchburg IDA (LOC - Federal Home Loan Bank
	of Atlanta)	0.72	1/01/2028	2,500
2,605	Montgomery County IDA (LOC - Bank of New
	York Mellon Corp.)	0.70	6/01/2035	2,605
400	Norfolk EDA	0.73	11/01/2034	400
5,505	Small Business Financing Auth. (LOC - Bank of
	America Corp.)	0.71	7/01/2030	5,505
2,815	Univ. of Virginia (LIQ) (b)	0.75	12/01/2017	2,815
				65,430

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Washington (1.4%)
$20,595	Health Care Facilities Auth. (LOC - Barclays
	Bank PLC)	0.69%	8/15/2041	$20,595
9,905	Higher Education Facilities Auth.	0.80	10/01/2031	9,905
130	Seattle Housing Auth. (LOC - Key Bank, N.A.)	0.82	9/01/2036	130
				30,630
	West Virginia (1.7%)
26,545	Hospital Finance Auth. (LOC - Fifth Third Bank)	0.81	10/01/2033	26,545
9,630	Marshall County	0.75	3/01/2026	9,630
				36,175
	Wisconsin (0.0%)
545	Health and Educational Facilities Auth. (LOC -
	JP Morgan Chase & Co.)	0.82	5/01/2026	545
	Wyoming (0.6%)
12,000	Gillette	0.85	1/01/2018	12,000
	Total Variable-Rate Demand Notes (cost: $1,607,429)			1,607,429

PUT BONDS (1.3%)

Montana (1.3%)

7,335	Board of Investments (NBGA)	0.52 (d)	3/01/2025	7,335
1,850	Board of Investments (NBGA)	0.52 (d)	3/01/2028	1,850
18,080	Board of Investments (NBGA)	0.52 (d)	3/01/2029	18,080
				27,265
	Total Put Bonds (cost: $27,265)			27,265

ADJUSTABLE-RATE NOTES (1.2%)

California (1.2%)

24,775 Golden Empire Schools Financing Auth.
(cost: $24,775)	1.22 (d)	5/01/2017	24,775

FIXED-RATE INSTRUMENTS (23.9%)

California (2.7%)

26,900	San Diego County Water Auth.	0.68	2/06/2017	26,900
5,000	San Diego County Water Auth.	0.70	2/07/2017	5,000
26,000	Statewide Communities Dev. Auth.	0.60	1/11/2017	26,000
				57,900
	Maryland (0.7%)
15,000	Johns Hopkins Univ.	0.66	1/09/2017	15,000
	New York (9.8%)
13,000	Addison CSD	2.00	6/27/2017	13,067
3,490	Adirondack CSD	1.50	7/20/2017	3,501
10,000	Auburn	1.50	5/27/2017	10,019
3,025	Batavia CSD	1.50	2/16/2017	3,028
2,715	Berlin CSD	2.00	6/28/2017	2,728
16,540	Chenango Forks CSD	2.00	6/22/2017	16,616
6,500	Chenango Valley CSD	1.50	7/14/2017	6,521

9 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$8,351	Cuba Rushford CSD	2.00%	6/23/2017	$8,390
7,900	East Bloomfield CSD	2.00	7/07/2017	7,943
2,994	Fredonia CSD	2.00	6/27/2017	3,007
8,670	Gates Chili CSD	2.00	6/23/2017	8,714
14,000	Indian River CSD	2.00	7/14/2017	14,071
6,500	Johnstown School District	1.50	7/20/2017	6,523
17,388	Kendall CSD	1.25	6/30/2017	17,388
4,100	Lansing CSD	2.00	6/28/2017	4,120
7,500	Maine Endwell CSD	2.00	6/30/2017	7,543
16,145	Oakfield CSD	2.00	7/06/2017	16,227
5,095	Pavilion CSD	2.00	6/23/2017	5,118
9,965	Salmon River CSD	2.00	7/21/2017	10,017
8,785	Silver Creek CSD	2.00	6/15/2017	8,825
4,035 Spencer Van Etten CSD		2.25	6/29/2017	4,059
7,300	Wallkill CSD	2.00	6/30/2017	7,339
8,000	Wappingers CSD	2.00	7/07/2017	8,038
3,100	Waverly CSD	2.00	7/28/2017	3,117
15,147	Yorkshire-Pioneer CSD	2.00	6/27/2017	15,227
				211,146
	South Carolina (1.1%)
1,144	Public Service Auth.	0.64	1/05/2017	1,144
21,085	Public Service Auth.	0.64	1/05/2017	21,085
2,526	Public Service Auth.	0.64	1/10/2017	2,526
				24,755
	Texas (9.0%)
22,500	Dallas Area Rapid Transit	0.61	1/05/2017	22,500
5,000	Dallas Area Rapid Transit	0.62	1/10/2017	5,000
10,000	Dallas Area Rapid Transit	0.61	1/13/2017	10,000
15,000	Dallas Area Rapid Transit	0.68	2/06/2017	15,000
15,000	Houston	0.63	1/11/2017	15,000
10,000	Houston (LOC - Citigroup, Inc.)	0.63	1/12/2017	10,000
5,100	Houston	0.90	1/17/2017	5,100
10,000	Houston	0.90	1/17/2017	10,000
15,000	Houston	0.63	1/19/2017	15,000
5,000	Houston	0.66	2/06/2017	5,000
12,000	San Antonio	0.63	1/05/2017	12,000
33,000	San Antonio	0.70	1/09/2017	33,000
15,000	San Antonio	0.63	1/10/2017	15,000
21,460	San Antonio	0.70	1/11/2017	21,460
				194,060
	Virginia (0.2%)
4,685	Stafford County & Staunton IDA (LOC - Bank of
	America Corp.)	0.75	1/12/2017	4,685
	Wisconsin (0.4%)
10,000	Sun Prairie Area School District (c)	2.00	6/01/2017	10,023
	Total Fixed-Rate Instruments (cost: $517,569)			517,569
	Total Investments (cost: $2,177,038)			$2,177,038

Portfolio of Investments | 10

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes	$	— $	1,607,429	$	— $	1,607,429
Put Bonds		—	27,265		—	27,265
Adjustable-Rate Notes		—	24,775		—	24,775
Fixed-Rate Instruments		—	517,569		—	517,569
Total	$	— $	2,177,038	$	— $	2,177,038

11 | USAA Tax Exempt Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

12 | USAA Tax Exempt Money Market Fund

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D .. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,162,547,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

13 | USAA Tax Exempt Money Market Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) At December 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) At December 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $10,023,000, of which all were when-issued securities.

(d) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2016.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA TAX EXEMPT SHORT-TERM FUND

DECEMBER 31, 2016

(Form N-Q)

48458 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Assured
Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual
Assurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

1 | USAA Tax Exempt Short-Term Fund

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Bank of America Corp., Barclays Bank plc, Citigroup, Inc., Deutsche Bank
A.G., Dexia Credit Local, JPMorgan Chase & Co., or Wells Fargo Bank,
N.A.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Georgia-Pacific LLC or Texas Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund

December 31, 2016 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (46.7%)

Arizona (0.1%)

$1,000	Yavapai County IDA	5.00%	8/01/2019	$1,075
1,105	Yavapai County IDA	5.00	8/01/2020	1,207
				2,282
	California (1.8%)
500	Anaheim Public Financing Auth.	5.00	5/01/2022	570
250	Anaheim Public Financing Auth.	5.00	5/01/2024	292
3,000	Golden State Tobacco Securitization Corp.	5.00	6/01/2017	3,046
1,125	Irvine	5.00	9/02/2021	1,249
500	Los Angeles County	5.00	3/01/2021	562
1,000	Los Angeles County	5.00	9/01/2021	1,133
2,000	Public Works Board	5.00	4/01/2019	2,157
2,700	Public Works Board	5.00	11/01/2019	2,955
1,000	Public Works Board	5.00	4/01/2020	1,106
1,500	Public Works Board	5.00	4/01/2021	1,694
15,000	State	5.00	10/01/2017	15,462
				30,226
	Colorado (0.1%)
1,250	Health Facilities Auth.	4.00	12/01/2019	1,310
	Connecticut (0.1%)
2,235	West Haven (INS)	5.00	8/01/2020	2,444
	Florida (3.1%)
4,500	Gulf Breeze	3.10	12/01/2020	4,666
1,385	Higher Educational Facilities Financing Auth.	5.00	4/01/2021	1,533
1,000	Jacksonville	5.00	10/01/2019	1,090
4,580	Jacksonville	5.00	10/01/2020	5,096
595	Lee County IDA	3.75	10/01/2017	600
3,165	Lee County IDA	4.75	10/01/2022	3,312
1,775	Miami Beach Health Facilities Auth.	5.00	11/15/2019	1,912
1,250	Miami Beach Health Facilities Auth.	5.00	11/15/2020	1,368
7,500	Miami-Dade County IDA	3.75	12/01/2018	7,821
2,820	Pinellas County Educational Facilities Auth.	4.00	10/01/2020	2,992
1,325	Southeast Overtown / Park West Community
	Redevelopment Agency (a)	5.00	3/01/2020	1,420
1,000	Southeast Overtown / Park West Community
	Redevelopment Agency (a)	5.00	3/01/2023	1,101
10,000	Sunshine State Governmental Financing
	Commission	5.00	9/01/2017	10,257
8,975	Sunshine State Governmental Financing
	Commission	5.00	9/01/2018	9,502
				52,670

3 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Georgia (0.6%)
$3,415	Private Colleges and Univ. Auth.	5.00%	10/01/2018	$3,584
1,255	Private Colleges and Univ. Auth.	5.00	10/01/2019	1,341
1,265	Private Colleges and Univ. Auth.	5.00	10/01/2019	1,352
3,770	Private Colleges and Univ. Auth.	5.00	10/01/2020	4,083
				10,360
	Guam (0.5%)
1,500	Government	5.00	12/01/2023	1,701
2,000	Government	5.00	12/01/2024	2,287
860	Government Waterworks Auth.	5.00	7/01/2020	933
1,000	Power Auth. (INS)	5.00	10/01/2019	1,078
1,500	Power Auth. (INS)	5.00	10/01/2020	1,642
				7,641
	Idaho (0.3%)
5,000	Nez Perce County	2.75	10/01/2024	4,710
	Illinois (5.0%)
20,000	Chicago (INS)	3.18 (b)	1/01/2018	19,358
4,000	Chicago Water	5.00	11/01/2025	4,526
2,000	Chicago Water	5.00	11/01/2025	2,269
2,500	Chicago Water	4.00	11/01/2026	2,625
1,000	Chicago Water	5.00	11/01/2026	1,139
5,940	Finance Auth.	4.50	2/15/2017	5,958
1,000	Finance Auth.	5.00	7/01/2018	1,050
2,410	Finance Auth.	5.00	8/15/2018	2,546
14,360	Finance Auth.	5.00	2/15/2019	14,832
1,000	Finance Auth.	5.00	7/01/2019	1,074
1,420	Finance Auth.	5.00	7/01/2020	1,554
10,000	Finance Auth.	4.00	2/15/2025	10,173
6,500	Railsplitter Tobacco Settlement Auth.	5.00	6/01/2018	6,822
4,160	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2020	4,605
1,090	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2021	1,229
1,735	Rosemont (INS) (c)	5.00	12/01/2022	1,922
1,825	Rosemont (INS) (c)	5.00	12/01/2023	2,029
1,915	Rosemont (INS) (c)	5.00	12/01/2024	2,134
				85,845
	Indiana (0.9%)
5,000	Finance Auth.	2.95	10/01/2022	5,112
10,000	Whiting Environmental Facilities	5.00	7/01/2017	10,177
				15,289
	Louisiana (0.3%)
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2022	5,576
	Massachusetts (0.2%)
835	Dev. Finance Agency	5.00	1/01/2017	835
1,065	Dev. Finance Agency	5.00	1/01/2018	1,104
1,395	Dev. Finance Agency	5.00	1/01/2019	1,489
				3,428
	Michigan (0.3%)
2,165	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2018	2,279
2,625	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2019	2,834
				5,113

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Minnesota (0.2%)
$1,250	St. Paul Housing and Redevelopment Auth.	5.00%	11/15/2020	$1,375
1,575	St. Paul Housing and Redevelopment Auth.	5.00	11/15/2021	1,757
				3,132
	Mississippi (0.7%)
10,000	Hospital Equipment and Facilities Auth.	5.00	9/01/2024	11,326
	Missouri (0.4%)
1,000	Cape Girardeau County IDA	5.00	6/01/2017	1,009
5,000	Sikeston Electric System Revenue (INS)	5.00	6/01/2020	5,462
				6,471
	Montana (0.3%)
6,000	Forsyth	2.00	8/01/2023	5,712
	New Jersey (12.2%)
10,378	Belleville Township	2.00	5/26/2017	10,408
1,000	Building Auth.	3.00	6/15/2023	936
4,000	Building Auth.	5.00	6/15/2024	4,230
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2024	1,110
7,300	EDA (ETM)	5.25	9/01/2019	8,015
2,700	EDA	5.25	9/01/2019	2,850
5,000	EDA	5.00	6/15/2020	5,341
7,000	EDA	5.00	6/15/2021	7,558
20,000	EDA	5.00	6/15/2022	21,108
7,000	EDA	5.00	6/15/2023	7,409
4,735	Educational Facilities Auth.	5.00	9/01/2022	5,000
4,000	Educational Facilities Auth.	5.00	9/01/2023	4,234
4,730	Educational Facilities Auth.	4.00	9/01/2024	4,688
3,250	Fairview	1.50	2/03/2017	3,251
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2018	2,107
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2019	2,161
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2020	2,209
10,000	Kearny	2.00	2/15/2017	10,001
15,000	Kearny Board of Education	2.00	10/06/2017	15,061
3,842	Lambertville	2.00	3/23/2017	3,849
13,546	Linden	2.25	12/13/2017	13,664
5,057	Little Falls Township	2.50	12/15/2017	5,108
6,933	Matawan	2.00	1/18/2017	6,935
6,500	Newark	2.50	2/15/2017	6,505
5,740	Ocean Township	2.00	2/24/2017	5,746
8,961	Orange Township	2.50	12/12/2017	9,049
3,455	Roselle	2.50	12/12/2017	3,491
3,014	Southampton Board of Education	2.00	7/05/2017	3,014
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2020	5,460
3,160	Transportation Trust Fund Auth. (INS)	5.50	12/15/2020	3,475
1,500	Transportation Trust Fund Auth.	5.00	6/15/2022	1,587
3,835	Transportation Trust Fund Auth.	5.00	6/15/2023	4,055
5,095	Transportation Trust Fund Auth.	5.00	6/15/2024	5,529
13,956	Wall Township	2.00	6/30/2017	14,002
				209,146
	New York (13.5%)
11,574	Auburn	1.50	5/27/2017	11,587
6,130	Auburn	2.00	7/06/2017	6,147
4,250	Bath	2.00	8/25/2017	4,264
2,395	Belleville Henderson Central School District	2.00	7/26/2017	2,401
10,000	Broome County	2.00	5/05/2017	10,031
8,468	Colonie	2.00	3/17/2017	8,480

5 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,000	Copiague Union Free School District	2.00%	3/31/2017	$5,009
3,183	Corning	1.50	8/16/2017	3,182
15,000	Enlarged Ogdensburg City School District	2.00	6/21/2017	15,050
2,000	Environmental Facilities Corp.	2.75	7/01/2017	2,014
2,005	Fishkill	2.00	7/14/2017	2,009
17,309	Geneva	1.50	5/10/2017	17,324
1,835	Glen Cove	2.00	4/06/2017	1,836
8,101	Glen Cove	2.50	4/06/2017	8,118
15,000	Hempstead	1.50	4/14/2017	15,018
5,170	Monroe County	5.00	6/01/2020	5,695
6,000	Nassau Health Care Corp.	2.00	1/17/2017	6,002
2,467	Newburgh	2.00	7/21/2017	2,473
7,283	Norwich	1.50	3/24/2017	7,285
15,000	Oyster Bay	2.75	2/03/2017	15,009
3,000	Oyster Bay	3.88	6/28/2017	3,010
12,000	Oyster Bay	4.00	6/01/2018	12,046
3,693	Peekskill	2.00	9/22/2017	3,711
1,410	Rockland County	3.50	10/01/2017	1,429
550	Rockland County	5.00	12/15/2017	567
1,475	Rockland County	3.50	10/01/2018	1,515
550	Rockland County	5.00	12/15/2018	582
1,520	Rockland County	3.50	10/01/2019	1,573
1,575	Rockland County	3.50	10/01/2020	1,631
2,500	Rockland County (INS)	5.00	3/01/2023	2,846
1,600	Rockland County (INS)	5.00	3/01/2024	1,837
2,500	Suffolk County EDC	5.00	7/01/2019	2,701
2,640	Suffolk County EDC	5.00	7/01/2020	2,911
2,378	Troy	2.00	8/04/2017	2,383
3,950	Utica	1.50	2/23/2017	3,953
7,523	Utica	1.50	5/05/2017	7,526
13,756	Utica School District	2.00	7/21/2017	13,775
2,160	Van Buren	2.00	1/20/2017	2,161
4,700	West Seneca Fire District No. 2	2.00	7/12/2017	4,708
3,930	Yonkers (h)	5.00	10/01/2017	4,039
7,310	Yonkers (h)	5.00	10/01/2018	7,744
				231,582
	North Carolina (0.4%)
2,100	Medical Care Commission	4.38	7/01/2017	2,121
3,855	Medical Care Commission	5.00	7/01/2018	4,059
				6,180
	Ohio (0.8%)
4,515	American Municipal Power, Inc.	5.00	2/15/2017	4,538
1,875	Hancock County	4.25	12/01/2017	1,918
1,000	Higher Educational Facility	5.00	5/01/2021	1,101
500	Higher Educational Facility	5.00	5/01/2022	557
550	Higher Educational Facility	5.00	5/01/2023	618
1,000	Higher Educational Facility	5.00	5/01/2024	1,128
1,150	Southeastern Ohio Port Auth.	5.00	12/01/2021	1,236
1,000	Southeastern Ohio Port Auth.	5.00	12/01/2025	1,062
1,800	Water Dev. Auth.	1.55	7/01/2021	1,742
				13,900
	Pennsylvania (2.0%)
1,000	Bethlehem Auth. (INS)	5.00	11/15/2020	1,103
905	Chester County IDA	3.75	10/01/2024	894
7,975	Coatesville School District	3.46 (b)	8/15/2018	7,651
1,165	Coatesville School District	3.86 (b)	8/15/2019	1,081
5,305	Coatesville School District	4.13 (b)	8/15/2020	4,734
1,980	Cumberland County Municipal Auth.	3.25	12/01/2022	1,995
1,155	Delaware County Auth.	5.00	10/01/2017	1,185

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,195	Delaware County Auth.	5.00%	10/01/2018	$1,254
600	Higher Educational Facilities Auth.	5.00	7/15/2020	656
1,090	Higher Educational Facilities Auth.	5.00	7/15/2021	1,209
5,000	School District of Philadelphia	5.00	9/01/2021	5,478
5,500	School District of Philadelphia	5.00	9/01/2022	6,056
1,570	West Mifflin Area School District (INS)	5.00	10/01/2021	1,728
				35,024
	Puerto Rico (0.2%)
2,000	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2017	2,000
1,000	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2019	1,000

700 Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing

	Auth.	4.00		4/01/2020	677
					3,677
	Texas (1.4%)
700	Decatur Hospital Auth.	5.00		9/01/2021	751
780	Decatur Hospital Auth.	5.00		9/01/2024	829
480	Harris County Municipal Utility District (INS)	3.00		3/01/2020	497
565	Harris County Municipal Utility District (INS)	3.00		3/01/2021	587
650	Harris County Municipal Utility District (INS)	3.00		3/01/2022	675
520	Harris County Municipal Utility District (INS)	3.00		3/01/2023	538
3,000	Karnes County Hospital District	5.00		2/01/2024	3,283
1,250	New Hope Cultural Facilities Finance Corp.	5.00		7/01/2023	1,367
2,300	New Hope Cultural Facilities Finance Corp.	5.00		7/01/2024	2,514
2,135	New Hope Cultural Facilities Finance Corp.	5.00		7/01/2025	2,333
7,175	Red River Auth. (INS)	4.45		6/01/2020	7,593
1,585	San Leanna Education Facilities Corp.	5.00		6/01/2017	1,607
440	Tarrant County Cultural Education Facilities
	Finance Corp. (ETM)	5.00		11/15/2017	455
560	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00		11/15/2017	573
					23,602
	Virginia (0.6%)
3,200	Housing Dev. Auth.	3.05		3/01/2018	3,268
3,200	Housing Dev. Auth.	3.05		9/01/2018	3,290
3,506	Marquis Community Dev. Auth. (d), (g)	5.10		9/01/2036	2,719
5,111	Marquis Community Dev. Auth. (d), (g)	5.63	(b)	9/01/2041	651
1,074	Marquis Community Dev. Auth., 7.50%,
	9/01/2021 (a), (d)	7.50	(i)	9/01/2045	692
					10,620
	West Virginia (0.6%)
10,000	EDA	3.25		5/01/2019	10,226
	Wisconsin (0.1%)
1,200	Health and Educational Facilities Auth. (ETM)	5.00		8/15/2021	1,369
	Total Fixed-Rate Instruments (cost: $794,005)				798,861

7 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

PUT BONDS (24.3%)

Arizona (2.4%)

$16,000	Health Facilities Auth.	2.57% (e)	2/01/2048	$16,271
25,000	Health Facilities Auth.	2.57 (e)	2/01/2048	25,384
				41,655
	Arkansas (1.3%)
22,000	Dev. Finance Auth.	1.82 (e)	9/01/2044	21,896
	California (3.5%)
5,000	Bay Area Toll Auth.	1.37 (e)	4/01/2045	5,001
15,000	Bay Area Toll Auth.	1.42 (e)	4/01/2047	14,999
15,000	Foothill-Eastern Transportation Corridor Agency	5.00	1/15/2053	15,970
8,000	Infrastructure and Economic Dev. Bank	1.92 (e)	8/01/2037	8,047
8,000	Municipal Finance Auth.	1.22 (e)	10/01/2045	7,975
7,500	Pollution Control Financing Auth. (a)	0.75	8/01/2024	7,500
				59,492
	Colorado (0.8%)
10,500	E-470 Public Highway Auth.	1.90 (e)	9/01/2039	10,457
3,000	E-470 Public Highway Auth. (INS)	2.47 (e)	9/01/2039	2,999
				13,456
	Georgia (0.9%)
10,000	Appling County Dev. Auth	2.40	1/01/2038	10,091
5,000	Monroe County Dev. Auth.	2.00	9/01/2037	5,037
				15,128
	Illinois (0.2%)
2,500	Educational Facilities Auth.	3.40	11/01/2036	2,530
	Kentucky (0.5%)
9,000	Economic Dev. Finance Auth.	0.90	4/01/2031	9,000
	Louisiana (0.3%)
4,000	St. Charles Parish	4.00	12/01/2040	4,197
	Massachusetts (0.7%)
12,000	Dev. Finance Agency	1.20 (e)	7/01/2050	11,791
	Mississippi (0.4%)
7,000	Hospital Equipment and Facilities Auth.	2.02 (e)	8/15/2036	6,949
	Nevada (0.3%)
4,400	Washoe County Gas and Water Facilities	3.00	3/01/2036	4,523
	New Jersey (1.7%)
20,000	Transportation Trust Fund Auth.	1.92 (e)	6/15/2034	19,278
10,000	Turnpike Auth.	1.40 (e)	1/01/2024	10,011
				29,289
	New Mexico (1.3%)
5,000	Farmington	1.88	4/01/2029	4,995
5,000	Farmington	1.88	4/01/2029	4,995

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$7,000	Farmington	1.88%	4/01/2029	$6,919
6,000	Farmington	1.88	4/01/2033	5,816
				22,725
	New York (2.3%)
6,000	Energy Research and Development Auth.	2.00	2/01/2029	5,915
9,735	MTA	1.25 (e)	11/01/2030	9,762
12,000	MTA	1.30 (e)	11/01/2031	12,026
12,000	New York City	1.30 (e)	8/01/2027	11,995
				39,698
	North Carolina (0.5%)
8,500	Capital Facilities Finance Agency	0.90 (e)	7/01/2034	8,500
	Ohio (0.2%)
10,000	Water Dev. Auth.	4.00	6/01/2033	4,186
	Pennsylvania (4.2%)
10,000	Beaver County IDA	4.75	8/01/2020	10,383
5,100	Beaver County IDA	2.70	4/01/2035	2,138
7,575	Berks County Municipal Auth.	2.22 (e)	11/01/2039	7,634
7,000	Geisinger Auth.	1.59 (e)	6/01/2028	6,911
3,500	Lehigh County IDA	0.90	2/15/2027	3,490
2,250	Lehigh County IDA	0.90	9/01/2029	2,244
5,000	Montgomery County IDA	2.60	3/01/2034	4,968
7,000	Northampton County General Purpose Auth.	2.12 (e)	8/15/2043	7,008
15,005	Scranton School District	1.42 (e)	4/01/2031	14,981
12,500	Turnpike Commission	1.52 (e)	12/01/2045	12,504
				72,261
	Texas (2.3%)
2,310	Gregg County Health Facilities Dev. Corp. (a)	4.33 (e)	10/01/2029	2,301
20,000	Mission EDC	1.00	1/01/2020	20,000
4,000	North Texas Tollway Auth.	1.39 (e)	1/01/2038	4,014
4,000	North Texas Tollway Auth.	1.52 (e)	1/01/2050	4,005
9,580	Northside ISD (NBGA)	2.13	8/01/2040	9,583
				39,903
	West Virginia (0.5%)
5,500	EDA	1.90	3/01/2040	5,476
3,000	Mason County	1.63	10/01/2022	2,987
				8,463
	Total Put Bonds (cost: $424,055)			415,642

ADJUSTABLE-RATE NOTES (1.4%)

New York (0.1%)

2,000	New York City	1.27	8/01/2025	2,001
	Pennsylvania (1.1%)
6,000	Turnpike Commission	1.87	12/01/2019	6,040
6,000	Turnpike Commission	1.99	12/01/2020	6,058
6,500	Turnpike Commission	1.70	12/01/2021	6,483
				18,581

9 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Texas (0.2%)
$1,750	Harris County Cultural Education Facilities
	Finance Corp.	1.32%	6/01/2018	$1,750
2,250 Harris County Cultural Education Facilities
	Finance Corp.	1.42	6/01/2019	2,253
				4,003
	Total Adjustable-Rate Notes (cost: $24,500)			24,585

VARIABLE-RATE DEMAND NOTES (27.4%)

Arizona (1.2%)

11,000	Phoenix IDA (LIQ) (LOC - Barclays Bank plc) (a)	0.91	6/01/2036	11,000
9,200	Verrado Western Overlay Community Facilities
	District (LOC - Compass Bank)	0.97	7/01/2029	9,200
				20,200
	California (3.3%)
20,000	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	0.92	12/01/2033	20,000
13,000	State (LIQ) (LOC - Dexia Credit Local) (a)	0.90	8/01/2027	13,000
12,100	Statewide Communities Dev. Auth.	0.69	4/01/2046	12,100
11,445	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	1.33	5/01/2040	11,445
				56,545
	Colorado (1.8%)
8,145	Arista Metropolitan District (LOC - Compass
	Bank)	0.97	12/01/2030	8,145
5,000	Health Facilities Auth. (LIQ) (a)	1.04	2/01/2019	5,000
17,500	Health Facilities Auth. (LIQ) (a)	0.97	10/01/2041	17,500
				30,645
	Connecticut (0.3%)
5,000	State (f)	0.84	1/01/2018	5,000
	District of Columbia (1.2%)
20,000	District (LIQ) (LOC - Deutsche Bank A.G.) (a)	0.99	10/01/2041	20,000
	Florida (2.2%)
12,000	Escambia County	0.79	4/01/2039	12,000
11,250	Miami-Dade County School Board (INS) (LIQ)
	(a)	0.92	12/01/2017	11,250
2,000	Putnam County Dev. Auth.	0.79	9/01/2024	2,000
13,500	St. Lucie County	0.78	9/01/2028	13,500
				38,750
	Georgia (1.1%)
16,800	Burke County Dev. Auth.	0.82	7/01/2049	16,800
3,000	Monroe County Dev. Auth.	0.84	11/01/2048	3,000
				19,800
	Idaho (1.5%)
15,000	American Falls Reservoir District	0.85	2/01/2025	15,000
10,810	Housing and Finance Association (f)	0.91	1/01/2038	10,810
				25,810

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Illinois (3.2%)
$16,480	Chicago Board of Education (INS) (LIQ) (a)	1.22%	7/01/2018	$16,480
10,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.24	12/01/2039	10,000
11,160	Cook County (LIQ) (a)	1.04	11/15/2020	11,160
17,390	Sports Facilities Auth. (LIQ) (LOC - Deutsche
	Bank A.G.) (a)	0.98	6/15/2032	17,390
				55,030
	Kentucky (0.9%)
15,000	Economic Dev. Finance Auth. (INS) (LIQ) (a)	0.92	1/04/2018	15,000
	Louisiana (2.2%)
17,000	Public Facilities Auth.	0.72	12/01/2043	17,000
6,400	St. James Parish	0.94	11/01/2040	6,400
14,000	St. James Parish	0.95	11/01/2040	14,000
				37,400
	Maryland (0.6%)
10,760	Health and Higher Educational Facilities Auth.
	(LIQ) (LOC - Deutsche Bank A.G.) (a)	0.98	8/15/2042	10,760
	Mississippi (1.2%)
20,100	Perry County Pollution Control (NBGA) (a)	0.90	2/01/2022	20,100
	New Jersey (1.3%)
2,050	EDA (LOC - Valley National Bank)	0.91	3/01/2031	2,050
8,725	EDA (LOC - Valley National Bank)	1.01	11/01/2040	8,725
11,415	EDA (LOC - Valley National Bank)	1.01	11/01/2040	11,415
				22,190
	New York (0.2%)
3,400	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.75	11/01/2046	3,400
	Ohio (0.3%)
5,500	State (f)	0.97	1/15/2045	5,500
	Oklahoma (0.6%)
10,000	Garfield County Industrial Auth.	0.77	1/01/2025	10,000
	Pennsylvania (1.1%)
18,900	Emmaus General Auth. (INS) (LIQ)	0.74	12/01/2028	18,900
	Texas (1.8%)
9,300	Harris County IDC	0.67	3/01/2024	9,300
1,600	Port of Port Arthur Navigation District	0.85	12/01/2039	1,600
11,575	Port of Port Arthur Navigation District	0.85	12/01/2039	11,575
7,800	Port of Port Arthur Navigation District	0.85	11/01/2040	7,800
				30,275
	Washington (0.2%)
4,500	Health Care Facilities Auth. (LOC - Barclays
	Bank plc)	0.69	8/15/2041	4,500

11 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Wyoming (1.2%)
$20,000	Gillette	0.85%	1/01/2018	$20,000
	Total Variable-Rate Demand Notes (cost: $469,805)			469,805
	Total Investments (cost: $1,712,365)			$1,708,893
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$	— $	798,861	$	— $	798,861
Put Bonds		—	415,642		—	415,642
Adjustable-Rate Notes		—	24,585		—	24,585
Variable-Rate Demand Notes		—	469,805		—	469,805
Total	$	— $	1,708,893	$	— $	1,708,893

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 12

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

13 | USAA Tax Exempt Short-Term Fund

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

Notes to Portfolio of Investments | 14

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were

$11,006,000 and $14,478,000, respectively, resulting in net unrealized depreciation of $3,472,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,711,740,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) At December 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $6,085,000, of which all were when-issued securities.

(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2016, was $4,062,000, which represented 0.2% of the Fund's net assets.

15 | USAA Tax Exempt Short-Term Fund

(e) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2016.

(f) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

(g) Restricted security that is not registered under the Securities Act of 1933.

(h) At December 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(i) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

Notes to Portfolio of Investments | 16

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA TARGET MANAGED ALLOCATION FUND

DECEMBER 31, 2016

(Form N-Q)

98357 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Managed Allocation Fund

December 31, 2016 (unaudited)

Market
Number	Value
fof Shares Security	(000)

EQUITY SECURITIES (98.0%)

EXCHANGE-TRADED FUNDS (98.0%)

Commodity-Related Exchange-Traded Funds (8.7%)

208,020	First Trust Global Tactical Commodity Strategy Fund*	$4,244
1,257,000	PowerShares DB Commodity Index Tracking Fund*	19,911
345,540	United States Commodity Index Fund*	13,821
	Total Commodity-Related Exchange-Traded Funds	37,976
	Domestic Exchange-Traded Funds (36.1%)
77,700	SPDR S&P Oil & Gas Exploration & Production ETF	3,218
16,100	VanEck Vectors Oil Services ETF	537
849,927	Vanguard Mid-Cap ETF	111,876
273,710	Vanguard REIT ETF	22,589
70,950	Vanguard Small-Cap ETF	9,150
78,290	Vanguard Small-Cap Value ETF	9,473
	Total Domestic Exchange-Traded Funds	156,843
	Fixed-Income Exchange-Traded Funds (33.7%)
314,158	iShares 7-10 Year Treasury Bond ETF	32,930
444,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	38,428
325,640	iShares TIPS Bond ETF	36,853
474,090	Vanguard Total Bond Market ETF	38,302
	Total Fixed-Income Exchange-Traded Funds	146,513
	International Exchange-Traded Funds (19.5%)
426,120	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	20,842
334,520	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	12,561
1,646,238	PowerShares FTSE RAFI Emerging Markets Portfolio	29,879
437,809	WisdomTree Japan Hedged Equity Fund	21,689
	Total International Exchange-Traded Funds	84,971
	Total Exchange-Traded Funds	426,303
	Total Equity Securities (cost: $409,176)	426,303
Principal
Amount
(000)

BONDS (0.9%)

U.S. TREASURY SECURITIES (0.9%)

Notes (0.9%)

$ 4,000 2.13%, 11/30/2023 (b) (cost: $3,978) 3,974

1 | USAA Target Managed Allocation Fund

Number of
Shares	Security	Market Value

GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (1.1%) GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)

	State Street Institutional Treasury Money Market Fund Premier Class, 0.40% (c)
4,866,132	(cost: $4,866)			$4,866
	Total Investments (cost: $418,020)			$435,143
				Unrealized
Number of		Expiration	Contract	Appreciation/
				(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (d)

LONG FUTURES

Foreign Exchange Contracts

50 Dollar Index	03/13/2017 $	5,114	$63
Total Futures		$5,114	$63
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Exchange-Traded Funds:
Commodity-Related Exchange-Traded
Funds	$37,976		$—	$—	$37,976
Domestic Exchange-Traded Funds	156,843		—	—	156,843
Fixed-Income Exchange-Traded Funds	146,513		—	—	146,513
International Exchange-Traded Funds	84,971		—	—	84,971
Bonds:
U.S. Treasury Securities	3,974		—	—	3,974
Government & U.S. Money Market
Instruments:
Government & U.S. Treasury Money Market
Funds	4,866		—	—	4,866
Futures (1)	63		—	—	63
Total	$435,206		$—	$—	$435,206

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

3 | USAA Target Managed Allocation Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

Notes to Portfolio of Investments | 4

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at December 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving

5 | USAA Target Managed Allocation Fund

unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were

$22,251,000 and $5,128,000, respectively, resulting in net unrealized appreciation of $17,123,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $434,928,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.5% of net assets at December 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust
TIPS	Treasury Inflation Protected Securities

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2016.

Notes to Portfolio of Investments | 6

(b) Securities with a value of $3,974,000 are segregated as collateral for initial margin requirements on open futures contracts.

(c) Rate represents the money market fund annualized seven-day yield at December 31, 2016.

(d) The contract value of futures purchased and/or sold as a percentage of net assets is 1.2%.

* Non-income-producing security.

7 | USAA Target Managed Allocation Fund

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA VIRGINIA BOND FUND

DECEMBER 31, 2016

(Form N-Q)

48464 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal
Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Barclays Bank plc,
Northern Trust Corp., U.S. Bancorp, or JP Morgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Fannie
Mae.

1 | USAA Virginia Bond Fund

PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund

December 31, 2016 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (84.5%)

Virginia (76.2%)

$2,500	Albemarle County IDA		5.00%	1/01/2031	$2,500
1,000	Alexandria IDA		4.75	1/01/2036	1,053
2,000	Amherst IDA		5.00	9/01/2026	1,883
2,000	Amherst IDA		4.75	9/01/2030	1,757
15,000	Arlington County IDA		5.00	7/01/2031	16,109
2,615	Capital Region Airport Commission (INS) (PRE)		5.00	7/01/2031	2,765
700	Capital Region Airport Commission		4.00	7/01/2036	731
750	Capital Region Airport Commission		4.00	7/01/2038	781
10,000	Charles City Cnty EDA		2.88	2/01/2029	9,255
5,000	Chesapeake Bay Bridge and Tunnel District
	(ETM)		5.50	7/01/2025	6,015
9,240	Chesapeake Bay Bridge and Tunnel District		5.00	7/01/2051	9,949
6,520	Chesapeake, 4.75%, 7/15/2023		4.65 (a)	7/15/2032	5,142
3,000	Chesapeake, 4.88%, 7/15/2023		4.88 (a)	7/15/2040	2,294
5,000	College Building Auth.		5.00	6/01/2029	4,838
2,725	College Building Auth.		5.00	9/01/2031	3,148
5,615	College Building Auth.		5.00	9/01/2032	6,458
6,380	College Building Auth.		5.00	9/01/2033	7,309
10,000	College Building Auth.		5.00	3/01/2034	10,808
8,000	College Building Auth.		4.00	2/01/2035	8,354
11,710	College Building Auth.		5.00	6/01/2036	10,910
2,540	College Building Auth.		5.00	3/01/2041	2,745
7,100	Fairfax County EDA (PRE)		5.00	10/01/2027	7,316
2,000	Fairfax County EDA		5.00	10/01/2029	2,332
2,000	Fairfax County EDA		5.00	10/01/2030	2,321
2,000	Fairfax County EDA		5.00	10/01/2031	2,314
1,500	Fairfax County EDA		5.00	10/01/2032	1,727
1,500	Fairfax County EDA		5.00	12/01/2032	1,539
2,200	Fairfax County EDA		5.00	10/01/2033	2,524
2,000	Fairfax County EDA		5.00	10/01/2034	2,285
7,500	Fairfax County EDA (PRE)		5.13	10/01/2037	7,736
2,750	Fairfax County EDA		4.00	10/01/2042	2,752
2,800	Fairfax County EDA		5.00	12/01/2042	2,847
1,500	Fairfax County IDA (PRE)		5.25	5/15/2026	1,635
14,000	Fairfax County IDA		5.00	5/15/2037	15,571
1,000	Fairfax County IDA		4.00	5/15/2042	1,009
6,900	Fairfax County IDA		4.00	5/15/2044	6,952
5,770	Farms of New Kent Community Dev. Auth.,
	acquired 9/08/2006-10/03/2007; cost
	$5,630 (b)(f)		5.45	3/01/2036	1,442
1,000	Fauquier County IDA (PRE)		5.00	10/01/2027	1,031
8,825	Fauquier County IDA (PRE)		5.25	10/01/2037	9,112
1,500	Greater Richmond Convention Center Auth.		5.00	6/15/2032	1,696
3,340	Hampton Roads Sanitation District	(PRE)	5.00	4/01/2033	3,502
5,660	Hampton Roads Sanitation District	(PRE)	5.00	4/01/2033	5,935
4,700	Hampton Roads Sanitation District		5.00	8/01/2043	5,419
2,795	Hanover County EDA		4.50	7/01/2030	2,809
1,100	Hanover County EDA		4.50	7/01/2032	1,100
2,000	Hanover County EDA		5.00	7/01/2042	2,013
3,630	Hanover County IDA (INS)		6.38	8/15/2018	3,764

2 | USAA Virginia Bond Fund

Principal	Market
Amount	Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,200	Henrico County EDA	5.00%	6/01/2024	$1,320
140	Henrico County EDA	4.25	6/01/2026	146
2,105	Henrico County EDA	5.00	11/01/2030	2,338
2,500	Henrico County EDA	4.00	10/01/2035	2,511
3,175	Housing Dev. Auth.	4.50	10/01/2036	3,288
5,000	Housing Dev. Auth.	4.80	7/01/2038	5,285
1,430	Housing Dev. Auth.	5.10	10/01/2038	1,530
4,480	Housing Dev. Auth.	4.60	9/01/2040	4,576
7,000	Housing Dev. Auth.	3.60	5/01/2046	6,496
1,539	Lewistown Commerce Center Community Dev.
Auth.	6.05	3/01/2044	1,342
741	Lewistown Commerce Center Community Dev.
Auth.	6.05	3/01/2044	680
2,370	Lewistown Commerce Center Community Dev.
Auth., acquired 10/12/2007; cost $2,371
(b)	6.05	3/01/2054	349
750	Lexington IDA	4.00	1/01/2031	752
5,000	Lexington IDA (PRE)	5.00	12/01/2036	5,426
1,000	Lexington IDA	4.00	1/01/2037	960
2,000	Lexington IDA	5.00	1/01/2043	2,211
1,135	Loudoun County EDA	5.00	12/01/2031	1,316
800	Loudoun County EDA	5.00	12/01/2032	924
775	Loudoun County EDA	5.00	12/01/2033	891
805	Loudoun County EDA	5.00	12/01/2034	922
5,000	Lynchburg	4.00	6/01/2044	5,172
3,000	Lynchburg EDA	5.00	9/01/2043	3,174
5,389	Marquis Community Dev. Auth, acquired
3/01/2012; cost $468 (b),(d)	5.63 (c)	9/01/2041	686
3,532	Marquis Community Dev. Auth., acquired
3/01/2012; cost $2,926 (b),(d)	5.63	9/01/2041	2,721
1,093	Marquis Community Dev. Auth., 7.50%,
9/01/2021, acquired 10/27/2015; cost
$711 (b),(e)	7.50 (a)	9/01/2045	705
5,000	Montgomery County EDA	5.00	6/01/2035	5,411
5,500	Montgomery County IDA (PRE)	5.00	2/01/2029	5,732
1,000	Norfolk EDA	5.00	11/01/2030	1,111
3,500	Norfolk EDA	5.00	11/01/2043	3,888
1,000	Norfolk Redevelopment and Housing Auth.	5.50	11/01/2019	1,004
4,816	Peninsula Town Center Community Dev. Auth.	6.45	9/01/2037	4,850
3,000	Port Auth. (PRE)	5.00	7/01/2030	3,262
10,000	Port Auth. (PRE)	5.00	7/01/2040	10,875
1,000	Portsmouth	5.00	2/01/2033	1,129
2,815	Powhatan County EDA (INS) (PRE)	5.00	3/15/2032	2,840
3,370	Prince William County IDA	4.88	1/01/2020	3,370
8,000	Prince William County IDA	5.13	1/01/2026	8,001
2,000	Prince William County IDA	5.50	9/01/2031	2,254
1,705	Prince William County IDA	5.50	9/01/2031	1,919
1,000	Prince William County IDA	5.50	9/01/2034	1,125
10,000	Prince William County IDA	5.00	11/01/2046	10,709
10,000	Public School Auth.	5.00	8/01/2024	11,950
4,000	Radford IDA (NBGA)	3.50	9/15/2029	4,069
2,340	Rappahannock Regional Jail Auth.	5.00	10/01/2034	2,682
1,165	Rappahannock Regional Jail Auth.	5.00	10/01/2035	1,331
1,030	Resources Auth.	5.00	11/01/2032	1,182
7,310	Resources Auth.	4.00	11/01/2041	7,525
2,500	Richmond Public Utility (INS)	4.50	1/15/2033	2,504
2,000	Richmond Public Utility	(PRE)	5.00	1/15/2035	2,149
6,000	Richmond Public Utility	5.00	1/15/2038	6,704
6,000	Richmond Public Utility	4.00	1/15/2040	6,170
4,500	Richmond Public Utility	(PRE)	5.00	1/15/2040	4,834
5,120	Roanoke County EDA (INS) (PRE)	5.00	10/15/2027	5,466
2,850	Roanoke County EDA (INS) (PRE)	5.00	10/15/2032	3,042
1,150	Roanoke County EDA	5.00	7/01/2033	1,246
4,285	Roanoke County EDA (INS) (PRE)	5.13	10/15/2037	4,584
110	Roanoke County EDA (INS) (PRE)	5.00	7/01/2038	122

3 | USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$6,890	Roanoke County EDA (INS)	5.00%	7/01/2038	$7,350
420	Small Business Financing Auth.	5.00	4/01/2025	455
185	Small Business Financing Auth.	5.25	4/01/2026	201
1,500	Small Business Financing Auth.	5.25	9/01/2027	1,527
855	Small Business Financing Auth.	5.50	4/01/2028	940
750	Small Business Financing Auth.	5.50	4/01/2033	818
15,000	Small Business Financing Auth.	5.25	9/01/2037	15,227
11,945	Small Business Financing Auth.	5.00	11/01/2040	12,939
520	Stafford County and City of Stauton IDA (INS)	5.25	8/01/2036	521
5,900	Stafford County EDA	5.00	6/15/2036	6,390
6,495	Stafford County EDA	4.00	6/15/2037	6,450
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	8,574
6,315	Univ. Health System Auth.	4.75	7/01/2036	6,676
3,000	Univ. Health System Auth.	4.75	7/01/2041	3,163
4,405	Univ. of Virginia	5.00	6/01/2037	5,009
5,000	Univ. of Virginia	4.00	4/01/2045	5,196
5,000	Upper Occoquan Sewage Auth.	4.00	7/01/2039	5,205
5,000	Upper Occoquan Sewage Auth. (PRE)	5.00	7/01/2041	5,104
1,795	Virginia Beach Dev. Auth.	5.00	5/01/2029	2,081
1,270	Virginia Resources Auth. (PRE)	5.00	11/01/2040	1,425
165	Virginia Resources Auth.	5.00	11/01/2040	181
2,165	Washington County IDA (PRE)	5.25	8/01/2030	2,433
2,160	Washington County IDA (PRE)	5.50	8/01/2040	2,446
2,645	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	2,649
2,000	West Virginia Regional Jail Auth.	5.00	12/01/2038	2,286
3,250	Winchester EDA	5.00	1/01/2044	3,548
3,250	Winchester EDA	5.00	1/01/2044	3,525
3,000	Winchester IDA (PRE)	5.63	1/01/2044	3,256
				517,823
	District of Columbia (5.4%)
2,825	Metropolitan Washington Airports Auth.	5.00	10/01/2029	3,047
5,500	Metropolitan Washington Airports Auth. (INS)	5.32 (c)	10/01/2030	3,162
12,465	Metropolitan Washington Airports Auth.	5.00	10/01/2030	13,150
11,230	Metropolitan Washington Airports Auth.	5.00	10/01/2039	11,983
4,000	Metropolitan Washington Airports Auth.	5.00	10/01/2053	4,166
1,000	Washington MTA	5.13	7/01/2032	1,072
				36,580
	Guam (2.6%)
1,250	Government	5.00	12/01/2046	1,371
2,000	Government Business Privilege Tax	5.00	11/15/2039	2,113
1,500	Government Business Privilege Tax	5.00	1/01/2042	1,563
1,255	International Airport Auth. (INS)	5.75	10/01/2043	1,449
500	Power Auth.	5.00	10/01/2031	544
1,000	Power Auth.	5.00	10/01/2034	1,044
750	Power Auth. (INS)	5.00	10/01/2039	826
1,000	Power Auth. (INS)	5.00	10/01/2044	1,097
2,850	Waterworks Auth.	5.00	7/01/2035	3,064
4,000	Waterworks Auth.	5.50	7/01/2043	4,384
				17,455
	U.S. Virgin Islands (0.3%)
2,000	Public Finance Auth.	5.00	10/01/2032	1,699
	Total Fixed-Rate Instruments (cost: $567,126)			573,557

PUT BONDS (1.2%)

Virginia (1.2%)

5,000 Wise County IDA	2.15	10/01/2040	4,967

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,000	York County EDA	1.88%	5/01/2033	$3,014
				7,981
	Total Put Bonds (cost: $8,000)			7,981

VARIABLE-RATE DEMAND NOTES (13.3%)

Virginia (11.1%)

1,000	Alexandria IDA (LOC - Bank of America Corp.)	0.74	7/01/2038	1,000
14,125	College Building Auth. (LIQ)	0.73	8/01/2034	14,125
8,925	Fairfax County EDA (LIQ)	0.69	12/01/2033	8,925
4,200	Fairfax County EDA (LIQ)	0.72	12/01/2033	4,200
4,230	Fauquier County IDA (LOC - BB&T Corp.)	0.77	12/01/2033	4,230
4,860	Hanover County EDA (LOC - U.S. Bancorp)	0.75	11/01/2025	4,860
1,315	Hanover County EDA (LOC - Bank of New York
	Mellon Corp.)	0.75	11/01/2025	1,315
13,850	Loudoun County IDA	0.70	2/15/2038	13,850
4,100	Loudoun County IDA	0.70	2/15/2038	4,100
855	Lynchburg IDA (LOC - Federal Home Loan Bank
	of Atlanta)	0.72	1/01/2028	855
9,665	Norfolk EDA	0.73	11/01/2034	9,665
5,000	Resources Auth. (LIQ) (e)	0.75	11/01/2019	5,000
3,335	Tenet Healthcare Corp. (LIQ) (e)	0.80	2/18/2017	3,335
				75,460
	District of Columbia (2.2%)
5,200	Metropolitan Washington Airports Auth. (LOC -
	TD Bank, N.A.)	0.68	10/01/2039	5,200
9,790	Metropolitan Washington Airports Auth. (LOC -
	Toronto-Dominion Bank)	0.71	10/01/2039	9,790
				14,990
	Total Variable-Rate Demand Notes (cost: $90,450)			90,450
	Total Investments (cost: $665,576)			$671,988
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	572,115	$1,442	$573,557
Put Bonds		—	7,981	—	7,981
Variable-Rate Demand Notes		—	90,450	—	90,450
Total	$	— $	670,546	$1,442	$671,988

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

5 | USAA Virginia Bond Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed-Rate Instruments
Balance as of March 31, 2016	$1,443
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(1)

Balance as of December 31, 2016	$1,442

For the period of April 1, 2016, through December 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

7 | USAA Virginia Bond Fund

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 8

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of December 31, 2016, were

$19,958,000 and $13,546,000, respectively, resulting in net unrealized appreciation of $6,412,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $679,113,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

9 | USAA Virginia Bond Fund

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2016, was $5,903,000, which represented 0.9% of the Fund's net assets.

(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(d) Restricted security that is not registered under the Securities Act of 1933.

(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f) At December 31, 2016, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 3 RD QUARTER

USAA VIRGINIA MONEY MARKET FUND

DECEMBER 31, 2016

(Form N-Q)

48465 -0217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase &
Co. or Royal Bank of Canada.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA Virginia Money Market Fund

PORTFOLIO OF INVESTMENTS

USAA Virginia Money Market Fund

December 31, 2016 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (86.9%)

Virginia (77.8%)

$3,175	Albemarle County IDA (LOC - Wells Fargo &
	Co.)	0.69%	10/01/2022	$3,175
6,400	Albemarle County IDA (LOC - SunTrust Bank)	0.80	10/01/2037	6,400
1,510	Alexandria IDA (LOC - Bank of America Corp.)	0.79	7/01/2026	1,510
1,400	Fairfax County EDA (LOC - SunTrust Bank)	0.80	6/01/2037	1,400
7,000	Fairfax County IDA	0.72	5/15/2042	7,000
6,955	Fauquier County IDA (LOC - PNC Financial
	Services Group)	0.79	4/01/2038	6,955
6,900	Hampton Roads Sanitation District	0.71	8/01/2046	6,900
3,090	Hanover County EDA (LOC - Bank of New York
	Mellon Corp.)	0.75	11/01/2025	3,090
4,065	Hanover County EDA (LOC - U.S. Bancorp)	0.75	11/01/2025	4,065
7,020	Lexington IDA	0.69	1/01/2035	7,020
7,000	Loudoun County IDA (LOC - Northern Trust
	Corp.)	0.75	6/01/2034	7,000
6,900	Loudoun County IDA	0.70	2/15/2038	6,900
3,605	Loudoun County IDA (LOC - PNC Financial
	Services Group)	0.79	3/01/2038	3,605
6,995	Lynchburg IDA (LOC - Federal Home Loan Bank
	of Atlanta)	0.72	1/01/2028	6,995
4,000	Montgomery County IDA (LOC - Bank of New
	York Mellon Corp.)	0.70	6/01/2035	4,000
7,030	Norfolk EDA	0.73	11/01/2034	7,030
4,850	Norfolk Redevelopment and Housing Auth.
	(LOC - Bank of America Corp.)	0.78	7/01/2034	4,850
2,640	Roanoke County EDA (LOC - BB&T Corp.)	0.83	10/01/2028	2,640
2,495	Stafford County EDA (LIQ) (a)	0.80	4/01/2017	2,495
910	Stafford County IDA (LOC - U.S. Bancorp)	0.73	5/01/2049	910
6,775	Transportation Board (LIQ) (a)	0.75	5/15/2020	6,775
3,100	Univ. of Virginia (LIQ) (a)	0.75	12/01/2017	3,100
2,000	Virginia Beach (LIQ) (a)	0.75	4/01/2017	2,000
6,825	Virginia College Building Auth. (LIQ) (a)	0.75	2/01/2021	6,825
				112,640
	District of Columbia (9.1%)
7,590	Metropolitan Washington Airports Auth. (LOC -
	Toronto-Dominion Bank)	0.71	10/01/2039	7,590
5,635	Metropolitan Washington Airports Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.75	10/01/2039	5,635
				13,225
	Total Variable-Rate Demand Notes (cost: $125,865)			125,865

2 | USAA Virginia Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (12.9%)

Virginia (12.9%)

$7,480	Commonwealth	5.00%	6/01/2017	$7,621
11,000	Stafford County & Staunton IDA (LOC - Bank of
	America Corp.)	0.75	1/12/2017	11,000
				18,621
	Total Fixed-Rate Instruments (cost: $18,621)			18,621
	Total Investments (cost: $144,486)			$144,486
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes	$	— $	125,865	$	— $	125,865
Fixed-Rate Instruments		—	18,621		—	18,621
Total	$	— $	144,486	$	— $	144,486

3 | USAA Virginia Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

4 | USAA Virginia Money Market Fund

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D .. As of December 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $144,840,000 at December 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the final rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

5 | USAA Virginia Money Market Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 6

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2016

By:	/S/ DANIEL J. MAVICO
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Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	2/24/2017
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	2/24/2017
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By:	/S/ ROBERTO GALINDO, JR.
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Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	2/24/2017
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